As filed with the Securities and Exchange Commission
on April 29, 1998
------------------------------------------------------
-----------------------
Registration No. 2-74288
		811-3275

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 48

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 50

SMITH BARNEY INVESTMENT FUNDS INC.
(Exact name of Registrant as Specified in Charter)
388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area Code:)
Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd
Floor)
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
_____	immediately upon filing pursuant to Paragraph
(b)
__X__	On April 30, 1998 pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)
(1)
_____	On (date) pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)
(2)
_____	On (date) pursuant to paragraph (a) (2)of rule
485

If appropriate, check the following box:

_____	This post-effective amendment designates a new
effective date for a
	previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common
Stock

SMITH BARNEY INVESTMENT FUNDS INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

SMITH BARNEY INVESTMENT FUNDS INC.

FORM  N-1A CROSS REFERENCE SHEET

PURSUANT TO RULE 485(a) Under the Securities Act of
1933, as amended

Part A
Item No.					Prospectus Caption

1. Cover Page 				Cover Page

2. Synopsis 				Prospectus Summary

3. Condensed Financial Highlights	Financial
Highlights Information

4. General Description
of Registrant 			Cover Page;
						Prospectus Summary
						Investment
Objective and
						Management
Policies;
Additional
Information

5. Management of the Fund		Management of the
Fund and the Company;
						Distributor;
Additional
Information;
						Annual Report

6. Capital Stock and Other		Investment
Objective and
    Securities				Management
Policies;
Dividends,
Distributions and
Taxes; Additional
Information

7. Purchase of Securities
Being Offered			Valuation of
Shares;
Purchase of
Shares;
						Exchange
Privilege;
Redemption of
Shares;
						Minimum Account
Size;
Distributor;
Additional
Information

8. Redemption
or Purchase of Shares; 			Redemption of
Shares;
Exchange Privilege

9. Pending Legal Proceedings		Not Applicable

Part B
Item No. and Caption			Statement of
Additional Information Caption

10 Cover Page				Cover page

11. Table of Contents			Contents

12. General Information
 and History Distributor;		Additional
Information

13. Investment Objectives
and Policies 				Investment
Objectives
Management and
Policies

14. Management of the Fund		Management of the
Company; Distributor

15. Control Persons and 		Principal
Management of the Company
Holders of Securities

16. Investment Advisory
and Other Services			Management of the
Company;
						Distributor

17. Brokerage Allocation and 		Investment
Objective and
Other Services				Management
Policies; Distributor

18. Capital Stock and Other 		Investment
Objective and
Securities 					Management
Policies;
Purchase of
Shares;
						Redemption of
Shares;
Taxes

19. Purchase, Redemption and		Purchase of
Shares;
Pricing of  Securities Being		Redemption of
Shares
Offered					Valuation of
Shares;
Distributor;
Exchange Privilege

20. Tax Status				Taxes

21. Underwriters				see Prospectus
"Purchase of Shares"
22. Calculations of Performance 	Performance Data

23. Financial Statements		Financial
Statements

SMITH BARNEY INVESTMENT FUNDS
PART A

P R O S P E C T U S




CONCERT

PEACHTREE

GROWTH



FUND




APRIL 30, 1998


PROSPECTUS BEGINS ON PAGE ONE


[LOGO] SMITH BARNEY MUTUAL FUNDS
       Investing for your future.
       Every day.

PROSPECTUS


April 30, 1998

Concert Peachtree Growth Fund
388 Greenwich Street
New York, New York 10013
(800) 451-2010

 The Concert Peachtree Growth Fund (the "Fund") seeks capital appreciation through investments in securities believed to have above average potential for capital appreciation.

 The Fund is one of a number of funds, each having distinct investment objec-tives and policies, making up the Smith Barney
Investment Funds Inc (the "Com-
pany"). The Fund is an open-end, management investment company commonly referred to as a mutual fund.

 This Prospectus sets forth concisely certain information about the Company and the Fund, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

 Additional information about the Fund is contained in a Statement of Addi-tional Information dated April 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-ing the Fund at the telephone number or address set forth above or by contact-ing a Smith Barney Financial Consultant. The Statement of Additional Informa-tion has been filed with the Securities and Exchange
Commission (the "SEC")
and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.

Distributor

MUTUAL MANAGEMENT CORP.

Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            9
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   13
-------------------------------------------------
VALUATION OF SHARES                            18
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES            19
-------------------------------------------------
PURCHASE OF SHARES                            20
-------------------------------------------------
EXCHANGE PRIVILEGE                            30
-------------------------------------------------
REDEMPTION OF SHARES                          33
-------------------------------------------------
MINIMUM ACCOUNT SIZE                          36
-------------------------------------------------
PERFORMANCE                                   36
-------------------------------------------------
MANAGEMENT OF THE COMPANY AND THE FUND        37
-------------------------------------------------
DISTRIBUTOR                                   38
-------------------------------------------------
ADDITIONAL INFORMATION                        39
-------------------------------------------------

------------------------------------------------------
--------------------------

  No person has been authorized to give any
information or to make any
representations in connection with this offering other
than those contained in
this Prospectus and, if given or made, such other
information or
representations must not be relied upon as having been
authorized by the Fund
or the distributor. This Prospectus does not
constitute an offer by the Fund or
the distributor to sell or a solicitation of an offer
to buy any of the
securities offered hereby in any jurisdiction to any
person to whom it is
unlawful to make such offer or solicitation in such
jurisdiction.
------------------------------------------------------
--------------------------

PROSPECTUS SUMMARY
  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, management investment company whose investment objective is to seek capital appreciation through investments in securities believed to have above average potential for capital apprecia-tion. See "Investment Objective and Management
Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.
The general public is
offered three classes of shares: Class A shares, Class
B shares and Class C
shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of
$15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of
$500,000 or more will be made at net asset value with no sales charge, but will be subject to a contingent deferred sales charge
("CDSC") of 1.00% on
redemptions made within 12 months of purchase. See
"Prospectus Summary--
Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares bear an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The
Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class
B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See
"Purchase of Shares--Deferred Sales Charge
Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They bear an annual service fee of 0.25% and an annual distribu-tion fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of pur-chase. The CDSC may be waived for certain redemptions.
The Class C shares'
distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares which, when combined with current holdings of Class C shares of the Fund, equal or exceed $500,000 in the aggregate should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circumstances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regu-lar investment may wish to consider Class A shares; as the investment accumu-lates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B shares and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may par-tially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assur-ance that this would be the case.

  Finally investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class
B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares held in funds sponsored by Smith
Barney Inc. ("Smith Bar-
ney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See
"Purchase of Shares." Because
the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class
A shares at net asset
value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Company and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares,"
"Dividends, Distributions and
Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS
Investors may be eligible to
participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney
ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM)
Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained at Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis
(an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the
Fund's transfer agent, First Data Investor Services
Group, Inc. ("First Data").
See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and
Class C shares may open
an account by making an initial investment of at least
$1,000 for each account,
or $250 for an individual retirement account ("IRA")
or a Self-Employed Retire-
ment Plan. Investors in Class Y shares may open an
account for an initial
investment of $15,000,000. Subsequent investments of
at least $50 may be made
for all Classes. For participants in retirement plans
qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum
initial investment require
    -
ment for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. The minimum investment requirements for purchases of Fund shares through the Systematic
Investment Plan are described
below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Invest-ment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirements for all classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See
"Purchase of Shares" and
"Redemption of Shares."

MANAGEMENT OF THE FUND Mutual Management Corp. ("MMC")
(formerly known as
Smith Barney Mutual Funds Management, Inc.), serves as the Fund's investment adviser and administrator. MMC provides investment advisory and management services to investment companies affiliated with Smith
Barney. MMC is a wholly
owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"). Holdings
is a wholly owned subsidiary of Travelers Group Inc.
("Travelers"), a diversi-
fied financial services holding company engaged, through its subsidiaries principally in four business segments: Investment
Services, including Asset
Management, Consumer Finance Services, Life Insurance
Services and Property &
Casualty Insurance Services. See "Management of the
Company and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney
Mutual Funds at the respec-
tive net asset values next determined. See "Exchange
Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See
"Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid at least annually. See "Dividends, Distributions and Taxes."


REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a
Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value.
Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or

CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See
"Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS The Fund invests principally in common stocks. The prices of common stocks and other securities fluctuate and, there-fore, the value of an investment in the Fund will vary based upon the Fund's investment performance. Any income from these investments will be incidental to the goal of capital appreciation. The Fund may use management techniques and strategies involving options, futures contracts and options on futures
(which are sometimes referred to as "derivatives").
The utilization of these
techniques may involve greater than ordinary investment risks and the likeli-hood of more volatile price fluctuation. See
"Investment Objective and Manage-
ment Policies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the
Fund, based on the maximum sales charge or maximum
CDSC that may be incurred
at the time of purchase or redemption and unless otherwise noted the Fund's operating expenses for its most recent fiscal year:

  CONCERT PEACHTREE GROWTH FUND                  CLASS
A CLASS B CLASS C CLASS Y
------------------------------------------------------
--------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)
5.00%    None   None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever is
      lower)
None*   5.00%   1.00%   None
------------------------------------------------------
--------------------------
  ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF OFFERING PRICE)
    Management Fees
1.00%   1.00%   1.00%   1.00%
    12b-1 Fees**                                  0.25
1.00    1.00    None
    Other Expenses                                0.42
0.42    0.41    0.10
------------------------------------------------------
--------------------------
  TOTAL FUND OPERATING EXPENSES
1.67%   2.42%   2.41%   1.10%

------------------------------------------------------
-------------------------

   * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class
C shares may pay more
     than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

  Class A shares of the Fund purchased through Smith
Barney AssetOne Program
will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of
Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares.
Smith Barney also
receives, with respect to Class B shares and Class C shares, an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Clas-ses, consisting of a 0.25% service fee and a 0.75% distribution fee. "Other
Expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

  EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Company and the Fund."

  CONCERT PEACHTREE GROWTH FUND                   1
YEAR 3 YEARS 5 YEARS 10 YEARS*
------------------------------------------------------
----------------------------
  An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end of
  each time period:
    Class A.....................................   $66
$100    $136     $238
    Class B.....................................    75
105     139      257
    Class C.....................................    35
75     129      275
    Class Y.....................................    11
35      61      134
  An investor would pay the following expenses
  on the same investment, assuming the same
  annual return and no redemption:
    Class A.....................................   $66
$100    $136     $238
    Class B.....................................    25
75     129      257
    Class C.....................................    24
75     129      275
    Class Y.....................................    11
35      61      134
------------------------------------------------------
----------------------------

  * Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN
THOSE SHOWN ABOVE.

FINANCIAL HIGHLIGHTS

 The following information has been audited by KPMG
Peat Marwick LLP, indepen-
dent auditors, whose report thereon appears in the Fund's annual report dated
December 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's
Annual Report to Shareholders, which is incorporated by reference into the
Statement of Additional Information.

FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

CONCERT PEACHTREE GROWTH FUND            1997    1996
1995(1)
------------------------------------------------------
----------
NET ASSET VALUE, BEGINNING OF YEAR     $13.80  $14.31
$13.36
------------------------------------------------------
----------
INCOME FROM OPERATIONS:
 Net investment income                   0.03    0.01
0.03
 Net realized and unrealized gain        0.65    1.85
1.87
------------------------------------------------------
----------
Total Income From Operations             0.68    1.86
1.90
------------------------------------------------------
----------
LESS DISTRIBUTIONS FROM:
 Net investment income                    --    (0.11)
(0.02)
 Net realized gains                     (1.07)  (2.26)
(0.93)
------------------------------------------------------
----------
Total Distributions                     (1.07)  (2.37)
(0.95)
------------------------------------------------------
----------
NET ASSET VALUE, END OF YEAR           $13.41  $13.80
$14.31
------------------------------------------------------
----------
TOTAL RETURN                             5.18%  13.96%
14.61%++
------------------------------------------------------
----------
NET ASSETS, END OF YEAR (MILLIONS)        $67     $72
$58
------------------------------------------------------
----------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                1.67%   1.78%
1.72%+
 Net investment income                   0.22    0.13
0.46+
------------------------------------------------------
----------
PORTFOLIO TURNOVER RATE                   227%    183%
51%
------------------------------------------------------
----------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                    $0.05   $0.06
$0.06
------------------------------------------------------
----------

(1) For the period from July 3, 1995 (inception date) to December 31, 1995.

 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

CONCERT PEACHTREE GROWTH FUND           1997    1996
1995(1)
------------------------------------------------------
----------
NET ASSET VALUE, BEGINNING OF YEAR     $13.74  $14.27
$13.36
------------------------------------------------------
----------
INCOME FROM OPERATIONS:
 Net investment loss                    (0.07)  (0.09)
(0.02)
 Net realized and unrealized gain        0.64    1.84
1.86
------------------------------------------------------
----------
Total Income From Operations             0.57    1.75
1.84
------------------------------------------------------
----------
LESS DISTRIBUTIONS FROM:
 Net investment income                    --    (0.02)
--
 Net realized gains                     (1.07)  (2.26)
(0.93)
------------------------------------------------------
----------
Total Distributions                     (1.07)  (2.28)
(0.93)
------------------------------------------------------
----------
NET ASSET VALUE, END OF YEAR           $13.24  $13.74
$14.27
------------------------------------------------------
----------
TOTAL RETURN                             4.40%  13.12%
14.15%++
------------------------------------------------------
----------
NET ASSETS, END OF YEAR (MILLIONS)        $42     $43
$33
------------------------------------------------------
----------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                2.42%   2.53%
2.46%+
 Net investment loss                    (0.53)  (0.63)
(0.27)+
------------------------------------------------------
----------
PORTFOLIO TURNOVER RATE                   227%    183%
51%
------------------------------------------------------
----------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                    $0.05   $0.06
$0.06
------------------------------------------------------
----------

(1) For the period from July 3, 1995 (inception date) to December 31, 1995.

 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A CLASS C SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR.

CONCERT PEACHTREE GROWTH FUND            1997    1996
1995(1)
------------------------------------------------------
----------
NET ASSET VALUE, BEGINNING OF YEAR     $13.78  $14.29
$14.05
------------------------------------------------------
----------
INCOME FROM OPERATIONS:
 Net investment income (loss)           (0.05)  (0.08)
0.01
 Net realized and unrealized gain        0.62    1.85
1.16
------------------------------------------------------
----------
Total Income From Operations             0.57    1.77
1.17
------------------------------------------------------
----------
LESS DISTRIBUTIONS FROM:
 Net investment income                    --    (0.02)
--
 Net realized gains                     (1.07)  (2.26)
(0.93)
------------------------------------------------------
----------
Total Distributions                     (1.07)  (2.28)
(0.93)
------------------------------------------------------
----------
NET ASSET VALUE, END OF YEAR           $13.28  $13.78
$14.29
------------------------------------------------------
----------
TOTAL RETURN                             4.38%  13.24%
8.69%++
------------------------------------------------------
----------
NET ASSETS, END OF YEAR (000S)           $203    $174
$88
------------------------------------------------------
----------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                2.41%   2.40%
2.29%+
 Net investment income (loss)           (0.53)  (0.48)
0.13+
------------------------------------------------------
----------
PORTFOLIO TURNOVER RATE                   227%    183%
51%
------------------------------------------------------
----------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                    $0.05   $0.06
$0.06
------------------------------------------------------
----------

(1) For the period from August 8, 1995 (inception date) to December 31, 1995.

 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

DATE

FOR A CLASS Y SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

CONCERT PEACHTREE GROWTH
FUND                        1997(/1/)
-------------------------------------
NET ASSET VALUE,
BEGINNING OF YEAR         $14.86
-------------------------------------
INCOME FROM OPERATIONS:
 Net investment income      0.01
 Net realized and
 unrealized loss           (0.38)
-------------------------------------
Total Loss From
Operations                 (0.37)
-------------------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains        (1.07)
-------------------------------------
Total Distributions        (1.07)
-------------------------------------
NET ASSET VALUE, END OF
YEAR                      $13.42
-------------------------------------
TOTAL RETURN               (2.25)%++
-------------------------------------
NET ASSETS, END OF YEAR
(MILLIONS)                  $115
-------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses                   1.10%+
 Net investment income      0.62+
-------------------------------------
PORTFOLIO TURNOVER RATE      227%
-------------------------------------
AVERAGE COMMISSIONS PER
 SHARE
 PAID ON EQUITY
 TRANSACTIONS              $0.05
-------------------------------------

(1) For the period from October 15, 1997 (inception date) to December 31, 1997.

 ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
  The Fund has an investment objective of achieving capital appreciation. It seeks to achieve this objective by investing in securities believed to have above average potential for capital appreciation.
There can be no assurance
that the Fund will achieve its investment objective.

  The Fund invests principally in common stocks and uses a disciplined manage-ment style involving computer-aided, quantitative analysis supported by funda-mental research to select what it believes to be equity securities of compa-nies having prospects of strong sustainable earnings growth and stock price appreciation. Such securities will typically be issued by small capitalization companies, larger companies with established records of growth in sales or earnings, and companies with new products, new services, or new processes. The
Fund may also invest in companies in cyclical industries during periods when their securities appear overly depressed and therefore attractive for capital appreciation. In addition to common stocks of companies, the Fund may invest in securities convertible into or exchangeable for common stocks, such as con-vertible preferred stocks or convertible debentures, and warrants.

  The Fund generally holds a portion of its assets in investment grade short-term debt securities, investment grade corporate or government bonds, cash and cash equivalents in order to provide liquidity. Such investments may be increased when deemed appropriate by MMC for temporary defensive purposes.
Under such circumstances, the Fund may invest up to 100% of its assets in short-term investments which may include repurchase agreements with domestic banks or broker-dealers. The Fund may invest up to 35% of its total assets in securities of foreign issuers. The Fund may also engage in portfolio manage-ment strategies and techniques involving options, futures contracts and options on futures (which are sometimes referred to as "derivatives"). A derivative is a financial instrument whose performance is derived, at least in part, from the performance of an underlying asset. The
Fund's use of deriva-
tives is limited to 10% of the Fund's net assets.

  Investments in smaller capitalized companies
(companies with a capitaliza-
tion of less than $1 billion) may offer greater opportunities for growth of capital than larger, more established companies, but may also involve certain risks because smaller capitalized companies often have limited product use, market or financial resources and may be dependent on one or two people for management. In addition, small capitalized companies may be subject to a lim-ited liquidity and more volatility which could result in significant fluctua-tions in the price of their shares.

  The Fund may also invest in money market instruments, enter into repurchase agreements and reverse repurchase agreements for temporary defensive purposes, lend its portfolio securities, invest in real estate investment trusts, sell securities short "against the box", purchase the securities of companies with less than three years of continuous operation, and enter into forward contracts.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

  In making purchases of securities consistent with the above policies, the
Fund will be subject to the applicable restrictions referred to under "Invest-ment Restrictions" in the Statement of Additional
Information. Except for the
Fund's investment objective and those restrictions specifically identified as fundamental, which may not be changed without the "vote of a majority of the outstanding voting securities", as defined in the Investment Company Act of
1940, as amended (the "1940 Act"), all investment policies and practices described in this Prospectus and in the Statement of Additional Information are non-fundamental, and may be changed by the Board of Directors without share-holder approval.

 RISK FACTORS AND OTHER SPECIAL CONSIDERATIONS

  Repurchase Agreements. The Fund may enter into repurchase agreement transac-tions with domestic banks or broker-dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obli-gation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securi-ties, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. MMC, acting under the supervision of the Board of Directors, reviews on an ongoing basis, the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

  Options, Futures Contracts and Related Options. The
Fund expects to utilize
options (including interest rate and currency swaps, caps, collars and floors), futures contracts and options thereon in several different ways, depending upon the status of the Fund's portfolio and MMC's expectations concerning the secu-rities markets. The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities. If
MMC is not successful in utilizing options, futures contracts and similar instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments.
The Fund may write or
purchase options in privately negotiated transactions
("OTC Options") as well
as listed options. OTC Options can be closed out only by agreement with the other party to the transaction. Any OTC Option purchased by the Fund will be considered an illiquid security. Any

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

OTC Option written by the Fund will be with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price.
Such options will be considered illiquid to the extent that the formula price exceeds the intrinsic value of the option. The Fund may not write or purchase options, purchase or sell futures contracts or related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the
Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts thereon by the Fund, an amount of cash, debt securities of any grade or equity securities having a value equal to or greater than the mar-ket value of the obligation under the futures contracts (less any related mar-gin deposits) will be maintained in a segregated account with the Fund's custo-dian, provided such securities have been determined by MMC to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines estab-lished by the Directors. The Fund may not invest more than 15% of its net assets in illiquid securities and repurchase agreements which have a maturity of longer than seven days. A more complete discussion of the potential risks involved in transactions involving options or futures contracts and related options, is contained in the Statement of Additional
Information.

  Foreign Securities. The Fund may also invest in securities of foreign issuers of developed and emerging market countries, including non-U.S. dollar denomi-nated securities, Eurodollar securities and securities issued, assumed or guar-anteed by a foreign government, political subdivisions or instrumentalities thereof. The Fund will limit its investment in foreign securities to 35% of its total assets. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future foreign political and economic developments and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since the Fund may invest in secu-rities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Fund does not ade-quately hedge against such fluctuations, affect the value of securities in its portfolio. In addition, with respect to certain countries, there is the possi-bility of expropriation of assets, repatriation, confiscatory taxation, politi-cal or social instability or diplomatic developments which could adversely affect investments in those countries.

  There also may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to account-ing, auditing and financial reporting standards comparable to those of U.S.
companies.

  The Fund may also purchase foreign securities in the form of American Deposi-tary Receipts ("ADRs") and European Depositary
Receipts ("EDRs") or other

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)
securities representing underlying shares of foreign companies. ADRs are pub-licly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the
United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements.

  Foreign Currency Transactions. The value of the
Fund's portfolio securities
that are traded in foreign markets may be affected by changes in currency exchange rates and exchange control regulations. In addition, the Fund will incur costs in connection with the conversions between various currencies. The
Fund's foreign currency exchange transactions generally will be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Fund pur-chases and sells foreign currency on a spot basis in connection with the set-tlement of transactions in securities traded in such foreign currency. The
Fund does not purchase and sell foreign currencies as an investment.

  The Fund may also enter into contracts with banks or other foreign currency brokers and dealers in which the Fund purchases or sells foreign currencies at a future date ("futures contracts") and purchase and sell foreign currency futures contracts to hedge against changes in foreign currency exchange rates.
A foreign currency forward contract is a negotiated agreement between the con-tracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

  The Fund may attempt to hedge against changes in the value of the U.S. dol-lar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount. Such hedging strategies may be employed before the Fund purchases a foreign security traded in the hedged currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the price of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transac-tions reduce or preclude the opportunity for gain if the value of the

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)
hedged currency should move in the direction opposite to the hedged position.
The Fund will not speculate in foreign currency forward or futures contracts or through the purchase and sale of foreign currencies.

  Forward Commitments. The Fund may purchase or sell debt securities on a
"when-issued" or "delayed delivery" basis ("Forward
Commitments"). These trans-
actions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future (a month or more after such transac-tions). The price is fixed on the date of the commitment and the seller contin-ues to accrue interest on the securities covered by the Forward Commitment until delivery and payment take place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

  Loans of Portfolio Securities. Consistent with applicable regulatory require-ments, the Fund may lend its portfolio securities provided: (a) the loan is secured continuously by collateral consisting of U.S.
government securities or
cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (b) the Fund may at any time call the loan and obtain the return of the securities loaned; and (c) the Fund will receive any interest or dividend paid on the loaned securities.

  Restricted and Illiquid Securities. The Fund may invest in restricted securi-ties. Restricted securities are securities subject to legal or contractual restrictions on their resale. Such restrictions might prevent the sale of restricted securities at a time when such sale would otherwise be desirable.
Restricted securities and securities for which there is no readily available market ("illiquid assets") will not be acquired if the total amount of all illiquid assets of the Fund would exceed 10% of the Fund's total assets.

  Borrowing. The Fund may borrow money from banks temporarily for emergency purposes in an amount not exceeding 33 1/3% of the Fund's total assets.

  Year 2000. The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer soft-ware systems in use today cannot recognize the year
2000, but revert to 1900 or
some other date, due to the manner in which dates were encoded and calculated.
That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith
Barney have advised the Fund that they have been reviewing all of their com-puter systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

agent and accounting service agent that they are also in the process of modify-ing their systems with the same goal. There can, however, be no assurance that
MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  MMC arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Smith Barney), which in its best judgment pro-vide prompt and reliable execution at favorable prices and reasonable commis-sion rates. MMC may select brokers and dealers which provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.

  The Fund may experience high portfolio turnover as a result of its investment strategies. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions for the
Fund. While the Fund does not intend to engage in short-term trading, it will not consider portfolio turnover rate as a limiting factor in making investment decisions consistent with its objectives and policies.
The Fund's portfolio
turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year. See "Financial
Highlights" for the Fund's annual turnover rates during each year since incep-tion.

VALUATION OF SHARES

  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value, or, in the absence of a market value with respect to any securities, at fair value. Secu-rities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assis-tance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchange, except that when an occurrence subsequent to the time a foreign secu-rity is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day.
Unlisted foreign securities are valued at the mean between the last available bid and offer price prior to the time of valuation.
Any assets or liabilities
initially expressed in terms of foreign currencies will be converted into U.S.
dollar values at the mean between the bid and offered quotations of such cur-rencies against U.S. dollars as last quoted by any recognized dealer. Securi-ties for which market quotations are not readily available are valued at fair value. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices pro-vided by a pricing service approved by the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to distribute dividends from net investment income and, net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and cap-ital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

  The per share amounts of dividends from net investment income on Classes B and C may be lower than that of Classes A and Y, mainly as a result of the dis-tribution fees applicable to Class B and C shares.
Similarly, the per share
amounts of dividends from net investment income on Class A shares may be lower than that of Class Y, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same amount across all
Classes of Fund shares (A, B, C and Y).

 TAXES

  The following is a summary of the material federal tax considerations affect-ing the Fund and Fund shareholders, please refer to the Statement of Additional Information for further discus-sion. In addition to the considerations described below and in the Statement of Additional Information, there may be other federal, state, local, and/or foreign tax applications to consid-er. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

  The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated invest-ment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.


  Dividends paid from net investment income and net realized short-term securi-ties gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

  Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate divi-dends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposi-tion. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

  The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification num-ber (social security or employer identification number). Withholding from tax-able dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

PURCHASE OF SHARES


 GENERAL

  The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000
(except for purchases of Class
Y shares by Smith Barney Concert Allocation Series
Inc., for which there is no
minimum purchase amount). See "Prospectus Summary --
Alternative Purchase
Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the sell-ing group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith
Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan, in the Fund.
Investors in Class Y
shares may open an account by making an initial investment of $15,000,000.
Subsequent investments of at least $50 may be made for all Classes. For par-ticipants in retirement plans qualified under Section
403(b)(7) or Section
401(a) of the Code, the minimum initial investment requirement for Class A,
Class B and Class C shares and the subsequent investment requirement for all
Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class
C shares and the subse-
quent investment requirement for all Classes is $25.
For shareholders purchas-
ing shares of the Fund through the Systematic
Investment Plan on a quarterly
basis, the minimum initial investment requirement for Class A, Class B and
Class C shares and the subsequent investment requirement for all Classes is
$50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including
Smith Barney, Directors
or Trustees of any of the Smith Barney Mutual Funds or of other funds affili-ated with Travelers and their spouses and children.
The Fund reserves the
right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data.
Share certificates are issued only upon a shareholder's written request to
First Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day (the
"trade date").

Orders received by dealers or Introducing Brokers prior to the close of regu-lar trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith
Barney or Introducing
Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan. Under the
Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial insti-tution indicated by the shareholder to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to com-plete the transfer will be charged a fee of up to $25 by Smith Barney or First
Data. The Systematic Investment Plan also authorizes
Smith Barney to apply
cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Bar-ney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                               SALES CHARGE
                      ------------------------------

DEALERS'
                           % OF           % OF
REALLOWANCE AS % OF
AMOUNT OF INVESTMENT  OFFERING PRICE AMOUNT INVESTED
OFFERING PRICE
------------------------------------------------------
------------------
Less than $25,000          5.00%          5.26%
4.50%
$ 25,000 - 49,999          4.00           4.17
3.60
 50,000  - 99,999          3.50           3.63
3.15
 100,000 - 249,999         3.00           3.09
2.70
 250,000 - 499,999         2.00           2.04
1.80
 500,000 and over           *               *
*
------------------------------------------------------
------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of
  1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates
Smith Barney Financial
  Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived.
See "Deferred Sales
  Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group who receive at least
90% of the sales charge
may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual, and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and
employees of Travelers and its subsidiaries and any of the Smith Barney Mutual
Funds or other Travelors-affiliated funds (including retired board members and employees); the immediate families of such persons
(including the surviving
spouse of a deceased board member or employee); and to a pension, profit-shar-ing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for invest-ment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial
Consultant (for a period up
to 90 days from the commencement of the Financial
Consultant's employment with
Smith Barney), on the condition that the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge;
(d) purchases by shareholders who have redeemed Class
A shares in the Fund (or
Class A shares of another fund in the Smith Barney
Mutual Funds that are
offered with a sales charge) and who wish to reinvest their redemption pro-ceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith
Barney 401(k) Program
(Note: subsequent investments will be subject to the applicable sales charge);
(g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith
Barney fee-based arrangement; and (i) purchases of Class A shares by Section
403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement
Programs. In order to obtain such discounts, the purchaser must provide suffi-cient information at the time of purchase to permit verification that the pur-chase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange
Privilege" then held by
such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A
Shares," and will be based
upon the aggregate sales of Class A shares of Smith
Barney Mutual Funds
offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for pay-roll deductions, IRAs or investments pursuant to retirement plans under Sec-tion 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a quali-fied group may also purchase Class A shares at the reduced sales charge appli-cable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been pre-viously purchased and still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a dis-count and (c) satisfies uniform criteria which enable
Smith Barney to realize
economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to per-mit verification that the purchase qualifies for the reduced sales charge.
Approval of group purchase reduced sales charge plans is subject to the dis-cretion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of
$50,000 or more provides
an opportunity for an investor to obtain a reduced sales charge by aggregating the investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the
"Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the
Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the
13 month period starting up to 90 days before the date of execution of a Let-ter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.
Please Contact a Smith Barney Financial Consultant or
First Data to obtain a
Letter of Intent application.

  Class Y Shares. A letter of intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the
Fund and agree to purchase a total of $15,000,000 of Class Y shares of the
Fund within 13 months from the date of the Letter. If a total investment of
$15,000,000 is not made within the 13-month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a)
Class B shares; (b) Class
C shares; and (c) Class A shares purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents:
(a) capital appreciation
of Fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC
Shares are subject to a 1.00%
CDSC if redeemed within 12 months of purchase. In circumstances in which the
CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) program as described below.
See "Purchase of Shares--Smith Barney 401(k) and
ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fee. There will also be converted at that time such propor-tion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B
Dividend Shares) owned by the
shareholder. See "Prospectus Summary--Alternative
Purchase Arrangements--Class
B Shares Conversion Feature."

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions and finally of other shares held by the shareholders for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calcu-lated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any
CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased
100 Class B shares at $10
per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to
$12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see
"Exchange Privilege"); (b)
automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemption of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise.
In addition, a share-
holder who has redeemed shares from other funds of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation
(by Smith Barney in the
case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participat-ing ("Participating Plans") in these programs.

  The Fund offers to Participating Plans Class A and
Class C shares as invest-
ment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs.
Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the
Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of
Class A shares of one or more funds of the Smith
Barney Mutual Funds.

  Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of
Class C shares of one or more funds of the Smith
Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After
June 21, 1996. If, at the
end of the fifth year after the date the Participating
Plan enrolled in the
Smith Barney 401(k) Program or the Smith Barney
ExecChoice(TM) Program, a Par-
ticipating Plan's total Class C holdings in all non-money market Smith Barney
Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. (For Participating Plans that were originally established through a Smith
Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.)
Such Participating Plans
will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating
Plan does not qualify
for the five year exchange to Class A shares, a review of the Participating
Plan's holdings will be performed each quarter until either the Participating
Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k)
Program, if its total Class
C holdings in all non-money market Smith Barney Mutual
Funds equal at least
$500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) or
ExecChoice(TM) Program,
whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM)
Program. Such Plans will
be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating
Plan will not be eligible
to acquire additional Class C shares of the Fund but instead may acquire Class
A shares of the Fund. Any Class C shares not converted will continue to be sub-ject to the distribution fee.

  Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program or the Smith Barney
ExecChoice(TM) Program must purchase
such shares directly from First Data. For further information regarding these
Programs, investors should contact a Smith Barney
Financial Consultant.

  Existing 401(k) Plans Investing in Class B Shares.
Class B shares of the Fund
are not available for purchase by Participating Plans opened on or after June
21, 1996, but may continue to be purchased by any Participating Plan in the
Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Pro-gram.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating
Plan will be offered the
opportunity to exchange all of its Class B shares for Class A shares of the
Fund. Such Participating Plan will be notified of the pending exchange in writ-ing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Par-ticipating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participat-ing Plan elects not to exchange all of its Class B shares at that time, each
Class B share held by the Participating Plan will have the same conversion fea-ture as Class B shares held by other investors. See
"Purchase of Shares--
Deferred Sales Charge Alternatives."

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the sharehold-er's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Partici-pating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating
Plan; (b) the termina-
tion of employment of an employee in the Participating
Plan; (c) the death or
disability of an employee in the Participating Plan;
(d) the attainment of age
59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the
Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

EXCHANGE PRIVILEGE


  Except as otherwise noted below and provided your investment dealer is an authorized distributor of the fund, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the fol-lowing funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class
A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME
 Growth Funds
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.

    Smith Barney Large Cap Blend Fund

    Smith Barney Large Capitalization Growth Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.

    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund

 Growth and Income Funds
    Concert Social Awareness Fund
    Smith Barney Convertible Fund

    Smith Barney Funds, Inc.--Large Cap Value Fund

    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

 Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income
Fund
    Smith Barney Diversified Strategic Income Fund

    +++Smith Barney Funds, Inc.--Short-Term U.S.
Treasury Securities Fund

    Smith Barney Funds, Inc.--U.S. Government
Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

 Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California
Municipals Fund
    *Smith Barney Intermediate Maturity New York
Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio

    Smith Barney Municipal High Income Fund
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

 Global--International Funds

    Smith Barney Hansberger Global Small Cap Value
Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets
Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government
Bond Portfolio Smith
    Barney World Funds, Inc.--International Balanced
Portfolio
    Smith Barney World Funds, Inc.--International
Equity Portfolio
    Smith Barney World Funds, Inc.--Pacific Portfolio

 Smith Barney Concert Allocation Series Inc.

    Smith Barney Concert Allocation Series Inc.--
Balanced Portfolio

    Smith Barney Concert Allocation Series Inc.--
Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--
Global Portfolio

    Smith Barney Concert Allocation Series Inc.--
Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--High
Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--
Income Portfolio

 Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government
Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement
Portfolio

    +++Smith Barney Municipal Money Market Fund, Inc.

    +++Smith Barney Muni Funds--California Money
Market Portfolio

    +++Smith Barney Muni Funds--New York Money Market
Portfolio

------------------------------------------------------
-------------------------
  * Available for exchange with Class A, Class C and
Class Y shares of the
    Fund.
 ** Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the
    Smith Barney 401(k) Program may exchange those shares for Class C shares of this Fund.
***Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class C shares of the Fund.
 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, participating plans prior to June 21, 1996 and investing in
    Class C shares may exchange Fund shares for Class
C shares of this Fund.
+++Available for exchange with Class A and Class Y shares of the Fund.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares into any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new
Class B shares will be
deemed to have been purchased on the same date as the Class B shares of the
Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange
Privilege. Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. MMC may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders.
In this event, MMC will
notify Smith Barney and

Smith Barney may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or
(b) remain invested in the Fund or exchange into any of the funds of the Smith
Barney Mutual Funds listed above, which position the shareholder would be expected to maintain for a significant period of time.
All relevant factors
will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption and Exchange Program."

  Exchanges will be processed at the net asset value next determined. Redemp-tion procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form.
If the account registration of the shares of the fund being acquired is identi-cal to the registration of the shares of the fund exchanged, no signature guar-antee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed.
Before exchanging shares, investors should read the current prospectus describ-ing the shares to be acquired. The Fund reserves the right to modify or discon-tinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one
Class, any request for redemp-
tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances.
Generally, if the redemption pro-
ceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith
Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.
Shares held by Smith Barney
as custodian must be redeemed by submitting a written request to a Smith Bar-ney Financial Consultant.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial
Consultant. Shares other than
those held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

  Concert Peachtree Growth Fund
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 5128
  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or writ-ten redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal
Reserve System or member
firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemp-tion request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of the record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address on rec-ord. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least
$10,000 may elect to
receive periodic cash payments of at least $50 monthly or quarterly. Retire-ment plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan com-mences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial
Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guaran-tee that will be provided by First Data upon request.
(Alternatively, an
investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at
1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New
York City time) on any day the NYSE is open.
Redemption requests received after
the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the sharehold-er' account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholders's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged.
Such exchange request may
be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
(New York time) on any day on which the NYSE is open.
Exchange requests
received after the close of regular trading on the NYSE are processed at the net asset value next determined.

  Additional Information regarding Telephone
Redemption and Exchange Program.
Neither the Fund nor its agents will be liable for following instructions com-municated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholders's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size). The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE

  From time to time, the Fund may include its total
return, average annual
total return and current dividend return in
advertisements and/or other types
of sales literature. These figures are computed
separately for Class A, Class
B, Class C and Class Y shares of the Fund. These
figures are based on histori-
cal earnings and are not intended to indicate future
performance. Total return
is computed for a specified period of time assuming
deduction of the maximum
sales charge, if any, from the initial amount invested
and reinvestment of all
income dividends and capital gain distributions on the
reinvestment dates at
prices calculated as stated in this Prospectus, then
dividing the value of the
investment at the end of the period so calculated by
the initial amount
invested and subtracting 100%. The standard average
annual total return, as
prescribed by the Securities and Exchange Commission,
is derived from this
total return, which provides the ending redeemable
value. Such standard total
return information may also be accompanied with
nonstandard total return infor-
mation for differing periods computed in the same
manner but without
annualizing the total return or taking sales charges
into account. The Fund
calculates current dividend return for each Class by
annualizing the most
recent monthly distribution and dividing by the net
asset value or the maximum
public offering price (including sales charge) on the
last day of the period
for which current divi     -
dend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible dif-ferences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical
Services, Inc. and other financial publications.

MANAGEMENT OF THE COMPANY AND THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agree-ments between the Company and the companies that furnish services to the Fund and the Company, including agreements with the Fund's investment adviser, dis-tributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment manager. The
Statement of Additional
Information contains background information regarding each Director of the
Fund and executive officer of the Company.

 MMC

  MMC, located at 388 Greenwich Street, New York, New
York 10013, serves as
the Fund's investment adviser and manages the day-to-day operations of the
Fund pursuant to a management agreement entered into by the Company, on behalf of the Fund. MMC (through its predecessor entities) has been in the investment counseling business since 1940. MMC renders investment advice to investment companies that had aggregate assets under management as of March 31, 1998, of approximately $100.5 billion.

  Subject to the supervision and direction of the Company's Board of Direc-tors, MMC manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfo-lio managers and securities analysts who provide research services to the
Fund. For the services rendered, the Fund pays MMC a monthly fee at the annual rate of 1.00% of the value of its average daily net assets up to $250 million and 0.85% of the average daily net assets thereafter.
Although this fee is
higher than that paid by most investment companies, the Fund's management has determined that it is comparable to the fee charged by other investment advisers of investment companies that have similar objectives and policies.

 PORTFOLIO MANAGEMENT

  Dennis A. Johnson, CFA, a Managing Director of Smith
Barney Inc. and Presi-
dent and Chief Investment Officer of Peachtree Asset
Management ("Peachtree"),
a division of MMC, has been the Fund's portfolio manager since August 1997 and is responsible for managing the day to day investment operations of the Fund, including the making of investment decisions. Prior to joining Peachtree, Mr.
Johnson was Vice President of Trusco Capital.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended
December 31, 1997 is included
in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Con-sultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

  On April 6, 1998, Travelers announced that it had entered into a Merger
Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also sub-ject to approval by the stockholders of each of Travelers Group and Citicorp.
Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank
Holding Company Act of
1956 (the "BHCA"), the requirements of the Glass-
Steagall Act and certain other
laws and regulations. Although the effects of the merger of Travelers and
Citicorp and compliance with the requirements of the BHCA and the Glass-
Steagall Act are still under review, MMC does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.

DISTRIBUTOR


  Smith Barney is located at 388 Greenwich Street, New
York, New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under
Rule 12b-1 under the 1940 Act (the "Plan"), Smith
Barney is paid an annual
service fee with respect to Class A, Class B and Class
C shares of the Fund at
the annual rate of 0.25% of the average daily net assets of the respective
Class. Smith Barney is also paid an annual distribution fee with respect to
Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial
Consultants for servicing share-
holder accounts and, in the case of Class B and Class
C shares, to cover
expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing pro-spectuses to potential investors; payments to and expenses of Smith Barney
Financial Consultants and other persons who provide support services in connec-tion with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial
Consultants may receive
different levels of compensation for selling different
Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred.
The Company's Board of
Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION

  The Company was incorporated under the laws of the
State of Maryland pursuant
to Articles of Incorporation dated September 29, 1981,
as amended from time to
time. The Fund was organized in 1995 and, through a
reorganization, acquired
the assets of the Growth Opportunity Fund, a separate
series fund of Common
Sense Trust. The Fund offers shares of common stock
currently classified into
four Classes, A, B, C and Y, with a par value of $.001
per share. Each Class
represents an identical interest in the Fund's
investment portfolio. As a
result, the Classes have the same rights, privileges
and preferences, except
with respect to: (a) the designation of each Class;
(b) the effect of the
respective sales charges for each Class; (c) the
distribution and/or service
fees borne by each Class pursuant to the Plan; (d) the
expenses allocable
exclusively to each Class; (e) voting rights on
matters exclusively affecting a
single Class; (f) the exchange privilege of each
Class; and (g) the conversion
feature of the Class B shares. The Board of Directors
does not anticipate that
there will be any conflicts among the interests of the
hold     -
ers of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflicts exists and, if so, take appropriate action.

  PNC Bank National Association, located at 17th and
Chestnut Streets, Phila-
delphia, Pennsylvania, PA 19103, serves as custodian of the Fund's investments.

  First Data, located at Exchange Place, Boston,
Massachusetts 02109, serves as
the Company's transfer agent.

  The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing
Directors unless and
until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least
10% of the Company's out-
standing shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that
Class. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one
Class of shares.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listing of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household hav-ing multiple accounts with the identical address of record will receive a sin-gle copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith
Barney Financial Consultant
or the Fund's transfer agent.

                            ----------------------

                                               SMITH
BARNEY
                                               -------
--------------------------
                                               A
Member of TravelersGroup [LOGO]




CONCERT

PEACHTREE

GROWTH



FUND


388 Greenwich Street

New York, New York 10013



FD 0970 4/98

PROSPECTUS                                 April 30,
1998


------------------------------------------------------
--------------------------
Smith Barney Investment Funds Inc.

Concert Peachtree Growth Fund
3100 Breckinridge Blvd., Bldg 200

Duluth, Georgia 30099-0062
(800) 544-5445

 The Concert Peachtree Growth Fund (the "Fund") seeks capital appreciation through investments in securities believed to have above average potential for capital appreciation.

 The Fund is one of a number of funds, each having distinct investment objec-tives and policies, making up the Smith Barney
Investment Funds Inc. (the "Com-
pany"). The Fund is an open-end, management investment company commonly referred to as a mutual fund.

 This Prospectus sets forth concisely certain information about the Company and the Fund, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and retain it for future reference.

 Additional information about the Fund is contained in a Statement of Addi-tional Information dated April 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-ing the Fund at the telephone number or address set forth above or by contact-ing a Registered Representative of PFS Investments
Inc. ("PFS Investments").
The Statement of Additional Information has been filed with the Securities and
Exchange Commission (the "SEC") and is incorporated by reference into this Pro-spectus in its entirety.

PFS DISTRIBUTORS, INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            8
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   10
-------------------------------------------------
VALUATION OF SHARES                            15
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             16
-------------------------------------------------
PURCHASE OF SHARES                             18
-------------------------------------------------
EXCHANGE PRIVILEGE                             23
-------------------------------------------------
REDEMPTION OF SHARES                           24
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           26
-------------------------------------------------
PERFORMANCE                                    26
-------------------------------------------------
MANAGEMENT OF THE COMPANY AND THE FUND         27
-------------------------------------------------
DISTRIBUTOR                                    29
-------------------------------------------------
ADDITIONAL INFORMATION                         30
-------------------------------------------------

------------------------------------------------------
--------------------------
  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

------------------------------------------------------
--------------------------

PROSPECTUS SUMMARY

 The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, management investment company whose investment objective is to seek capital appreciation through investments in securities believed to have above average potential for capital appreciation. See "Investment Objective and Management
Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers two classes of shares
("Classes") to investors purchasing through PFS
Investments Registered
Representatives. These Classes, which are designed to provide them with the flexibility of selecting an investment best suited to their needs, are: Class
A shares and Class B shares. See "Purchase of Shares" and "Redemption of
Shares." In addition to Class A and Class B shares, the Fund offers Class C and Class Y shares to investors purchasing through Smith Barney Inc. ("Smith
Barney"), a distributor of the Fund. Those shares have different sales charges and other expenses than Class A and Class B shares, which may affect performance.

 Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of
$500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See
"Prospectus Summary--
Reduced or No Initial Sales Charge."

 Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares bear an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The
Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

 Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class
B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See
"Purchase of Shares--Deferred Sales Charge
Alternatives."

 In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

 Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regu-lar investment may wish to consider Class A shares; as the investment accumu-lates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class.
Because the Fund's future
return cannot be predicted, however, there can be no assurance that this would be the case.

 Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more may be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares held in funds sponsored by Smith Barney listed under "Exchange Privilege."
Class A share purchases may
also be eligible for a reduced initial sales charge.
See "Purchase of Shares."
Because the ongoing expenses of Class A shares may be lower than those for
Class B shares, purchasers eligible to purchase Class
A shares at net asset
value or at a reduced sales charge should consider doing so.

 PFS Investments Registered Representatives may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B shares is the same as that of the initial sales charge on the Class A shares.

 See "Purchase of Shares" and "Management of the Company and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares,"
"Dividends, Distributions
and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor, PFS
Distributors, Inc. ("PFS"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement
Plan. Subsequent investments of at least $50 may be made for both Classes. For participants in retirement plans qualified under
Section 403(b)(7) or Section
401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), the minimum initial and subsequent investment requirement for both Classes is $25.
The minimum initial and subsequent investment requirement for both Classes through the Systematic Investment Plan described below is $25. See "Purchase of
Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month for Fund shares in an amount of at least
$25. See "Purchase of
Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See
"Purchase of Shares" and
"Redemption of Shares."

MANAGEMENT OF THE FUND Mutual Management Corp. ("MMC")
(formerly Smith Barney
Mutual Funds Management Inc.) serves as the Fund's investment adviser and administrator. MMC provides investment advisory and management services to investment companies affiliated with Smith Barney. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"). Holdings is a
wholly owned subsidiary of Travelers Group Inc.
("Travelers"), a diversified
financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment
Services, including Asset
Management, Consumer Finance Services, Life Insurance
Services and Property &
Casualty Insurance Services. See "Management of the
Company and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney
Mutual Funds at the respective
net asset values next determined. See "Exchange
Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from PFS Shareholder Services (the "Sub-Transfer
Agent"). See "Valuation of
Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a
Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value.
Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS The Fund invests principally in common stocks. The prices of common stocks and other securities fluctuate and, therefore, the value of an investment in the Fund will vary based upon the
Fund's investment performance. Any income from these investments will be incidental to the goal of capital appreciation. The
Fund may use management
techniques and strategies involving options, futures contracts and options on futures (which are sometimes referred to as "derivatives"). The utilization of these techniques may involve greater than ordinary investment risks and the likelihood of more volatile price fluctuation. See
"Investment Objective and
Management Policies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the
Fund, based on the maximum sales charge or maximum
CDSC that may be incurred
at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

 CONCERT PEACHTREE GROWTH FUND
CLASS A CLASS B
------------------------------------------------------
--------------------------
 SHAREHOLDER TRANSACTION EXPENSES
   Maximum sales charge imposed on purchases
    (as a percentage of offering
price)........................   5.00%   None
   Maximum CDSC (as a percentage of original cost or
redemption
    proceeds, whichever is
lower)..............................   None*   5.00%
------------------------------------------------------
--------------------------
 ANNUAL FUND OPERATING EXPENSES
   (as a percentage of offering price)
   Management
Fees.............................................
1.00%   1.00%
   12b-1
Fees**................................................
0.25    1.00
   Other
Expenses..............................................
0.42    0.42
------------------------------------------------------
--------------------------
 TOTAL FUND OPERATING
EXPENSES.................................   1.67%
2.42%

------------------------------------------------------
-------------------------

  * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee.

 The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B and certain Class A shares, the length of time the shares are held. See "Purchase of Shares" and "Redemption of Shares." PFS receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of
Class A shares. With respect to Class B shares, PFS receives an annual 12b-1 fee of 1.00% of the value of average daily net assets of that Class, consist-ing of a 0.25% service fee and a 0.75% distribution fee. "Other Expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

 The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Company and the Fund."

CONCERT PEACHTREE GROWTH FUND                 1 YEAR 3
YEARS 5 YEARS 10 YEARS*
------------------------------------------------------
------------------------
An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end
  of each time period:
 Class A.....................................  $66
$100    $136     $238
 Class B.....................................   75
105     139      257
An investor would pay the following expenses
  on the same investment, assuming the same
  annual return and no redemption:
 Class A.....................................  $66
$100    $136     $238
 Class B.....................................   25
75     129      257
------------------------------------------------------
------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

 The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED REPRESENTA-
TIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES
MAY BE GREATER OR LESS
THAN THOSE SHOWN ABOVE.

FINANCIAL HIGHLIGHTS

 The following information has been audited by KPMG
Peat Marwick LLP,
independent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

CONCERT PEACHTREE GROWTH FUND           1997    1996
1995(1)
------------------------------------------------------
-----------
NET ASSET VALUE, BEGINNING OF YEAR     $13.80  $14.31
$13.36
------------------------------------------------------
-----------
INCOME FROM OPERATIONS:
 Net investment income                   0.03    0.01
0.03
 Net realized and unrealized gain        0.65    1.85
1.87
------------------------------------------------------
-----------
Total Income From Operations             0.68    1.86
1.90
------------------------------------------------------
-----------
LESS DISTRIBUTIONS FROM:
 Net investment income                    --    (0.11)
(0.02)
 Net realized gains                     (1.07)  (2.26)
(0.93)
------------------------------------------------------
-----------
Total Distributions                     (1.07)  (2.37)
(0.95)
------------------------------------------------------
-----------
NET ASSET VALUE, END OF YEAR           $13.41  $13.80
$14.31
------------------------------------------------------
-----------
TOTAL RETURN                             5.18%  13.96%
14.61%++
------------------------------------------------------
-----------
NET ASSETS, END OF YEAR (MILLIONS)     $   67  $    72
$   58
------------------------------------------------------
-----------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                1.67%   1.78%
1.72%+
 Net investment income                   0.22    0.13
0.46 +
------------------------------------------------------
-----------
PORTFOLIO TURNOVER RATE                   227%
183%     51%
------------------------------------------------------
-----------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                   $ 0.05  $ 0.06
$ 0.06
------------------------------------------------------
-----------

(1) For the period from July 3, 1995 (inception date) to December 31, 1995.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

CONCERT PEACHTREE GROWTH FUND           1997    1996
1995(1)
------------------------------------------------------
----------
NET ASSET VALUE, BEGINNING OF YEAR     $13.74  $14.27
$13.36
------------------------------------------------------
----------
INCOME FROM OPERATIONS:
 Net investment loss                    (0.07)  (0.09)
(0.02)
 Net realized and unrealized gain        0.64    1.84
1.86
------------------------------------------------------
----------
Total Income From Operations             0.57    1.75
1.84
------------------------------------------------------
----------
LESS DISTRIBUTIONS FROM:
 Net investment income                    --    (0.02)
--
 Net realized gains                     (1.07)  (2.26)
(0.93)
------------------------------------------------------
----------
Total Distributions                     (1.07)  (2.28)
(0.93)
------------------------------------------------------
----------
NET ASSET VALUE, END OF YEAR           $13.24  $13.74
$14.27
------------------------------------------------------
----------
TOTAL RETURN                             4.40%  13.12%
14.15%++
------------------------------------------------------
----------
NET ASSETS, END OF YEAR (MILLIONS)        $42     $43
$33
------------------------------------------------------
----------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                2.42%   2.53%
2.46%+
 Net investment loss                    (0.53)  (0.63)
(0.27)+
------------------------------------------------------
----------
PORTFOLIO TURNOVER RATE                   227%    183%
51%
------------------------------------------------------
----------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                    $0.05   $0.06
$0.06
------------------------------------------------------
----------

(1) For the period from July 3, 1995 (inception date) to December 31, 1995.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


 The Fund has an investment objective of achieving capital appreciation. It seeks to achieve this objective by investing in securities believed to have above average potential for capital appreciation.
There can be no assurance
that the Fund will achieve its investment objective.

 The Fund invests principally in common stocks and uses a disciplined manage-ment style involving computer-aided, quantitative analysis supported by funda-mental research to select what it believes to be equity securities of compa-nies having prospects of strong sustainable earnings appreciation. Such secu-rities will typically be issued by small capitalization companies, larger com-panies with established records of growth in sales or earnings, and companies with new products, new services, or new processes. The
Fund may also invest in
companies in cyclical industries during periods when their securities appear overly depressed and therefore attractive for capital appreciation. In addi-tion to common stocks of companies, the Fund may invest in securities convert-ible into or exchangeable for common stocks, such as convertible preferred stocks or convertible debentures, and warrants.

 The Fund generally holds a portion of its assets in investment grade short-term debt securities, investment grade corporate or government bonds, cash and cash equivalents in order to provide liquidity. Such investments may be increased when deemed appropriate by MMC for temporary defensive purposes.
Under such circumstances, the Fund may invest up to 100% of its assets in short-term investments which may include repurchase agreements with domestic banks or broker-dealers. The Fund may invest up to 35% of its total assets in securities of foreign issuers. The Fund may also engage in portfolio manage-ment strategies and techniques involving options, futures contracts and options on futures (which are sometimes referred to as "derivatives"). A derivative is a financial instrument whose performance is derived, at least in part, from the performance of an underlying asset. The
Fund's use of deriva-
tives is limited to 10% of the Fund's net assets.

 Investments in smaller capitalized companies
(companies with a capitalization
of less than $1 billion) may offer greater opportunities for growth of capital than larger, more established companies, but may also involve certain risks because smaller capitalized companies often have limited product use, market or financial resources and may be dependent on one or two people for manage-ment. In addition, smaller capitalized companies may be subject to a limited liquidity and more volatility which could result in significant fluctuations in the price of their shares.

 The Fund may also invest in money market instruments, enter into repurchase agreements and reverse repurchase agreements for temporary defensive purposes, lend its portfolio securities, invest in real estate investment trusts, sell securities short "against the box", purchase the securities of companies with less than three years of continuous operation, and enter into forward con-tracts.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

 In making purchases of securities consistent with the above policies, the Fund will be subject to the applicable restrictions referred to under "Investment
Restrictions" in the Statement of Additional
Information. Except for the Fund's
investment objective and those restrictions specifically identified as funda-mental, which may not be changed without the "vote of a majority of the out-standing voting securities", as defined in the Investment Company Act of 1940, as amended (the "1940 Act") all investment policies and practices described in this Prospectus and in the Statement of Additional
Information are non-funda-
mental and may be changed by the Board of Directors, without shareholder approval.

 RISK FACTORS AND OTHER SPECIAL CONSIDERATIONS

 Repurchase Agreements. The Fund may enter into repurchase agreement transac-tions with domestic banks or broker-dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obli-gation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securi-ties, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. MMC, acting under the supervision of the Board of Directors, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

 Options, Futures Contracts and Related Options. The
Fund expects to utilize
options (including interest rate and currency swaps, caps, collars and floors), futures contracts and options thereon in several different ways, depending upon the status of the Fund's portfolio and MMC's expectations concerning the secu-rities markets. The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities. If
MMC is not successful in utilizing options, futures contracts and similar instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments.
The Fund may write or
purchase options in privately negotiated transactions
("OTC Options") as well
as listed options. OTC Options can be closed out only by agreement with the other party to the transaction. Any

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

OTC Option purchased by the Fund will be considered an illiquid security. Any
OTC Option written by the Fund will be with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price.
Such options will be considered illiquid to the extent that the formula price exceeds the intrinsic value of the option. The Fund may not write or purchase options, purchase or sell futures contracts or related options for which the aggregate initial margin and premiums exceed 5.00% of the fair market value of the Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts thereon by the Fund, an amount of cash, debt securities of any grade, or equity securities having a value equal to or greater than the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the Fund's custodian, provided such securities have been determined by MMC to be liquid and unencumbered and are marked to market daily pursuant to guidelines estab-lished by the Directors. The Fund may not invest more than 15% of its net assets in illiquid securities and repurchase agreements which have a maturity of longer than seven days. A more complete discussion of the potential risks involved in transactions involving options or futures contracts and related options, is contained in the Statement of Additional
Information.

 Foreign Securities. The Fund may also invest in securities of foreign issuers of developed and emerging market countries, including non-U.S. dollar denomi-nated securities, Eurodollar securities and securities issued, assumed or guar-anteed by a foreign government, political subdivisions or instrumentalities thereof. The Fund will limit its investment in foreign securities to 35% of its total assets. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future foreign political and economic developments and the possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. Since the Fund may invest in secu-rities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Fund does not ade-quately hedge against such fluctuations, affect the value of securities in its portfolio. In addition, with respect to certain countries, there is the possi-bility of expropriation of assets, repatriation, confiscatory taxation, politi-cal or social instability or diplomatic developments which could adversely affect investments in those countries.

  There also may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to account-ing, auditing and financial reporting standards comparable to those of U.S.
companies.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

 The Fund may also purchase foreign securities in the form of American Deposi-tary Receipts ("ADRs") and European Depositary
Receipts ("EDRs") or other secu-
rities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United
States and are issued
through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrange-ment, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the
United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored
ADR as it is for a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements.

 Foreign Currency Transactions. The value of the
Fund's portfolio securities
that are traded in foreign markets may be affected by changes in currency exchange rates and exchange control regulations. In addition, the Fund will incur costs in connection with the conversions between various currencies. The
Fund's foreign currency exchange transactions generally will be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Fund purchases and sells foreign currency on a spot basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund does not purchase and sell foreign currencies as an investment.

 The Fund may also enter contracts with banks or other foreign currency brokers and dealers in which the Fund purchases or sells foreign currencies at a future date ("futures contracts") and purchase and sell foreign currency futures con-tracts to hedge against changes in foreign currency exchange rates. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

 The Fund may attempt to hedge against changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount.
Such hedging strategies may be employed before the Fund purchases a foreign security traded in the hedged currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctua-tions in the price of portfolio securities

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should move in the direction opposite to the hedged position. The Fund will not speculate in foreign currency forward or futures contracts or through the purchase and sale of foreign currencies.

 Forward Commitments. The Fund may purchase or sell debt securities on a "when-issued" or "delayed delivery" basis ("Forward
Commitments"). These transactions
occur when securities are purchased or sold by the Fund with payment and deliv-ery taking place in the future (a month or more after such transactions). The price is fixed on the date of the commitment and the seller continues to accrue interest on the securities covered by the Forward
Commitment until delivery and
payment take place. At the time of settlement, the market value of the securi-ties may be more or less than the purchase or sale price.

 Loans of Portfolio Securities. Consistent with applicable regulatory require-ments, the Fund may lend its portfolio securities provided: (a) the loan is secured continuously by collateral consisting of U.S.
government securities or
cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (b) the Fund may at any time call the loan and obtain the return of the securities loaned; and (c) the Fund will receive any interest or dividend paid on the loaned securities.

 Restricted and Illiquid Securities. The Fund may invest in restricted securi-ties. Restricted securities are securities subject to legal or contractual restrictions on their resale. Such restrictions might prevent the sale of restricted securities at a time when such sale would otherwise be desirable.
Restricted securities and securities for which there is no readily available market ("illiquid assets") will not be acquired if the total amount of all illiquid assets of the Fund would exceed 10% of the Fund's total assets.

  Borrowing. The Fund may borrow money from banks temporarily for emergency purposes in an amount not exceeding 33 1/3% of the Fund's total assets.

  Year 2000. The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer soft-ware systems in use today cannot recognize the year
2000, but revert to 1900 or
some other date, due to the manner in which dates were encoded and calculated.
That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith
Barney have advised the Fund that they have been reviewing all of their com-puter systems and actively working on necessary changes to their systems to

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assur-ance that MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair
Fund services at that time.

 PORTFOLIO TRANSACTIONS AND TURNOVER

 MMC arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Smith Barney), which in its best judgment pro-vide prompt and reliable execution at favorable prices and reasonable commis-sion rates. MMC may select brokers and dealers which provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.

 The Fund may experience high portfolio turnover as a result of its investment strategies. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions for the
Fund. While the Fund does not intend to engage in short-term trading, it will not consider portfolio turnover rate as a limiting factor in making investment decisions consistent with its respective objectives and policies. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year. See
"Financial Highlights" for the Fund's annual turnover rates during each year since inception.

VALUATION OF SHARES


 The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

 Generally, the Fund's investments are valued at market value, or, in the absence of a market value with respect to any securities, at fair value. Secu-rities listed on an exchange are valued on the basis of the last sale prior to the time the valua-tion is made. If there has been no sale since the immediately previous valua-tion, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded.
Portfolio securities which are
primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchange, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by con-sideration of other factors by or under the direction of the Board of Direc-tors. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Unlisted foreign securities are valued at the mean between the last available bid and offer price prior to the time of valuation. Any assets or liabilities initially expressed in terms of foreign currencies will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. Securities for which market quotations are not readily available are valued at fair value.
Notwithstanding the above, bonds
and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the
Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The Fund's policy is to distribute dividends from net investment income and, net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and cap-ital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

 The per share amounts of dividends from net investment income on Class B may be lower than that of Class A, mainly as a result of the distribution fees applicable to Class B shares. Capital gain distributions, if any, will be the same amount for both all Classes of Fund shares (A and B).

 TAXES

 The following is a summary of the material federal tax considerations affect-ing the Fund and Fund shareholders, please refer to the Statement of Additional Information for further discus-sion. In addition to the considerations described below and in the Statement of Additional Information, there may be other federal, state, local, and/or foreign tax applications to consider.
Because taxes are a complex matter, prospective shareholders are urged to con-sult their tax advisors for more detailed information with respect to the tax consequences of any investment.

 The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated invest-ment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.


 Dividends paid from net investment income and net realized short-term securi-ties gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

 Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate divi-dends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

 A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposi-tion. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

 The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification num-ber (social security or employer identification number). Withholding from tax-able dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

PURCHASE OF SHARES


 GENERAL

 The Fund offers two Classes of shares to investors purchasing through PFS
Investments Registered Representatives. Class A shares are sold to investors with an initial sales charge and Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. See
"Prospectus Summary--Alternative Purchase
Arrangements" for a discussion of
factors to consider in selecting which Class of shares to purchase.

 Initial purchases of Fund shares must be made through a PFS Investments Reg-istered Representative by completing the appropriate application found in the prospectus. The completed application should be forwarded to the Sub-Transfer
Agent, 3100 Breckinridge Blvd., Bldg 200, Duluth,
Georgia 30099-0062. Checks
drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check.
Subsequent investments may be
sent directly to the Sub-Transfer Agent.

 Investors in Class A and Class B shares may open an account by making an ini-tial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan in the Fund. Subsequent investments of at least
$50 may be made for both Classes. For participants in retirement plans quali-fied under Section 403(b)(7) or Section 401(a) of the Code, the minimum ini-tial and subsequent investment requirement for both
Classes in the Fund is
$25. For the Fund's Systematic Investment Plan, the minimum initial and subse-quent investment requirement for both Classes is $25.
There are no minimum
investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors of the Company or Directors or
Trustee of other funds affiliated with Travelers and their spouses and chil-dren. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the
Sub-Transfer Agent. Share certificates are issued only upon a shareholder's written request to the Sub-Transfer Agent. A shareholder who has insufficient funds to complete any purchase will be charged a fee of $25 per returned pur-chase by PFS or the Sub-Transfer Agent.

 Purchase orders received by the Sub-Transfer Agent prior to the close of reg-ular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day.

 SYSTEMATIC INVESTMENT PLAN

 Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan. Under the
Systematic Investment Plan, the Sub-Transfer Agent is authorized through preautho-rized transfers of $25 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly basis to pro-vide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by PFS or the Sub-Transfer Agent. A shareholder who places a stop payment on a transfer or shareholders whose transfer is returned because the account has been closed will also be charged a fee of $25 by PFS or the Sub-Transfer
Agent.

 INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

 The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                  SALES CHARGE
                         -----------------------------
-
  CONCERT PEACHREE
DEALERS'
  GROWTH FUND                 % OF           % OF
REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT
INVESTED   OFFERING PRICE
------------------------------------------------------
---------------------
  Less than  $ 25,000         5.00%          5.26%
4.50%
  $ 25,000 -  49,999          4.00           4.17
3.60
    50,000 -  99,999          3.50           3.63
3.15
   100,000 - 249,999          3.00           3.09
2.70
   250,000 - 499,999          2.00           2.04
1.80
   500,000 - and over          *               *
*
------------------------------------------------------
---------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of
  1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to PFS, which in turn, pays PFS
Investments to compensate
  its Investments Registered Representatives whose clients make purchases of
  $500,000 or more. The CDSC is waived in the same circumstances in which the
  CDSC applicable to Class B shares is waived. See
"Deferred Sales Charge
  Alternatives" and "Waivers of CDSC."

 INITIAL SALES CHARGE WAIVERS

 Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and
employees of Travelers and its subsidiaries and any of the Smith Barney Mutual
Funds or other Travelers-affiliated funds (including retired Board Members and employees); the immediate families of such persons
(including the surviving
spouse of a deceased Board Member or employee); and to a pension, profit-shar-ing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for invest-ment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund in the
Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (d) pur-chases by accounts managed by registered investment advisory subsidiaries of
Travelers; and (e) sales through PFS Investments
Registered Representatives
where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS, on the condition that (i) the redemption has occurred no more than 60 days prior to the purchase of the shares, (ii) the shareholder paid an initial sales charge on such redeemed shares and (iii) the shares redeemed were not subject to a deferred sales charge. PFS Investments may pay its Investments
Registered Representatives an
amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. In order to obtain such discounts, the purchaser must provide suffi-cient information at the time of purchase to permit verification that the pur-chase would qualify for the elimination of the sales charge.

 VOLUME DISCOUNTS

 The "Amount of Investment" referred to in the sales charge table set forth above under "Initial Sales Charge Alternative--Class A
Shares" includes the
purchase of Class A shares in the Fund and of other funds sponsored by Smith
Barney that are offered with a sales charge listed under "Exchange Privilege."
A person eligible for a volume discount includes an individual; members of a family unit comprising a husband, wife and minor children; a trustee or other fiduciary purchasing for a single fiduciary account including pension, profit-sharing and other employee benefit trusts qualified under Section 401(a) of the Code, or multiple custodial accounts where more than one beneficiary is involved if purchases are made by salary reduction and/or payroll deduction for qualified and nonqualified accounts and transmitted by a common employer entity. Employer entity for payroll deduction accounts may include trade and craft associations and any other similar organizations.

 LETTER OF INTENT

 A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating the investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all
Class A shares of the Fund and other funds of the Smith Barney Mutual Funds that are offered with a sales charge listed under "Exchange Privilege" over a
13-month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of exe-cution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applica-ble to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.

 DEFERRED SALES CHARGE ALTERNATIVES

 "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a)
Class B shares; and (b)
Class A shares purchased without an initial sales charge but subject to a CDSC.

 Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents:
(a) capital appreciation
of fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

 Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a pur-chase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney state-ment month. The following table sets forth the rates of the charge for redemp-tions of Class B shares by shareholders.

     YEAR SINCE PURCHASE
     PAYMENT WAS MADE      CDSC
--------------------------------
     First                 5.00%
     Second                4.00
     Third                 3.00
     Fourth                2.00
     Fifth                 1.00
     Sixth and thereafter  0.00
--------------------------------

 Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fee. There will also be converted at that time such propor-tion of Class B Dividend Shares owned by the shareholder as the total number of his or her

Class B shares converting at the time bears to the total number of outstanding
Class B shares (other than Class B Dividend Shares) owned by the shareholder.

 In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other
Smith Barney Mutual
Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to PFS.

 To provide an example, assume an investor purchased
100 Class B shares at $10
per share for a cost of $1,000. Subsequently the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the pur-chase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appre-ciation ($200) and the value of the reinvested dividend shares ($60). There-fore, $240 of the $500 redemption proceeds ($500-$260) would be charged at a rate of 4% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

 The CDSC will be waived on: (a) exchanges (see
"Exchange Privilege"); (b)
automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Redemption of Shares--Automatic Cash Withdrawal
Plan"); (c) redemption of
shares within 12 months following the death or disability of the shareholder;
(d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59
1/2; (e) involuntary
redemptions; and (f) redemption of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith
Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

 CDSC waivers will be granted subject to confirmation by PFS of the sharehold-er's status or holdings, as the case may be.

EXCHANGE PRIVILEGE


 Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same
Class in the following
funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence.
Exchanges of Class A and Class B
shares are subject to minimum investment requirements and all shares are sub-ject to the other requirements of the fund into which exchanges are made.

 FUND NAME

       .Concert Investment Series--Emerging Growth
Fund

       .Concert Investment Series--Government Fund


       .Concert Investment Series--Growth Fund

       .Concert Investment Series--Growth & Income
Fund

       .Concert Investment Series--International
Equity Fund

       .Concert Investment Series--Municipal Bond Fund

       .Concert Social Awareness Fund
       .Smith Barney Concert Allocation Series Inc.--
Balanced Portfolio
       .Smith Barney Concert Allocation Series Inc.--
Conservative Portfolio

       .Smith Barney Concert Allocation Series Inc.--
Global Portfolio
       .Smith Barney Concert Allocation Series Inc.--
Growth Portfolio
       .Smith Barney Concert Allocation Series Inc.--
High Growth Portfolio
       .Smith Barney Concert Allocation Series Inc.--
Income Portfolio
       .Smith Barney Appreciation Fund Inc.
       .Smith Barney Investment Grade Bond Fund
       *.Smith Barney Money Funds, Inc.--Cash
Portfolio
       **.Smith Barney Exchange Reserve Fund
    * Available for exchange with Class A shares of the Fund
   ** Available for exchange with Class B shares of the Fund

 Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new
Class B shares will be
deemed to have been purchased on the same date as the Class B shares of the
Fund that have been exchanged.

 Additional Information Regarding the Exchange
Privilege. Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. MMC may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders.
In this event, MMC will
notify PFS that the Fund
and PFS may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination by the Fund, PFS will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Smith Barney Mutual
Funds listed under "Exchange Privilege", which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

 Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form.
If the account registration of the shares of the fund being acquired is identi-cal to the registration of the shares of the fund exchanged, no signature guar-antee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed.
Before exchanging shares, investors should read the current prospectus describ-ing the shares to be acquired. The Fund reserves the right to modify or discon-tinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES

 Shareholders may redeem for cash some or all of their shares of the Fund at any time by sending a written request in proper form directly to the Sub-Trans-fer Agent, PFS Shareholder Services, at 3100
Breckinridge Blvd., Bldg. 200,
Duluth, Georgia 30099-0062. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact the
Sub-Transfer Agent at (800) 544-5445, Spanish-speaking representatives (800)
544-7278 or TDD Line for the Hearing Impaired (800)
824-1721.

 As described under "Purchase of Shares," redemptions of Class B shares are subject to a contingent deferred sales charge.

 The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registra-tion. If the proceeds of the redemption exceed $50,000 or are not to be paid to the record owner(s) at the record address, if the shareholder(s) has had an address change in the past 45 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary the signature(s) must be guar-anteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

 Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Sub-Transfer Agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.
Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA, SEP or 403(b)(7) ), such request must state whether or not fed-eral income tax is to be withheld from the proceeds of the redemption check.

 Shareholders may utilize the Sub-Transfer Agent's fax to redeem their account as long as a signature guarantee or other documentary evidence is not required.
Redemption requests should be properly signed by all owners of the account and faxed to the Sub-Transfer Agent at (800) 554-2374.
Facsimile redemptions may
not be available if the shareholder cannot reach the Sub-Transfer Agent by fax, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above. Facsimile redemptions received by the Sub-Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

 In all cases, the redemption price is the net asset value per share of the
Fund next determined after the request for redemption is received in proper form by the Sub-Transfer Agent. Payment for shares redeemed will be made by check mailed within three days after acceptance by the Sub-Transfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Sub-Transfer Agent may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

 After following the above-stated redemption
guidelines, a shareholder(s) may
elect to have the redemption proceeds wire-transferred
directly to the share-
holder's bank account of record (defined as a
currently established pre-autho-
rized draft on the shareholder's account with no
changes within the previous 45
days), as long as the bank account is registered in
the same name(s) as the
account with the Fund. If the proceeds are not to be
wired to the bank account
of record, or mailed to the registered owner(s), a
signature guarantee will be
required from all shareholder(s). A $25 service fee
will be charged by the Sub-
Transfer Agent to help defray the administrative
expense of executing a wire
redemption. Redemption proceeds will normally be wired
to the designated bank
account on the next business day follow     -
ing the redemption, and should ordinarily be credited to your bank account by your bank within 48 to 72 hours.

 AUTOMATIC CASH WITHDRAWAL PLAN

 The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least
$10,000 may elect to
receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable
CDSC will not be waived on
amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact the Sub-Transfer
Agent.

MINIMUM ACCOUNT SIZE


 The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size). The Fund, howev-er, will not redeem shares based solely on market reductions in net asset val-ue. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE

 From time to time, the Fund may include its total
return, average annual total
return and current dividend return in advertisements
and/or other types of
sales literature. These figures are computed
separately for Class A and Class B
shares of the Fund. These figures are based on
historical earnings and are not
intended to indicate future performance. Total return
is computed for a speci-
fied period of time assuming deduction of the maximum
sales charge, if any,
from the initial amount invested and reinvestment of
all income dividends and
capital gain distributions on the reinvestment dates
at prices calculated as
stated in this Prospectus, then dividing the value of
the investment at the end
of the period so calculated by the initial amount
invested and subtracting
100%. The standard average annual total return, as
prescribed by the Securities
and Exchange Commission is derived from this total
return, which provides the
ending redeemable value. Such standard total return
information may also be
accompanied with nonstandard total return information
for dif     -
fering periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current divi-dend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (in-cluding sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other invest-ment companies and other investment vehicles. The Fund may also include com-parative performance information in advertising or marketing its shares. Such performance information may include data from Lipper
Analytical Services, Inc.
and other financial publications. The Fund will include performance data for
Class A and Class B shares in any advertisement or information including per-formance data of the Fund.

 The Fund may from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retire-ment plans and the Fund may illustrate in graph or chart form, or otherwise, the benefits of the Systematic Investment Plan by comparing investments made pursuant to a systematic investment plan to investments made in a rising mar-ket.

MANAGEMENT OF THE COMPANY AND THE FUND


 BOARD OF DIRECTORS

 Overall responsibility for management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agree-ments between the Company and the companies that furnish services to the Fund and the Company, including agreements with its investment adviser, distribu-tor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment manager. The
Statement of Additional Infor-
mation contains background information regarding each Director of the Fund and executive officer of the Company.

 MMC

 MMC, located at 388 Greenwich Street, New York, New
York 10013, serves as the
Fund's investment adviser and manages the day-to-day operations of the Fund pursuant to a management agreement entered into by the Company, on behalf of the Fund. MMC (through its predecessors) has been in the investment counseling business since 1934 and is a registered investment adviser. MMC renders investment advice to investment companies that had aggregate assets under man-agement as of March 31, 1998, of approximately $100.5 billion.

 Subject to the supervision and direction of the Company's Board of Directors,
MMC manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio man-agers and securities analysts who provide research services to the Fund. For the services rendered, the Fund pays MMC a monthly fee at the annual rate of
1.00% of the value of its average daily net assets up to $250 million and 0.85% of the average daily net assets thereafter. Although this fee is higher than that paid by most investment companies, the Fund's management has determined that it is comparable to the fee charged by other investment advisers of investment companies that have similar investment objectives and policies.

 PORTFOLIO MANAGEMENT

  Dennis A. Johnson, CFA, a Managing Director of Smith
Barney Inc. and Presi-
dent and Chief Investment Officer of Peachtree Asset
Management ("Peachtree"),
a division of MMC, has been the Fund's portfolio manager since August 1997 and is responsible for managing the day to day investment operations of the Fund, including the making of investment decisions. Prior to joining Peachtree, Mr.
Johnson was Vice President of Trusco Capital.

 Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended
December 31, 1997 is included
in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from the Sub-Transfer Agent or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

  On April 6, 1998, Travelers announced that it had entered into a Merger
Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also sub-ject to approval by the stockholders of each of Travelers Group and Citicorp.
Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank
Holding Company Act of
1956 (the "BHCA"), the requirements of the Glass-
Steagall Act and certain other
laws and regulations. Although the effects of the merger of Travelers and
Citicorp and compliance with the requirements of the BHCA and the Glass-
Steagall Act are still under review, MMC does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.

DISTRIBUTOR

 PFS is located at 3100 Breckinridge Boulevard,
Duluth, Georgia 30099-0001.
PFS distributes shares of the Fund as principal underwriter and as such con-ducts a continuous offering pursuant to a "best efforts" arrangement requiring
PFS to take and pay for only such securities as may be sold to the public.
Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), PFS is paid an annual service fee with respect to
Class A and Class B shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. PFS is also paid an annual distribution fee with respect to Class B shares at the annual rate of 0.75% of the average daily net assets attributable to that Class. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are paid to PFS which in turn pays PFS Investments to pay its Registered Representatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing pro-spectuses to potential investors; payments to and expenses of Registered Rep-resentatives and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of PFS Investments associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

 The payments to PFS Investments Registered
Representatives for selling shares
of a Class include a commission or fee paid by the investor or PFS at the time of sale and a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class.
Registered Representatives may
receive different levels of compensation for selling different Classes of shares.

 PFS Investments may be deemed to be an underwriter for purposes of the Secu-rities Act of 1933. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS
Investments Registered Rep-
resentatives. Such incentives do not have any effect on the net amount invest-ed. In addition to the reallowances from the applicable public offering price described above, PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensa-tion to PFS Investments Registered Representatives that sell shares of the
Fund.

 Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by PFS and the payments may exceed distribution expenses actually incurred. The
Company's Board of Direc-
tors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by PFS, amounts received under the Plan and proceeds of the
CDSC.

ADDITIONAL INFORMATION

 The Company was incorporated under the laws of the State of Maryland pursuant to Articles of Incorporation dated September 29, 1981, as amended from time to time. The Fund was organized in 1995 and, through a reorganization, acquired the assets of the Growth Opportunity Fund, a separate series fund of Common
Sense Trust. The Fund offers to investors purchasing through PFS shares of com-mon stock currently classified into two Classes, A and B, with a par value of $.001 per share. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflicts exists and, if so, take appropriate action.

 PNC Bank National Association, located at 17th and
Chestnut Streets, Philadel-
phia, Pennsylvania 19103, serves as custodian of the Fund's investments.

 First Data Investor Services Group, Inc., located at
Exchange Place, Boston,
Massachusetts 02109, serves as the Fund's transfer agent.

 PFS Shareholder Services, located at 3100
Breckinridge Blvd, Bldg 200, Duluth,
Georgia 30099-0062, serves as the Fund's Sub-Transfer
Agent.

 The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing
Directors unless and
until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least
10% of the Company's out-
standing shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that
Class. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one
Class of shares.

 The Fund sends its shareholders a semi-annual report and an audited annual report, which include a listing of the investment securities held by the
Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their PFS Investments
Registered Representa-
tive or the Fund's Sub-Transfer Agent. Also available at the shareholder's request, is an Account Transcript identifying every financial transaction in an account since it was opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account Transcript requested.

  Additional copies of tax forms are available at the Shareholder's request. A
$10 charge fee for each tax form will be assessed.

  Additional information regarding the Sub-Transfer
Agent's services may be
obtained by contacting the Client Services Department at (800) 544-5445.

                            ----------------------

                    [This page is intentionally left
blank]

P R O S P E C T U S



SMITH BARNEY

Managed

Growth

Fund



APRIL 30, 1998


PROSPECTUS BEGINS ON PAGE ONE


[LOGO] SMITH BARNEY MUTUAL FUNDS
       Investing for your future.
       Every day.

PROSPECTUS
April 30, 1998


Smith Barney
Managed Growth Fund
388 Greenwich Street
New York, New York 10013
(800) 451-2010

 The primary investment objective of the Smith Barney
Managed Growth Fund
("Fund") is long term growth of capital.

 The Fund is one of a number of funds, each having distinct investment objec-tives and policies, making up the Smith Barney
Investment Funds Inc. ("Compa-
ny"). The Fund is an open-end, management investment company commonly referred to as a mutual fund.

 This Prospectus sets forth concisely certain information about the Company and the Fund, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and retain it for future reference.

 Additional information about the Fund is contained in a Statement of Addi-tional Information dated April 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-ing the Fund at the telephone number or address set forth above or by contact-ing a Smith Barney Financial Consultant. The Statement of Additional Informa-tion has been filed with the Securities and Exchange
Commission ("SEC") and is
incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

TABLE OF CONTENTS


PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           10
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   14
-------------------------------------------------
VALUATION OF SHARES                            20
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             20
-------------------------------------------------
PURCHASE OF SHARES                             22
-------------------------------------------------
EXCHANGE PRIVILEGE                             32
-------------------------------------------------
REDEMPTION OF SHARES                           35
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           38
-------------------------------------------------
PERFORMANCE                                    38
-------------------------------------------------
MANAGEMENT OF THE COMPANY AND THE FUND         39
-------------------------------------------------
DISTRIBUTOR                                    40
-------------------------------------------------
ADDITIONAL INFORMATION                         41
-------------------------------------------------

------------------------------------------------------
--------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

------------------------------------------------------
--------------------------

PROSPECTUS SUMMARY


 The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company whose investment objective is long term growth of capital. See
"Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.
The general public is
offered three classes of shares: Class A shares, Class
B shares and Class C
shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of
$15,000,000. In addition, a fifth Class, Class Z shares, which is offered pur-suant to a separate prospectus, is offered exclusively to tax-exempt employee benefit and retirement plans of Smith Barney Inc.
("Smith Barney") and its
affiliates. See "Purchase of Shares" and "Redemption of Shares."

 Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of
$500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See
"Prospectus Summary--
Reduced or No Initial Sales Charge."

 Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. The CDSC may be waived for certain redemp-tions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class.
The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

 Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class
B shares that have
been acquired through the reinvestment of dividends and distributions ("Class B
Dividend Shares") will be converted at that time. See
"Purchase of Shares--
Deferred Sales Charge Alternatives."

 Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares which, when combined with current holdings of Class C shares of the Fund, equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within
12 months of purchase.

 Class Y Shares. Class Y shares are available only to investors meeting an ini-tial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

 In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

 Intended Holding Period. The decision as to which Class of shares is more ben-eficial to an investor depends on the amount and intended holding period of his or her investment. Shareholders who are planning to establish a program of reg-ular investment may wish to consider Class A shares;
as the investment accumu-
lates, shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B shares and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may par-tially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assur-ance that this would be the case.

 Finally investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class
B shares, they do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

 Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more, will be made at net asset value with no initial sales charge, but may be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares held in funds sponsored by Smith
Barney listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See
"Purchase of Shares". Because
the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class
A shares at net asset
value or at a reduced sales charge should consider doing so.

 Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

 See "Purchase of Shares" and "Management of Company and the Fund" for a com-plete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares,"
"Dividends, Distributions and
Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS
Investors may be eligible to
participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney
ExecChoice(TM) Program. Class A and Class C shares are available without a sales charge as investment alternatives under both of these programs. See "Pur-chase of Shares--Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained at Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis
(an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the
Fund's transfer agent, First Data Investor Services
Group, Inc. ("First Data").
See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and
Class C shares may open
an account by making an initial investment of at least
$1,000 for each account,
or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. The minimum investment requirements for the purchase of Fund shares through the Systematic
Investment Plan are
described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment require-ments for Class A, Class B and Class C shares and the subsequent investment requirement for all classes for shareholders purchasing shares through the Sys-tematic Investment Plan on a monthly basis is $25 and on a quarterly basis is
$50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See
"Purchase of Shares" and "Re-
demption of Shares."

MANAGEMENT OF THE FUND Mutual Management Corp. ("MMC")
(formerly known as Smith
Barney Mutual Funds Management Inc.) serves as the
Fund's investment adviser.
MMC provides investment advisory and management services to investment compa-nies affiliated with Smith Barney. MMC is a wholly owned subsidiary of Salomon
Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries principally in four business seg-ments: Investment Services, including Asset
Management, Consumer Finance Serv-
ices, Life Insurance Services and Property & Casualty
Insurance Services. MMC
also serves as the Fund's administrator. See
"Management of the Company and the
Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney
Mutual Funds at the respective
net asset values next determined. See "Exchange
Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See
"Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid at least annually. See "Dividends, Distributions and Taxes."


REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class
A shares on a pro rata
basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS The Fund invests principally in common stocks. The prices of common stocks and other securities fluctuate and, there-fore, the value of an investment in the Fund will vary based upon the Fund's investment performance. Any income from these investments will be incidental to the goal of capital appreciation. The Fund may use management techniques and strategies involving options, futures contracts and options on futures (which are sometimes referred to as "derivatives"). The utilization of these tech-niques may involve greater than ordinary investment risks and the likelihood of more volatile price fluctuation. See "Investment
Objective and Management Poli-
cies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum
CDSC that may be
incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

  SMITH BARNEY MANAGED GROWTH FUND             CLASS A
CLASS B CLASS C CLASS Y
------------------------------------------------------
------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)       5.00%
None    None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever
      is lower)                                 None*
5.00%   1.00%   None
------------------------------------------------------
------------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of offering price)
    Management Fees                             0.85%
0.85%   0.85%   0.85%
    12b-1 Fees**                                0.25
1.00    1.00    None
    Other Expenses                              0.18
0.20    0.19    0.05
------------------------------------------------------
------------------------
  TOTAL FUND OPERATING EXPENSES                 1.28%
2.05%   2.04%   0.90%
------------------------------------------------------
------------------------

   * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
  ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class
C shares may pay more
     than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

 Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

 The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith
Barney 401(k) and
ExecChoice(TM) Programs. See "Purchase of Shares" and
"Redemption of Shares."
Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith
Barney also receives with
respect to Class B shares and Class C shares, an annual 12b-1 fee of 1.00% of the value of average daily net assets of that Class, consisting of a 0.25% service fee and a 0.75% distribution fee. "Other
Expenses" in the above table
include fees for share-
holder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Company and the Fund."

  SMITH BARNEY MANAGED GROWTH FUND            1 YEAR 3
YEARS 5 YEARS 10 YEARS*
------------------------------------------------------
------------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A..................................  $62
$89    $117     $197
    Class B..................................   71
94     120      218
    Class C..................................   31
64     110      237
    Class Y..................................    9
29      50      111
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A..................................   62
89     117      197
    Class B..................................   21
64     110      218
    Class C..................................   21
64     110      237
    Class Y..................................    9
29      50      111
------------------------------------------------------
------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

 The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN
THOSE SHOWN ABOVE.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG
Peat Marwick LLP, inde-
pendent auditors, whose report thereon appears in the Fund's annual report dated December 31, 1997. The information set out below should be read in con-junction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information.

FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR.

SMITH BARNEY MANAGED GROWTH FUND        1997   1996(1)
1995(1)(2)
------------------------------------------------------
-------------
NET ASSET VALUE, BEGINNING OF YEAR     $13.42  $12.03
$12.00
------------------------------------------------------
-------------
INCOME FROM OPERATIONS:
 Net investment income                   0.08    0.10
0.16
 Net realized and unrealized gain        1.77    1.84
0.02
------------------------------------------------------
-------------
Total Income From Operations             1.85    1.94
0.18
------------------------------------------------------
-------------
LESS DISTRIBUTION FROM:
 Net investment income                  (0.02)  (0.09)
(0.15)
 Net realized gains                     (1.04)  (0.46)
--
------------------------------------------------------
-------------
Total Distributions                     (1.06)  (0.55)
(0.15)
------------------------------------------------------
-------------
NET ASSET VALUE, END OF YEAR           $14.21  $13.42
$12.03
------------------------------------------------------
-------------
TOTAL RETURN                            13.70%  16.33%
1.53%++
------------------------------------------------------
-------------
NET ASSETS, END OF YEAR (MILLIONS)       $235    $219
$160
------------------------------------------------------
-------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                1.28%   1.27%
1.19%+
 Net investment income                   0.55    0.84
2.74+
------------------------------------------------------
-------------
PORTFOLIO TURNOVER RATE                    35%     34%
6%
------------------------------------------------------
-------------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                    $0.06   $0.06
$0.06
------------------------------------------------------
-------------

 (1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.

 (2) For the period from June 30, 1995 (inception date) to December 31, 1995.
  ++Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

FOR A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR.

SMITH BARNEY MANAGED GROWTH FUND        1997   1996(1)
1995(1)(2)
------------------------------------------------------
------------
NET ASSET VALUE, BEGINNING OF YEAR     $13.41  $12.02
$12.00
------------------------------------------------------
------------
INCOME FROM OPERATIONS:
 Net investment income (loss)           (0.03)   0.01
0.11
 Net realized and unrealized gain        1.77    1.84
0.02
------------------------------------------------------
------------
Total Income From Operations             1.74    1.85
0.13
------------------------------------------------------
------------
LESS DISTRIBUTION FROM:
 Net investment income                    --      --
(0.11)
 Net realized gains                     (1.04)  (0.46)
--
------------------------------------------------------
------------
Total Distributions                     (1.04)  (0.46)
(0.11)
------------------------------------------------------
------------
NET ASSET VALUE, END OF YEAR           $14.11  $13.41
$12.02
------------------------------------------------------
------------
TOTAL RETURN                            12.84%  15.55%
1.16%++
------------------------------------------------------
------------
NET ASSETS, END OF YEAR (MILLIONS)       $547    $485
$300
------------------------------------------------------
------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                2.05%   2.03%
1.94%+
 Net investment income (loss)           (0.22)   0.08
1.99+
------------------------------------------------------
------------
PORTFOLIO TURNOVER RATE                    35%     34%
6%
------------------------------------------------------
------------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                    $0.06   $0.06
$0.06
------------------------------------------------------
------------

 (1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.

 (2) For the period from June 30, 1995 (inception date) to December 31, 1995.
  ++Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

FOR A CLASS C SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR.

SMITH BARNEY MANAGED GROWTH FUND        1997   1996(1)
1995(1)(2)
------------------------------------------------------
-------------
NET ASSET VALUE, BEGINNING OF YEAR     $13.41  $12.03
$12.00
------------------------------------------------------
-------------
INCOME FROM OPERATIONS:
 Net investment income (loss)           (0.03)   0.00*
0.11
 Net realized and unrealized gain        1.78    1.84
0.03
------------------------------------------------------
-------------
Total Income From Operations             1.75    1.84
0.14
------------------------------------------------------
-------------
LESS DISTRIBUTION FROM:
 Net investment income                    --      --
(0.11)
 Net realized gains                     (1.04)  (0.46)
--
------------------------------------------------------
-------------
Total Distributions                     (1.04)  (0.46)
(0.11)
------------------------------------------------------
-------------
NET ASSET VALUE, END OF YEAR           $14.12  $13.41
$12.03
------------------------------------------------------
-------------
TOTAL RETURN                            12.91%  15.45%
1.16%++
------------------------------------------------------
-------------
NET ASSETS, END OF YEAR (MILLIONS)        $77     $68
$43
------------------------------------------------------
-------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                2.04%   2.03%
1.91%+
 Net investment income (loss)           (0.21)   0.08
2.02+
------------------------------------------------------
-------------
PORTFOLIO TURNOVER RATE                    35%     34%
6%
------------------------------------------------------
-------------
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                    $0.06   $0.06
$0.06
------------------------------------------------------
-------------

 (1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.

 (2) For the period from June 30, 1995 (inception date) to December 31, 1995.
  ++Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.
  * Amount Represents less than $0.01 per share.

FOR A SHARE OF CLASS Y SHARES OF CAPITAL STOCK
OUTSTANDING THROUGHOUT EACH
YEAR.

SMITH BARNEY MANAGED GROWTH FUND        1997
1996(1)(2)
------------------------------------------------------
----
NET ASSET VALUE, BEGINNING OF YEAR     $13.43
$12.21
------------------------------------------------------
----
INCOME FROM OPERATIONS:
 Net investment income                   0.16
0.12
 Net realized and unrealized gain        1.77
1.69
------------------------------------------------------
----
Total Income From Operations             1.93
1.81
------------------------------------------------------
----
LESS DISTRIBUTION FROM:
 Net investment income                  (0.08)
(0.13)
 Net realized gains                     (1.04)
(0.46)
------------------------------------------------------
----
Total Distributions                     (1.12)
(0.59)
------------------------------------------------------
----
NET ASSET VALUE, END OF YEAR           $14.24
$13.43
------------------------------------------------------
----
TOTAL RETURN                            14.23%
14.97%++
------------------------------------------------------
----
NET ASSETS, END OF YEAR (MILLIONS)        $72
$65
------------------------------------------------------
----
RATIOS TO AVERAGE NET ASSETS+:
 Expenses                                0.90%
0.92%
 Net investment income                   0.92
1.12%
------------------------------------------------------
----
PORTFOLIO TURNOVER RATE                    35%
34%
------------------------------------------------------
----
AVERAGE COMMISSIONS PER SHARE PAID ON
 EQUITY TRANSACTIONS                    $0.06
$0.06
------------------------------------------------------
----

 (1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method because it more accurately reflects the per share data for the period.

 (2) For the period from January 31, 1996 (inception date) to December 31,
     1996.
  ++Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES


 The investment objective of the Fund is long term growth of capital. There can be no assurance that the investment objective of the Fund will be achieved. The Fund's investment objective may be changed only by the "vote of a majority of the outstanding voting securities" as defined in the Investment
Company Act of 1940, as amended (the "1940 Act").

 The Fund attempts to achieve its objective by investing primarily in common stock and securities, including debt securities which are convertible into common stock and which are currently price depressed, undervalued or out of favor. Such securities might typically be valued at the low end of their 52 week trading range. Although under normal circumstances the Fund's portfolio will primarily consist of these securities, the Fund may also invest in pre-ferred stocks and warrants when MMC perceives an opportunity for capital growth from such securities. The Fund may, from time to time enter into futures contracts, write call options and purchase put options (which are sometimes referred to as "derivatives"). A derivative is a financial instru-ment whose performance is derived, at least in part, from the performance of an underlying asset. The Fund will not invest more than 10% of its assets in derivatives. The Fund may also invest in repurchase agreements and reverse repurchase agreements, sell securities short "against the box", purchase the securities of companies with less than three years of continuous operation, lend its portfolio securities and invest in real estate investment trusts and foreign securities. Additionally, the Fund may, subject to the limitations set forth in the 1940 Act, invest in the securities of other closed-end investment companies.

 MMC's investment decisions with respect to the Fund's portfolio are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, the multiple of earnings, private market value and the ratio of market capitaliza-tion to sales. These factors are not applied formulaically, as MMC examines each security separately.

 Although the Fund's assets will be invested primarily in equity securities, government securities and money market instruments may be held and repurchase agreements may be entered into for temporary defensive purposes and so that the Fund may receive a return on its otherwise uninvested cash. When MMC invests in such securities, investment income will increase and may constitute a larger portion of the return on the Fund.

 RISK FACTORS AND OTHER SPECIAL CONSIDERATIONS

  Warrants; Convertible Securities. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created secu-rities of the issuer or a related company at a fixed price either at a certain date or during a set period. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. In investing in convertible securities, the Fund seeks the opportuni-

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
(CONTINUED)

ty, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible.

  Covered Option Writing. The Fund may utilize listed options (including puts, calls, interest rate and currency swaps, caps, collars, spreads, straddles and floors) with respect to its portfolio securities. The
Fund realizes a fee (re-
ferred to as a "premium") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

  Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's cost of the security, less the premium received for writing the option.

  The Fund will write only covered options with respect to its portfolio secu-rities. Accordingly, whenever the Fund writes a call option on its securities, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a call option is exercised, the Fund will either (a) deposit with its custodian in a segregated account, cash, government securities or other high grade debt obligations hav-ing a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with its custodian in a segregated account).

  The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation.
The obligation of the Fund
under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
(CONTINUED)

do so. To facilitate closing purchase transactions, however, the Fund ordinar-ily will write options only if a secondary market for the options exists on domestic securities exchanges or in the over-the-counter market.

  Purchasing Put and Call Options on Securities. The
Fund may utilize up to 5%
of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits the risk of loss from a decline in the market value of the security until the put expires.
Any appreciation in the
value of, or in the yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Fund may utilize up to 5% of its assets to purchase call options on portfolio securities. Call options may be purchased by the Fund in order to acquire the underlying securities for the
Fund at a price that avoids any additional cost that would result from a sub-stantial increase in the market value of a security.
The Fund also may purchase
call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

  Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options it has pur-chased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

  Options on Broad-Based Domestic Stock Indexes. The
Fund may write call
options and purchase put options on broad-based domestic stock indexes and enter into closing transactions with respect to such options. Options on stock indexes are similar to options on securities except that, rather than having the right to take or make delivery of stock at the specified exercise price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is "in the money"; i.e. the closing level of the index is higher than the exercise price of the option.
This amount of cash is
equal to the difference between the closing level of the index and the exercise price of the option, expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally rather than price movements in the individual stocks.

  The effectiveness of purchasing and writing puts and calls on stock index options depends to a large extent on the ability of the MMC to predict the price movement of the stock index selected. Therefore, whether the Fund real-izes a gain or loss from the purchase of options on an index depends upon move-ments in the

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
(CONTINUED)

level of stock prices in the stock market generally.
Additionally, because
exercises of index options are settled in cash, a call writer such as the Fund cannot determine the amount of the settlement obligations in advance and it cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities.
When the Fund has written
the call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to exercise the closing transaction with respect to the long call posi-tion it holds.

  Futures Contracts and Options on Futures Contracts.
A futures contract pro-
vides for the future sale by one party and the purchase by the other party of a certain amount of a specified security at a specified price, date, time and place. The Fund may enter into futures contracts to sell securities when MMC believes that the value of the Fund's securities will decrease. An option on a futures contract, as contrasted with the direct investment in a futures con-tract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the pur-chaser of the option the right to enter into a futures contract to buy and obliges the writer to enter into a futures contract to sell the underlying securities. A put option gives a purchaser the right to sell and obliges the writer to buy the underlying contract. The Fund may enter into futures con-tracts to purchase securities when MMC anticipates purchasing the underlying securities and believes that prices will rise before the purchases will be made. The Fund's custodian will maintain, in a segregated account of the Fund, cash, debt securities of any grade or equity securities having a value equal to or greater than the Fund's obligations, provided such securities have been determined by MMC to be liquid and unencumbered, and are marked to market dai-ly, pursuant to guidelines established by the Directors. The Fund will not enter into futures contracts for speculation and will only enter into futures contracts that are traded on a U.S. exchange or board of trade.

  Lending Securities. Consistent with applicable regulatory requirements, the
Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. The Fund's loans of securities will be collateralized by cash, letters of credit or government securities that are maintained at all times in a segregated account with the Fund's custodian in an amount at least equal to the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, con-sist of possible delays in receiving additional collateral or in the recovery

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
(CONTINUED)

of the securities or possible loss of rights in the collateral should the bor-rower fail financially. Loans will be made to firms deemed by MMC to be of good standing and will not be made unless, in the judgment of MMC, the consid-eration to be earned from such loans would justify the risk.

  Foreign Securities. The Fund may invest up to 10% of its net assets in secu-rities of foreign issuers. Investing in foreign securities involves certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political or economic developments and the possible imposition of restrictions or prohibitions on the repatriation of foreign currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and, typically, the lack of uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, the possibility exists of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

  The Fund may invest in securities commonly known as American Depositary
Receipts ("ADR's") of foreign issuers which have certain risks, including trading for a lower price, having less liquidity than their underlying securi-ties and risks relating to the issuing bank or trust company. ADR's can be sponsored by the issuing bank or trust company or unsponsored. Holders of unsponsored ADR's have a greater risk that receipt of corporate information will be untimely and incomplete and costs may be higher.

  Restricted and Illiquid Securities. The Fund may invest in securities which are not readily marketable, as well as restricted securities not registered under the Securities Act of 1933, as amended (the
"Securities Act"), OTC
options and securities that are otherwise considered illiquid as a result of market or other factors. Although it may invest up to 15% of its assets in such securities, the Fund does not currently anticipate investing more than 5% on its assets in restricted or illiquid securities.
The Fund may invest in
securities eligible for resale under Rule 144A of the Securities Act ("Rule
144A securities"). The Board of Directors of the Fund may determine that spe-cific Rule 144A securities held by the Fund may be deemed liquid. Neverthe-less, due to changing market or other factors, Rule
144A securities may be
subject to a greater possibility of becoming illiquid than registered securi-ties.

  Borrowing. The Fund may also borrow money from banks temporarily for emer-gency purposes in an amount not exceeding 33 1/3% of the Fund's total assets.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
(CONTINUED)

  A complete list of investment restrictions that the Fund has adopted includ-ing restrictions that cannot be changed without the approval of the Fund's out-standing shares is contained in the Statement of Additional Information. Except for the Fund's investment objective and those restrictions specifically identi-fied as fundamental which may not be changed without the "vote of a majority of the outstanding voting securities" as defined in the 1940 Act, all investment policies and practices described in this Prospectus and in the Statement of
Additional Information are non-fundamental and may be changed by the Board of
Directors without shareholder approval.

  Year 2000. The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer soft-ware systems in use today cannot recognize the year
2000, but revert to 1900 or
some other date, due to the manner in which dates were encoded and calculated.
That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith
Barney have advised the Fund that they have been reviewing all of their com-puter systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assur-ance that MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair
Fund services at that time.

 PORTFOLIO TRANSACTIONS AND TURNOVER

 MMC arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Smith Barney), which in its best judgment pro-vide prompt and reliable execution at favorable prices and reasonable commis-sion rates. MMC may select brokers and dealers which provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including
Smith Barney, for a trans-
action, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable MMC to supplement its own research and analysis.

 It is anticipated that the annual portfolio turnover rate of the Fund normally will be less than 100%. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fis-cal year by the monthly

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES
(CONTINUED)

average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year. See "Financial Highlights" for the Fund's annual turnover rates dur-ing each year since inception.

VALUATION OF SHARES


 The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

 Generally, the Fund's investments are valued at market value, or, in the absence of a market value with respect to any securities, at fair value. Secu-rities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assis-tance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchange, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be deter-mined by consideration of other factors by or under the direction of the Board of Directors. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Unlisted foreign securities are valued at the mean between the last available bid and offer price prior to the time of valuation. Any assets or liabilities initially expressed in terms of foreign currencies will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. Securities for which market quotations are not readily available are valued at fair value.
Notwithstanding the above,
bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The Fund's policy is to distribute dividends from net investment income and, net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability.
If a shareholder does not otherwise instruct, dividends and capital gain dis-tributions will be reinvested automatically in additional shares of the same
Class at net asset value, with no additional sales charge or CDSC.

 The per share amounts of dividends from net investment income on Classes B and C may be lower than that of Classes A and Y, mainly as a result of the distri-bution fees applicable to Class B and C shares.
Similarly, the per share
amounts of dividends from net investment income on Class A shares may be lower than that of Class Y, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same amount across all
Classes of Fund shares (A, B, C and Y).

 TAXES

 The following is a summary of the material federal tax consideration affecting the Fund and Fund shareholders, please refer to the SAI for further discussion.
In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consider.
Because taxes are a complex matter, prospective shareholders are urged to con-sult their tax advisors for more detailed information with respect to the tax consequences of any investment.

 The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated invest-ment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.


 Dividends paid from net investment income and net realized short-term securi-ties gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

 Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate divi-dends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

 A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposi-tion. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

 The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification num-ber (social security or employer identification number). Withholding from tax-able dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

PURCHASE OF SHARES


 GENERAL

  The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for pur-
chases of Class Y shares by Smith Barney Concert
Allocation Series Inc., for
which there is no minimum purchase amount). The Fund offers a fifth class of shares: Class Z shares, which are offered without a sales charge, CDSC, service fee or distribution fee, exclusively to tax-exempt employee benefit and retire-ment plans of Smith Barney and its affiliates.
Investors meeting this criteria
who are interested in acquiring Class Z shares should consult a Smith Barney
Financial Consultant for a Class Z shares prospectus.
See "Prospectus Summary--
Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the
Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a main-tenance fee.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan, in the Fund.
Investors in Class Y
shares may open an account by making an initial investment of $15,000,000.
Subsequent investments of at least $50 may be made for all Classes. For par-ticipants in retirement plans qualified under Section
403(b)(7) or Section
401(a) of the Code, the minimum initial investment requirement for Class A,
Class B and Class C shares and the subsequent investment requirement for all
Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class
C shares and the subse-
quent investment requirement for all Classes is $25.
For shareholders purchas-
ing shares of the Fund through the Systematic
Investment Plan on a quarterly
basis, the minimum initial investment requirement for Class A, Class B and
Class C shares and subsequent investment requirement for all Classes is $50.
There are no minimum investment requirements for Class
A shares for employees
of Travelers and its subsidiaries, including Smith
Barney, Directors or Trust-
ees of any of the Smith Barney Mutual Funds or other funds affiliated with
Travelers, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be
held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First
Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day (the
"trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith
Barney's close of business. For shares purchased through Smith Barney or
Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date.
In all other cases,
payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan. Under the
Systematic Investment Plan, Smith Barney or First Data is authorized through preautho-rized transfers of at least $25 on a monthly basis or at least $50 on a quar-terly basis to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide sys-tematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic
Investment Plan also authorizes
Smith Barney to apply cash held in the shareholder's
Smith Barney brokerage
account or redeem the shareholder's shares of a Smith
Barney money market fund
to make additions to the account. Additional information is available from the
Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                  SALES CHARGE
                         -----------------------------
-

DEALERS'
                              % OF           % OF
REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT
INVESTED   OFFERING PRICE
------------------------------------------------------
---------------------
  Less than $25,000           5.00%          5.26%
4.50%
  $ 25,000 - 49,999           4.00           4.17
3.60
    50,000 - 99,999           3.50           3.63
3.15
   100,000 - 249,999          3.00           3.09
2.70
   250,000 - 499,999          2.00           2.04
1.80
   500,000 - and over          *               *
*
------------------------------------------------------
---------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of
  1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates
Smith Barney Financial
  Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived.
See "Deferred Sales
  Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act.

  The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.


 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board members and
employees of Travelers and its subsidiaries and any of the Smith Barney Mutual
Funds or other Travelers-affiliated funds (including retired Board members and employees);

the immediate families of such persons (including the surviving spouse of a deceased Board member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National
Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repur-chase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the
Financial Consultant's prior employer, (ii) was sold to the client by the
Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund in the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, pro-vided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note:
subsequent investments will
be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; (h) purchases by investors participating in a Smith Barney fee-based arrangement; and (i) pur-chases of Class A shares by Section 403(b) or Section
401(a) or (k) accounts
associated with Copeland Retirement Programs. In order to obtain such dis-counts, the purchaser must provide sufficient information at the time of pur-chase to permit verification that the purchase would qualify for the elimina-tion of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange
Privilege" then held by
such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A
Shares," and will be based
upon the aggregate sales of Class A shares of Smith
Barney Mutual Funds offered
with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Section
401 or 408 of the Code.
Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith
Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and still owned by the group, plus the amount of the current purchase. A
"qualified group" is one
which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform crite-ria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the
Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.
Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of
$50,000 or more provides an
opportunity for an investor to obtain a reduced sales charge by aggregating the investments over a 13-month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual Funds
offered with a sales charge over the 13-month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applica-ble to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please
Contact a Smith Barney
Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class
Y shares of the same Fund
within 13 months from the date of the Letter. If a total investment of
$15,000,000 is not made within the 13-month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a
Smith Barney Financial Consultant or First Data for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a)
Class B shares; (b) Class C
shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of
Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC
Shares are subject to a 1.00%
CDSC if redeemed within 12 months of purchase. In circumstances in which the
CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k)
Program, as described below.
See "Purchase of Shares--Smith Barney 401(k) and
ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fee. There will also be converted at that time such propor-tion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B
Dividend Shares) owned by the
shareholder. See "Prospectus Summary--Alternative
Purchase Arrangements--Class
B Shares Conversion Feature."

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other
Smith Barney Mutual
Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith
Barney.

  To provide an example, assume an investor purchased
100 Class B shares at $10
per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at
the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appre-ciation ($200) and the value of the reinvested dividend shares ($60). There-fore, $240 of the $500 redemption proceeds ($500 minus
$260) would be charged
at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see
"Exchange Privilege"); (b)
automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawal in amounts equal to or less than 2.00% per month of the value of the shareholders shares will be permitted for withdrawal plans that were estab-lished prior to November 7, 1994); (c) redemption of shares within 12 months following the death or disability of the shareholder;
(d) redemption of shares
made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemp-tion of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith
Barney Mutual Funds may,
under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation
(by Smith Barney in the
case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  The Fund offers to Participating Plans Class A and
Class C shares as invest-
ment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs.
Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the
Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of
Class A shares of one or more funds of the Smith
Barney Mutual Funds.

  Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of
Class C shares of one or more funds of the Smith
Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After
June 21, 1996. If, at the
end of the fifth year after the date the Participating
Plan enrolled in the
Smith Barney 401(k) Program or the Smith Barney
ExecChoice(TM) Program, a Par-
ticipating Plan's total Class C holdings in all non-money market Smith Barney
Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund (For Participating Plans that were originally established through a Smith
Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.)
Such Participating Plans
will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating
Plan does not qualify
for the five-year exchange to Class A shares, a review of the Participating
Plan's holdings will be performed each quarter until either the Participating
Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k)
Program, if its total Class
C holdings in all non-money market Smith Barney Mutual
Funds equal at least
$500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) or
ExecChoice(TM) Program,
whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM)
Program. Such Plans will
be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating
Plan will not be eligible
to acquire additional Class C shares of the

Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

  Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program or the Smith Barney
ExecChoice(TM) Program must purchase
such shares directly from First Data. For further information regarding these
Programs, investors should contact a Smith Barney
Financial Consultant.

  Existing 401(k) Plans Investing in Class B Shares.
Class B shares of the Fund
are not available for purchase by Participating Plans opened on or after June
21, 1996, but may continue to be purchased by any Participating Plan in the
Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Pro-gram.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating
Plan will be offered the
opportunity to exchange all of its Class B shares for Class A shares of the
Fund. Such Participating Plan will be notified of the pending exchange in writ-ing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Par-ticipating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participat-ing Plan elects not to exchange all of its Class B shares at that time, each
Class B share held by the Participating Plan will have the same conversion fea-ture as Class B shares held by other investors. See
"Purchase of Shares--
Deferred Sales Charge Alternatives."

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made dur-ing the preceding eight years. Whether or not the CDSC applies to the redemp-tion by a Participating Plan depends on the number of years since the Partici-pating Plan first became enrolled in the Smith Barney
401(k) Program, unlike
the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase pay-ment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the
retirement of an employee in the Participating Plan;
(b) the termination of
employment of an employee in the Participating Plan;
(c) the death or disabil-
ity of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the
Participating Plan to the extent permitted under
Section 401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating
Plan to an employee.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same
Class in the following
funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence.
Exchanges of Class A, Class B and
Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME

 Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.

    Smith Barney Large Cap Blend Fund

    Smith Barney Large Capitalization Fund

    Smith Barney Natural Resources Fund Inc.

    Smith Barney Small Cap Blend Fund
    Smith Barney Special Equities Fund

 Growth and Income Funds
    Concert Social Awareness Fund
    Smith Barney Convertible Fund

    Smith Barney Funds, Inc.--Large Cap Value Fund


    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

 Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income
Fund
    Smith Barney Diversified Strategic Income Fund

+++Smith Barney Funds, Inc.--Short-Term U.S. Treasury
Securities Fund

    Smith Barney Funds, Inc.--U.S. Government
Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund

    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

 Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California
Municipals Fund
    *Smith Barney Intermediate Maturity New York
Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio

    Smith Barney Municipal High Income Fund
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

 Global--International Funds

    Smith Barney Hansberger Global Small Cap Value
Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets
Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government
Bond Portfolio
    Smith Barney World Funds, Inc.--International
Balanced Portfolio
    Smith Barney World Funds, Inc.--International
Equity Portfolio
    Smith Barney World Funds, Inc.--Pacific Portfolio

 Smith Barney Concert Allocation Series Inc.

    Smith Barney Concert Allocation Series Inc.--
Balanced Portfolio

    Smith Barney Concert Allocation Series Inc.--
Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--
Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--
Global Portfolio

    Smith Barney Concert Allocation Series Inc.--High
Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--
Income Portfolio

 Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government
Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement
Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
    +++Smith Barney Muni Funds--California Money
Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market
Portfolio.
------------------------------------------------------
-------------------------
  * Available for exchange with Class A, Class C and
Class Y shares of the
    Fund.

 ** Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the
    Smith Barney 401(k) Program may exchange those shares for Class C shares of this Fund.
***Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class C shares of the Fund.

 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, participating plans opened prior to June
21, 1996 and investing
    in Class C shares may exchange Fund shares for Class C shares of this
    Fund.
+++Available for exchange with Class A and Class Y shares of the Fund.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares into any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new
Class B shares will be
deemed to have been purchased on the same date as the Class B shares of the
Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange
Privilege. Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. MMC may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders.
In this event, MMC will
notify Smith Barney and Smith Barney may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determi-nation, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds listed above, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in deter-mining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange
Program". Exchanges will
be processed at the net asset value next determined.
Redemption procedures dis-
cussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one
Class, any request for redemp-
tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances.
Generally, if the redemp-
tion proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial
Consultant. Shares other than those
held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Managed Growth Fund
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 5128
  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guar-antor institution such as a domestic bank, savings and loan institution, domes-tic credit union, member bank of the Federal Reserve
System or member firm of a
national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an invest-or's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until
First Data receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least
$10,000 may elect to
receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable
CDSC will not be waived on
amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney
Financial Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a share-holder is entitled to participate in this program, he or she should contact
First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire
Authorization Form, along with sig-
nature guarantee that will be provided by First Data upon request. (Alterna-tively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her ini-tial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m.
(New York City time) on any day the NYSE is open.
Redemption requests received
after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00
p.m. (New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

  Additional Information regarding Telephone
Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine.
The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The
Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size). The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


  From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the invest-ment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeem-able value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or mar-keting its shares. Such performance information may include data from Lipper
Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE COMPANY AND THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agree-ments between the Company and the companies that furnish services to the Fund and the Company, including agreements with its distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the Fund are dele-gated to the Fund's investment manager. The Statement of Additional Information contains background information regarding each
Director of the Fund and execu-
tive officer of the Company.

 MMC

  MMC, located at 388 Greenwich Street, New York, New
York 10013, serves as the
Fund's investment adviser and manages the day-to-day operations of the Fund pursuant to a management agreement entered into by the Company, on behalf of the Fund. MMC renders investment advice to investment companies which had aggregate assets under management as of March 31, 1998, of approximately $100.5 billion.

  Subject to the supervision and direction of the Company's Board of Directors,
MMC manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio man-agers and securities analysts who provide research services to the Fund. For the services rendered, the Fund pays MMC a monthly fee at the annual rate of
0.85% of the value of its average daily net assets.
Although this fee is higher
than that paid by most investment companies, the Fund's management has deter-mined that it is comparable to the fee charged by other investment advisers of investment companies that have similar investment objectives and policies.

 PORTFOLIO MANAGEMENT

  John Stoeser has served as Vice President and Investment Officer of the Fund and has been responsible for the management of the Fund's assets since April
1998. Mr. Stoeser was Vice President and Research
Analyst of the Fund since
July 1997. From 1992 until July 1997 Mr. Stoeser was
Assistant Vice President,
Portfolio Manager and Research Analyst with Safeco
Asset Management.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended
December 31, 1997 is included
in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Con-sultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

  On April 6, 1998, Travelers announced that it had entered into a Merger
Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also sub-ject to approval by the stockholders of each of Travelers Group and Citicorp.
Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank
Holding Company Act of
1956 (the "BHCA"), the requirements of the Glass-
Steagall Act and certain other
laws and regulations. Although the effects of the merger of Travelers and
Citicorp and compliance with the requirements of the BHCA and the Glass-
Steagall Act are still under review, MMC does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.

DISTRIBUTOR


  Smith Barney is located at 388 Greenwich Street, New
York, New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under
Rule 12b-1 under the 1940 Act (the "Plan"), Smith
Barney is paid a service fee
with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith
Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Con-sultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of print-ing and mailing prospectuses to potential investors;
payments to and expenses
of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carry-ing charges;

                                               SMITH
BARNEY
                                               -------
--------------------------
                                               A
Member of TravelersGroup [LOGO]




SMITH BARNEY

MANAGED

GROWTH

FUND


388 Greenwich Street

New York, New York 10013



FD 0899 4/98

P R O S P E C T U S



SMITH BARNEY

Managed

Growth

Fund

Class Z Shares Only



APRIL 30, 1998


PROSPECTUS BEGINS ON PAGE ONE



[LOGO] SMITH BARNEY MUTUAL FUNDS
       Investing for your future.
       Every day.

PROSPECTUS
April 30, 1998


Smith Barney
Managed Growth Fund--Class Z Shares
388 Greenwich Street
New York, New York 10013
(800) 451-2010

 The primary investment objective of the Smith Barney
Managed Growth Fund
("Fund") is long term growth of capital.

 The Fund is one of a number of funds, each having distinct investment objec-tives and policies, making up the Smith Barney
Investment Funds Inc. ("Compa-
ny"). The Fund is an open-end, diversified management investment company com-monly referred to as a mutual fund.

 This Prospectus sets forth concisely certain information about the Company and the Fund, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

 The Class Z shares described in this Prospectus are currently offered exclu-sively for sale to tax-exempt employee benefit and retirement plans of Smith
Barney Inc. ("Smith Barney") or any of its affiliates
("Qualified Plans").

 Additional information about the Fund is contained in a Statement of Addi-tional Information dated April 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-ing the Fund at the telephone number or address set forth above or by contact-ing a Smith Barney Financial Consultant. The Statement of Additional Informa-tion has been filed with the Securities and Exchange
Commission ("SEC") and is
incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

TABLE OF CONTENTS

THE FUND'S EXPENSES                             3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            4
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    5
-------------------------------------------------
VALUATION OF SHARES                            11
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             11
-------------------------------------------------
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES    13
-------------------------------------------------
PERFORMANCE                                    13
-------------------------------------------------
MANAGEMENT OF THE COMPANY AND THE FUND         14
-------------------------------------------------
ADDITIONAL INFORMATION                         15
-------------------------------------------------

------------------------------------------------------
--------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

------------------------------------------------------
--------------------------

THE FUND'S EXPENSES

  The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Fund, based on the Fund's operating expenses for its most recent fiscal year:

 SMITH BARNEY MANAGED GROWTH FUND--CLASS Z
-------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
   Management fees                          0.85%
   Other Expenses                           0.07
-------------------------------------------------
 TOTAL FUND OPERATING EXPENSES              0.92%
-------------------------------------------------

  The nature of the services for which the Fund pays management fees is described under "Management of the Company and the Fund." "Other Expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase and Redemption of Shares" and "Manage-ment of the Fund."

  SMITH BARNEY MANAGED GROWTH FUND              1 YEAR
3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------
-------------------------
  An investor would pay the following expenses
  on a $1,000 investment in Class Z shares of
  the Fund, assuming (1) a 5.00% annual return
  and (2) redemption at the end of each time
  period:                                         $9
$29     $51     $113

------------------------------------------------------
--------------------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN
THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG
Peat Marwick LLP, indepen-
dent auditors, whose report thereon appears in the Fund's annual report dated
December 31, 1997. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's
Annual Report to Shareholders, which is incorporated by reference into the
Statement of Additional Information.

FOR A CLASS Z SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

MANAGED GROWTH FUND                  1997    1996(1)
1995(1)(2)
------------------------------------------------------
-----------
NET ASSET VALUE, BEGINNING OF YEAR   $13.43   $12.03
$11.83
------------------------------------------------------
-----------
INCOME FROM OPERATIONS:
 Net investment income                 0.13     0.15
0.04
 Net realized and unrealized gain      1.79     1.84
0.32
------------------------------------------------------
-----------
Total Income From Operations           1.92     1.99
0.36
------------------------------------------------------
-----------
LESS DISTRIBUTIONS FROM:
 Net investment income                (0.07)   (0.13)
(0.16)
 Net realized gains                   (1.04)   (0.46)
--
------------------------------------------------------
-----------
Total Distributions                   (1.11)   (0.59)
(0.16)
------------------------------------------------------
-----------
NET ASSET VALUE, END OF YEAR         $14.24   $13.43
$12.03
------------------------------------------------------
-----------
TOTAL RETURN                          14.21%   16.69%
3.06%++
------------------------------------------------------
-----------
NET ASSETS, END OF YEAR (000S)      $29,561  $22,296
$10,040
------------------------------------------------------
-----------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                              0.92%    0.97%
0.90%+
 Net investment income                 0.90     1.12
2.30+
------------------------------------------------------
-----------
PORTFOLIO TURNOVER RATE                  35%      34%
6%
------------------------------------------------------
-----------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY TRANSACTIONS          $0.06    $0.06
$0.06
------------------------------------------------------
-----------

 (1) Per share amounts have been calculated using the monthly average share method, which rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

 (2) For the period from October 2, 1995 (inception date) to December 31,
     1995.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The investment objective of the Fund is long term growth of capital. There can be no assurance that the investment objective of the Fund will be achieved.
The Fund's investment objective may be changed only by the "vote of a majority of the outstanding voting securities" as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

  The Fund attempts to achieve its objective by investing primarily in common stock and securities, including debt securities which are convertible into com-mon stock and which are currently price depressed, undervalued or out of favor.
Such securities might typically be valued at the low end of their 52 week trad-ing range. Although under normal circumstances the Fund's portfolio will pri-marily consist of these securities, the Fund may also invest in preferred stocks and warrants when Mutual Management Corp.
("MMC"), (formerly known as
Smith Barney Mutual Funds Management Inc.), the fund's investment adviser, per-ceives an opportunity for capital growth from such securities. The Fund may, from time to time enter into futures contracts, write call options and purchase put options (which are sometimes referred to as "derivatives"). A derivative is a financial instrument whose performance is derived, at least in part, from the performance of an underlying asset. The Fund will not invest more than 10% of its assets in derivatives. The Fund may also invest in repurchase agreements and reverse repurchase agreements, sell securities short "against the box", purchase the securities of companies with less than three years of continuous operation, lend its portfolio securities and invest in real estate investment trusts and foreign securities. Additionally, the Fund may, subject to the limi-tations set forth in the 1940 Act, invest in the securities of other closed-end investment companies.

  MMC's investment decisions with respect to the Fund's portfolio are based upon analysis and research, taking into account, among other factors, the rela-tionship of book value to market value of the securities, cash flow, the multi-ple of earnings, private market value and the ratio of market capitalization to sales. These factors are not applied formulaically, as MMC examines each secu-rity separately.

  Although the Fund's assets will be invested primarily in equity securities, government securities and money market instruments may be held and repurchase agreements may be entered into for temporary defensive purposes and so that the
Fund may receive a return on its otherwise uninvested cash. When MMC invests in such securities, investment income will increase and may constitute a larger portion of the return on the Fund.

 RISK FACTORS AND OTHER SPECIAL CONSIDERATIONS

  Warrants; Convertible Securities. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created secu-rities of the issuer or a related company at a fixed price either at a certain date or during a set period. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

common stock. In investing in convertible securities, the Fund seeks the oppor-tunity, through the conversion feature, to participate in the capital apprecia-tion of the common stock into which the securities are convertible.

  Covered Option Writing. The Fund may utilize listed options (including puts, calls, interest rate and currency swaps, caps, collars, spreads, straddles and floors) with respect to its portfolio securities. The
Fund realizes a fee (re-
ferred to as a "premium") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

  Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's cost of the security, less the premium received for writing the option.

  The Fund will write only covered options with respect to its portfolio secu-rities. Accordingly, whenever the Fund writes a call option on its securities, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a call option is exercised, the Fund will either (a) deposit with its custodian in a segregated account, cash, government securities or other high grade debt obligations hav-ing a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with its custodian in a segregated account).

  The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation.
The obligation of the Fund
under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

do so. To facilitate closing purchase transactions, however, the Fund ordinar-ily will write options only if a secondary market for the options exists on domestic securities exchanges or in the over-the-counter market.

   Purchasing Put and Call Options on Securities. The
Fund may utilize up to 5%
of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits the risk of loss from a decline in the market value of the security until the put expires.
Any appreciation in the
value of, or in the yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Fund may utilize up to 5% of its assets to purchase call options on portfolio securities. Call options may be purchased by the Fund in order to acquire the underlying securities for the
Fund at a price that avoids any additional cost that would result from a sub-stantial increase in the market value of a security.
The Fund may also purchase
call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

   Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options it has pur-chased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

  Options on Broad-Based Domestic Stock Indexes. The
Fund may write call
options and purchase put options on broad-based domestic stock indexes and enter into closing transactions with respect to such options. Options on stock indexes are similar to options on securities except that, rather than having the right to take or make delivery of stock at the specified exercise price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is "in the money"; i.e. the closing level of the index is higher than the exercise price of the option.
This amount of cash is
equal to the difference between the closing level of the index and the exercise price of the option, expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally rather than price movements in the individual stocks.

  The effectiveness of purchasing and writing puts and calls on stock index options depends to a large extent on the ability of MMC to predict the price movement of the stock index selected. Therefore, whether the Fund realizes a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally. Additionally, because exercises

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

of index options are settled in cash, a call writer such as the Fund cannot determine the amount of the settlement obligations in advance and it cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. When the Fund has written the call, there is also a risk that the market may decline between the time the
Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to exercise the closing transaction with respect to the long call posi-tion it holds.

  Futures Contracts and Options on Futures Contracts.
A futures contract pro-
vides for the future sale by one party and the purchase by the other party of a certain amount of a specified security at a specified price, date, time and place. The Fund may enter into futures contracts to sell securities when MMC believes that the value of the Fund's securities will decrease. An option on a futures contract, as contrasted with the direct investment in a futures con-tract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the pur-chaser of the option the right to enter into a futures contract to buy and obliges the writer to enter into a futures contract to sell the underlying securities. A put option gives a purchaser the right to sell and obliges the writer to buy the underlying contract. The Fund may enter into futures con-tracts to purchase securities when MMC anticipates purchasing the underlying securities and believes that prices will rise before the purchases will be made. The Fund's custodian will maintain, in a segregated account of the Fund, cash, debt securities of any grade or equity securities having a value equal to or greater than the Fund's obligations, provided such securities have been determined by MMC to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Directors. The Fund will not enter into futures contracts for speculation and will only enter into futures contracts that are traded on a U.S. exchange or board of trade.

  Lending Securities.Consistent with applicable regulatory requirements, the
Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. The Fund's loans of securities will be collateralized by cash, letters of credit or government securities that are maintained at all times in a segregated account with the Fund's custodian in an amount at least equal to the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, con-sist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the bor-rower fail

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

financially. Loans will be made to firms deemed by MMC to be of good standing and will not be made unless, in the judgment of MMC, the consideration to be earned from such loans would justify the risk.

  Foreign Securities.The Fund may invest up to 10% of its net assets in secu-rities of foreign issuers. Investing in foreign securities involves certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political or economic developments and the possible imposition of restrictions or prohibitions on the repatriation of foreign currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and, typically, the lack of uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, the possibility exists of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

  The Fund may invest in securities commonly known as American Depository
Receipts ("ADR's") of foreign issuers which have certain risks, including trading for a lower price, having less liquidity than their underlying securi-ties and risks relating to the issuing bank or trust company. ADR's can be sponsored by the issuing bank or trust company or unsponsored. Holders of unsponsored ADR's have a greater risk that receipt of corporate information will be untimely and incomplete and costs may be higher.

  Restricted and Illiquid Securities.The Fund may invest in securities which are not readily marketable as well as restricted securities not registered under the Securities Act of 1933, as amended (the
"Securities Act"), OTC
options and securities that are otherwise considered illiquid as a result of market or other factors. Although it may invest up to 15% of its assets in such securities, the Fund does not currently anticipate investing more than 5% of its assets in restricted or illiquid securities.
The Fund may invest in
securities eligible for resale under Rule 144A of the Securities Act ("Rule
144A securities"). The Board of Directors of the Fund may determine that spe-cific Rule 144A securities held by the Fund may be deemed liquid. Neverthe-less, due to changing market or other factors, Rule
144A securities may be
subject to a greater possibility of becoming illiquid than registered securi-ties.

  Borrowing.The Fund may also borrow money from banks temporarily for emer-gency purposes in an amount not exceeding 33 1/3% of the Fund's total assets.

  A complete list of investment restrictions that the Fund has adopted includ-ing restrictions that cannot be changed without the approval of the Fund's outstanding shares is contained in the Statement of Additional Information.
Except for the

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

Fund's investment objective and those restrictions specifically identified as fundamental which may not be changed without the "vote of a majority of the outstanding voting securities" as defined in the 1940
Act, all investment poli-
cies and practices described in this Prospectus and in the Statement of Addi-tional Information are non-fundamental and may be changed by the Board of
Directors without shareholder approval.

  Year 2000.The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer soft-ware systems in use today cannot recognize the year
2000, but revert to 1900 or
some other date, due to the manner in which dates were encoded and calculated.
That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith
Barney have advised the Fund that they have been reviewing all of their com-puter systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assur-ance that MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair
Fund services at that time.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  MMC arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Smith Barney), which in its best judgment pro-vide prompt and reliable execution at favorable prices and reasonable commis-sion rates. MMC may select brokers and dealers which provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker for a transaction, including Smith
Barney, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable MMC to supplement its own research and analysis.

  It is anticipated that the annual portfolio turnover rate of the Fund nor-mally will be less than 100%. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year.

VALUATION OF SHARES

  The Fund's net asset value per share is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each
Class by the total number of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value, or, in the absence of a market value with respect to any securities, at fair value. Secu-rities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assis-tance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchange, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be deter-mined by consideration of other factors by or under the direction of the Board of Directors. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Unlisted foreign securities are valued at the mean between the last available bid and offer price prior to the time of valuation. Any assets or liabilities initially expressed in terms of foreign currencies will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. Securities for which market quotations are not readily available are valued at fair value.
Notwithstanding the above,
bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to distribute dividends from net investment income and, net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and cap-ital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

 TAXES

  The following is a summary of the material federal tax considerations affect-ing the Fund and Fund shareholders, please refer to the Statement of Additional
Information for further discussion. In addition to the considerations described below and in the Statement of Additional Information, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advi-sors for more detailed information with respect to the tax consequences of any investment.

  The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated invest-ment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.


  Dividends paid from net investment income and net realized short-term securi-ties gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

  Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate divi-dends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposi-tion. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

  The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification num-ber (social security or employer identification number). Withholding from tax-able dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholder's' federal income tax return.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

  Purchases of the Fund's Class Z shares must be made in accordance with the terms of a Qualified Plan. Purchases are effected at the net asset value next determined after a purchase order is received by Smith
Barney (the "trade
date"). Payment is due to Smith Barney on the third business day (the "settle-ment date") after the trade date. Investors who make payment prior to the set-tlement date may designate a temporary investment
(such as a money market fund
of the Smith Barney Mutual Funds) for such payment until settlement date. The
Fund reserves the right to reject any purchase order and to suspend the offer-ing of shares for period of time. There are no minimum investment requirements for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

  Purchase orders received by Smith Barney prior to the close of regular trad-ing on the NYSE, currently 4:00 p.m., New York time, on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. See "Valuation of Shares."

  Qualified Plans may redeem their shares on any day on which the Fund calcu-lates its net asset value. See "Valuation of Shares."
Redemption requests
received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value as next determined. Shareholders acquiring Class Z shares through a Qualified Plan should consult the terms of their respective plans for redemption provisions.

  Holders of Class Z shares should consult their Qualified Plans for informa-tion about available exchange options.

PERFORMANCE


  From time to time the Fund may include its total return, average annual total return and current dividend return for Class Z shares in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance.
Total return is computed
for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income divi-dends and capital gain distributions on the reinvestment dates at prices calcu-lated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and sub-tracting 100%. The standard average annual total return, as prescribed by the
SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with non-standard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for Class Z shares by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price
(including sales charge)
on the last day of the period for which current dividend return is presented.
The current dividend may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These fac-tors and possible differences in the methods used in calculating current divi-dend return should be considered when comparing Class
Z shares current return
to yields published for other investment companies and other investment vehi-cles. The Fund may also include comparative performance information in adver-tising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications. The
Fund will include performance data for Class Z shares in any advertisement or information including performance data of the Fund.

MANAGEMENT OF THE COMPANY AND THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agree-ments between the Company and the companies that furnish services to the Fund and the Company, including agreements with its distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the Fund are dele-gated to the Fund's investment manager. The Statement of Additional Information contains background information regarding each
Director of the Fund and execu-
tive officer of the Company.

 MMC

  MMC, located at 388 Greenwich Street, New York, New
York 10013, serves as the
Fund's investment adviser and manages the day-to-day operations of the Fund pursuant to a management agreement entered into by the Company, on behalf of the Fund. MMC renders investment advice to investment companies, individual, institutional and investment company clients which had aggregate assets under management as of March 31, 1998 of approximately
$100.5 billion.

  Subject to the supervision and direction of the Company's Board of Directors,
MMC manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio man-agers and securities analysts who provide research services to the Fund. For investment advisory services rendered, the Fund pays
MMC a monthly fee at the
annual rate of 0.85% of the value of its average daily net assets. Although this fee is higher than that paid by most investment companies, the Fund's man-agement has determined that it is comparable to the fee charged by other investment advisers of investment companies that have similar investment objectives and policies.

 PORTFOLIO MANAGEMENT

  John Stoeser, has served as Vice President and Investment Officer of the
Fund and has been is responsible for the management of the Fund's assets since
April 1998. Mr. Stoeser was Vice President and
Research Analyst of the Fund
since July 1997. From 1992 until July 1997 Mr. Stoeser was Assistant Vice
President, Portfolio Manager and Research Analyst with
Safeco Asset Manage-
ment.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended
December 31, 1997 is included
in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Con-sultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

  On April 6, 1998, Travelers Group Inc. ("Travelers") announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to vari-ous regulatory approvals, including approval by the Federal Reserve Board. The transaction is also subject to approval by the stockholders of each of Travel-ers Group and Citicorp. Upon consummation of the merger, the surviving corpo-ration would be a bank holding company subject to regulation under the Bank
Holding Company Act of 1956 (the "BHCA"), the requirements of the Glass-
Steagall Act and certain other laws and regulations.
Although the effects of
the merger of Travelers and Citicorp and compliance with the requirements of the BHCA and the Glass-Steagall Act are still under review, MMC does not believe that its compliance with applicable law following the merger of Trav-elers and Citicorp will have a material adverse effect on its ability to con-tinue to provide the Fund with the same level of investment advisory services that it currently receives.

 DISTRIBUTOR-SMITH BARNEY

  Smith Barney is located at 388 Greenwich Street, New
York, New York 10013,
and services as the Fund's distributor. Smith Barney is a wholly-owned subsid-iary of Travelers.

ADDITIONAL INFORMATION


  The Company was organized as a Maryland corporation pursuant to Articles of
Incorporation dated September 29, 1981, as amended from time to time. The Fund offers shares of common stock currently classified into five Classes, A, B, C,
Y and

Z, with a par value of $.001 per share. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the des-ignation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pur-suant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class
B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The
Directors, on an ongoing basis, will consider whether any such conflicts exists and, if so, take appropriate action.

  PNC Bank, National Association is located at 17th and Chestnut Streets,
Philadelphia, Pennsylvania 19103 and serves as custodian of the Fund's invest-ments.

  First Data Investor Services Group, Inc. ("First
Data") is located at
Exchange Place, Boston, Massachusetts 02109 and serves as the Company's trans-fer agent.

  The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any pur-pose upon written request of shareholders holding at least 10% of the
Company's outstanding shares and the Company will assist shareholders in call-ing such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one
Fund or one Class of shares.

  The Fund sends its shareholders a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the
Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this con-solidation to apply to their accounts should contact their Smith Barney Finan-cial Consultant or First Data.

                                               SMITH
BARNEY
                                               -------
--------------------------
                                               A
Member of TravelersGroup [LOGO]




SMITH BARNEY

MANAGED

GROWTH

FUND




388 Greenwich Street

New York, New York 10013





FD 01010 4/97

P R O S P E C T U S


SMITH BARNEY

Special

Equities

Fund

Class Z Shares Only



APRIL 30, 1998


PROSPECTUS BEGINS ON PAGE ONE

 LOGO  Smith Barney Mutual Funds
       INVESTING FOR YOUR FUTURE.
       EVERY DAY.

PROSPECTUS
April 30, 1998

Smith Barney
Special Equities Fund -- Class Z Shares
388 Greenwich Street
New York, New York 10013
(800) 451-2010

  Smith Barney Special Equities Fund ("Fund") seeks long-term capital apprecia-tion by investing in a diversified portfolio of common stocks or securities convertible into or exchangeable for common stocks, primarily of growth compa-nies as identified by the Fund's investment adviser.


  The Fund is one of a number of funds, each having distinct investment objec-tives and policies, making up Smith Barney Investment
Funds Inc. ("Company").
The Company is an open-end, diversified management investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund and the Company, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Pro-spectus carefully and to retain it for future reference.

  The Class Z shares described in this Prospectus are currently offered exclu-sively for sale to tax-exempt employee benefit and retirement plans of Smith
Barney Inc. ("Smith Barney") or any of its affiliates
("Qualified Plans").

  Additional information about the Fund and the Company is contained in a
Statement of Additional Information dated April 30,
1998 as amended or supple-
mented from time to time, that is available upon request and without charge by calling or writing the Company at the telephone number or address set forth above or by contacting a Smith Barney Financial
Consultant. The Statement of
Additional Information has been filed with the Securities and Exchange Commis-sion ("SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

TABLE OF CONTENTS


THE FUND'S EXPENSES                             3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            4
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    5
-------------------------------------------------
VALUATION OF SHARES                             9
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             10
-------------------------------------------------
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES    11
-------------------------------------------------
PERFORMANCE                                    12
-------------------------------------------------
MANAGEMENT OF THE COMPANY AND THE FUND         13
-------------------------------------------------
ADDITIONAL INFORMATION                         14
-------------------------------------------------

------------------------------------------------------
--------------------------
  No person has been authorized to give any
information or to make any
representations in connection with this offering other
than those contained in
this Prospectus and, if given or made, such other
information and
representations must not be relied upon as having been
authorized by the Fund
or the Distributor. This Prospectus does not
constitute an offer by the Fund or
the distributor to sell or a solicitation of an offer
to buy any of the
securities offered hereby in any jurisdiction to any
person to whom it is
unlawful to make such offer or solicitation in such
jurisdiction.
------------------------------------------------------
--------------------------

THE FUND'S EXPENSES

  The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Fund, based on the Fund's operating expenses for its most recent fiscal year.

------------------------------------------------------
--------------------------

 ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
   Management fees                           0.75%
   Other expenses                            0.06
--------------------------------------------------
 TOTAL FUND OPERATING EXPENSES               0.81%

------------------------------------------------------
--------------------------

  The nature of the services for which the Fund pays management fees is described under "Management of the Company and the Fund." "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

  EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase and Redemption of Shares" and "Manage-ment of the Fund."

 SMITH BARNEY SPECIAL EQUITIES FUND             1 YEAR
3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------
-------------------------
 An investor would pay the following expenses
 on a $1,000 investment in Class Z shares of
 the Fund, assuming (1) 5.00% annual return
 and (2) redemption at the end of each time
 period:                                         $ 8
$26     $45     $100
------------------------------------------------------
-------------------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN
THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information for the three-year period ended December 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated
December 31, 1997. The
information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional
Information.

FOR A CLASS Z SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

SMITH BARNEY SPECIAL EQUITIES FUND        1997
1996(1)   1995(2)
------------------------------------------------------
---------------
NET ASSET VALUE, BEGINNING OF YEAR       $28.26
$30.46    $26.49
------------------------------------------------------
---------------
INCOME FROM OPERATIONS:
 Net investment loss                      (0.08)
(0.08)    (0.06)
 Net realized and unrealized gain (loss)  (1.42)
(1.48)     4.79
------------------------------------------------------
---------------
Total Income (Loss) From Operations       (1.50)
(1.56)     4.73
------------------------------------------------------
---------------
LESS DISTRIBUTIONS FROM:
 Net realized gains                          --
(0.28)    (0.76)
 Capital                                     --
(0.36)       --
------------------------------------------------------
---------------
Total Distributions                          --
(0.64)    (0.76)
------------------------------------------------------
---------------
NET ASSET VALUE, END OF YEAR             $26.76
$28.26    $30.46
------------------------------------------------------
---------------
TOTAL RETURN                              (5.31)%
(5.37)%   17.95%++
------------------------------------------------------
---------------
NET ASSETS, END OF YEAR (MILLIONS)          $14
$13       $5
------------------------------------------------------
---------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                  0.81%
0.80%     1.10%+
 Net investment loss                      (0.29)
(0.24)    (0.86)+
------------------------------------------------------
---------------
PORTFOLIO TURNOVER RATE                     145%
118%      113%
------------------------------------------------------
---------------
AVERAGE COMMISSIONS PER SHARE PAID ON
  EQUITY TRANSACTIONS                     $0.06
$0.06    $ 0.06
------------------------------------------------------
---------------

 (1) Per share amounts have been calculated using the monthly average shares method, rather than the net investment income undistributed method, because it more accurately reflects the per share data for the period.

 (2) For the period from October 2, 1995 (inception
date) to December 31,
 1995.
 ++
  Total return is not annualized, as it may not be
representative of the
  total return for the year.
 +
  Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Fund's investment objective is long-term capital appreciation. It seeks to achieve this objective by investing in equity securities (common stocks or securities which are convertible into or exchangeable for such stocks, includ-ing warrants) which Mutual Management Corp. ("MMC"),
(formerly known as Smith
Barney Mutual Funds Management Inc.), the Fund's investment adviser, believes to have superior appreciation potential. There can be no assurance that the
Fund will achieve its investment objective.

  The Fund attempts to achieve its investment objective by investing primarily in equity securities of growth companies, generally not within the Standard &
Poor's 500 Composite Stock Price Index ("S&P 500"), as identified by MMC. These companies may not have reached a fully mature stage of earnings growth, since they may still be in the developmental stage, or may be older companies which appear to be entering a new stage of more rapid earnings progress due to fac-tors such as management change or development of new technology, products or markets. A significant number of these companies may be in technology areas, including health care related sectors, and may have annual sales of less than
$300 million. The Fund may also choose to invest in some relatively unseasoned stocks, i.e., securities issued by companies whose market capitalization is under $100 million.

  The Fund also may invest in small capitalization companies representative of the broad benchmarks against which the Fund's performance is frequently judged by utilizing an active quantitative investment strategy for a portion of the Fund. This portion will provide added diversification and, in addition, MMC will select securities using a proprietary technique that are believed to have a high probability of outperforming their respective industry or sector peer groups. In identifying these securities, the Fund's, the Portfolio Manager is supported by a quantitatively oriented investment team.

  Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. The
Fund may purchase restricted
securities (subject to a limit on all illiquid securities of 10% of total assets), invest in money market instruments, enter into repurchase and reverse repurchase agreements for temporary defensive purposes, invest in real estate investment trusts, purchase the securities of companies with less than three years of continuous operation, borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of the
Fund's total assets, lend its portfolio securities and enter into short sales
"against the box."

  In making purchases of securities consistent with
the above policies, the
Fund will be subject to the applicable restrictions
referred to under "Invest-
ment Restrictions" in the Statement of Additional
Information. Except for the
Fund's investment objective and those restrictions
specifically identified as
fundamental, which may not be changed without a
majority vote of shareholders
of the Fund, all invest     -

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

ment policies and practices described in this Prospectus and in the Statement of Additional Information are non-fundamental, and may be changed by the Board of Directors without shareholder approval.

 ADDITIONAL INVESTMENTS
  U.S. Government Securities. U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities.
These include bills, certificates of indebtedness, and notes and bonds issued by the United States Treasury or by agencies or instrumentalities of the
United States government. Some U.S. government securities, such as United
States Treasury bills and bonds, are supported by the full faith and credit of the United States Treasury; others are supported by the right of the issuer to borrow from the United States Treasury; others, such as those of the Federal
National Mortgage Association, are supported by the discretionary authority of the United States government to purchase the agency's obligations; still oth-ers, such as those of the Student Loan Marketing
Association and the Federal
Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates.
Other investments will
include Government National Mortgage Association
Certificates ("GNMA Certifi-
cates"), which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the United
States government. While
the United States government guarantees the payment of principal and interest on GNMA Certificates, the market value of the securities is not guaranteed and will fluctuate.

  Repurchase Agreements. The Fund may enter into repurchase agreement transac-tions on U.S. government securities with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price.
Repurchase agreements could
involve certain risks in the event of default or insolvency of the other par-ty, including possible delays or restrictions upon the Fund's ability to dis-pose of the underlying securities, the risk of a possible decline in the value of the under-

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

lying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. MMC, act-ing under the supervision of the Board of Directors, reviews on an ongoing basis to evaluate potential risks, the value of the collateral and the credit-worthiness of those banks and dealers with which the Fund enters into repur-chase agreements.

  Loans of Portfolio Securities. Consistent with applicable regulatory require-ments, the Fund may lend its portfolio securities provided: (a) the loan is secured continuously by collateral consisting of U.S.
government securities,
cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (b) the Fund may at any time call the loan and obtain the return of the securities loaned; (c) the Fund will receive any interest or dividends paid on the loaned securities.

  Futures Contracts and Options on Futures. The Fund may enter into transac-tions in futures contracts and options on futures only
(i) for bona fide hedg-
ing purposes (as defined in Commodities Futures
Trading Commission regula-
tions), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liq-uidation value of the Fund's assets.

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. The Fund may enter into futures contracts and options on futures to seek higher invest-ment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated at the Fund's custodian to the extent required by law.

  Among the several risks accompanying the utilization of futures contracts and options on futures contracts are the following: First, the successful use of futures and options is dependent upon the ability of MMC to predict correctly movements in the stock market or in the direction of interest rates. These pre-dictions involve skills and techniques that may be different from those involved in the management of investments in securities. If the prices of the underlying commodities move in an unanticipated manner, the Fund may lose the expected benefit of these futures or options transactions and may incur losses.
Second, positions in futures contracts and options on futures contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or through a

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

linked exchange), and, as a result of daily price fluctuations limits, there can be no assurance the offsetting transaction could be entered into at an advantageous price at a particular time. Consequently, the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

  Short Sales. The Fund may sell securities short
"against the box." While a
short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable with-out further consideration for, securities of the same issue as the securities sold short. Short sales "against the box" are used to defer recognition of cap-ital gains or losses.

  American Depositary Receipts. The Fund may purchase
American Depositary
Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.

  Restricted Securities. The Fund may invest in restricted securities.
Restricted securities are securities subject to legal or contractual restric-tions on their resale. Such restrictions might prevent the sale of restricted securities at a time when such a sale would otherwise be desirable. Restricted securities and securities for which there is no readily available market ("il-liquid assets") will not be acquired if such acquisition would cause the aggre-gate value of illiquid assets and restricted securities to exceed 10% of the Fund's total assets.

  Year 2000. The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer soft-ware systems in use today cannot recognize the year
2000, but revert to 1900 or
some other date, due to the manner in which dates were encoded and calculated.
That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith
Barney have advised the Fund that they have been reviewing all of their com-puter systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assur-ance that MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair
Fund services at that time.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)


 PORTFOLIO TRANSACTIONS AND TURNOVER

  MMC arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Smith Barney) which, in its best judgment, pro-vide prompt and reliable execution at favorable prices and reasonable commis-sion rates. MMC may select brokers and dealers which provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.

  The Fund may experience high portfolio turnover as a result of its investment strategies. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions for the
Fund. While the Fund does not intend to engage in short-term trading, it will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its objectives and policies.
The Fund's portfolio
turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year. The Fund's portfo-lio turnover rates for each of the past fiscal years are set forth under "Fi-nancial Highlights."

VALUATION OF SHARES

  The Fund's net asset value per share is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each
Class by the total number of shares of the Class outstanding.

  Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchange, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day.
Unlisted foreign securities
are valued at the mean between the last available bid and offer price prior to the time of valuation. Any assets or liabilities initially expressed in terms of foreign currencies will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. Securities for which market quotations are not readily available are valued at fair value.
Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to distribute dividends from net investment income and, net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and cap-ital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

 TAXES

  The following is a summary of the material federal tax considerations affect-ing the Fund and Fund shareholders, please refer to the Statement of Additional
Information for further discussion. In addition to the considerations described below and in the Statement of Additional Information, there may be other feder-al, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

  The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated invest-ment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.


  Dividends paid from net investment income and net realized short-term securi-ties gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

  Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate divi-dends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposi-tion. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

  The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification num-ber (social security or employer identification number). Withholding from tax-able dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES


  Purchases of the Fund's Class Z shares must be made in accordance with the terms of a Qualified Plan. Purchases are effected at the net asset value next determined after a purchase order is received by Smith
Barney (the "trade
date"). Payment is due to Smith Barney on the third business day (the "settle-ment date") after the trade date. Investors who make payment prior to the set-tlement date may designate a temporary investment
(such as a money market fund
of the Smith Barney Mutual Funds) for such payment until settlement date. The
Fund reserves the right to reject any purchase order and to suspend the offer-ing of shares for a period of time. There are no minimum investment require-ments for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, currently 4:00 p.m., New
York time, on any day
that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. See "Valuation of Shares."

  Qualified Plans may redeem their shares on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES
(CONTINUED)

form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day.
Redemption requests received
after the close of regular trading on the NYSE are priced at the net asset value as next determined. Shareholders acquiring Class
Z shares through a Qual-
ified Plan should consult the terms of their respective plans for redemption provisions.

  Holders of Class Z shares should consult their Qualified Plans for informa-tion about available exchange options.

PERFORMANCE


 TOTAL RETURN
  From time to time, the Fund may include its total return, average annual total return and current dividend return for Class Z shares in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the invest-ment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeem-able value. Such standard total return information may also be accompanied with non-standard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for Class Z shares by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing Class Z shares' current return to yields published for other investment companies and other investment vehicles.
The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper
Analytical Services, Inc. or similar independent services that monitor the per-formance of mutual funds or other industry publications. the Fund will include performance data for Class Z shares in any advertisement or information includ-ing performance data of the Fund.

MANAGEMENT OF THE COMPANY AND THE FUND


 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agree-ments between the Company and the companies that furnish services to the Fund and the Company, including agreements with its investment adviser, distributor, administrator, custodian and transfer agent. The day-to-day operations of the
Fund are delegated to the Fund's investment adviser and administrator. The
Statement of Additional Information contains background information regarding each Director and executive officer of the Company.


 INVESTMENT ADVISER AND ADMINISTRATOR-MMC

  MMC, located at 388 Greenwich Street, New York, New
York 10013, serves as the
Fund's investment adviser. MMC (through predecessor entities) has been in the investment counseling business since 1940 and is a registered investment advis-er. MMC renders investment advice to a wide variety of investment company cli-ent, which had aggregate assets under management as of March 31, 1998 of approximately $100.5 billion.

  Subject to the supervision and direction of the Company's Board of Directors,
MMC manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio man-agers and securities analysts who provide research services to the Fund. For investment advisory services rendered, the Fund pays
MMC a monthly fee at the
annual rate of 0.55% of the value of its average daily net assets.

  MMC also serves as the Fund's administrator and oversees all aspects of the
Fund's administration. For administration services rendered to the Fund, the
Fund pays MMC a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.

 PORTFOLIO MANAGEMENT

  George V. Novello, a Managing Director of MMC, has served as Investment Offi-cer of the Fund since September 1990 and manages the day-to-day operations of the Fund, including making all investment decisions.


  Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended
December 31, 1997 is included
in the Fund's Annual Report dated December 31, 1997. A copy of the Annual
Report may be obtained upon request without charge from a Smith Barney Finan-cial Consultant or by writing or calling the Fund at the address or phone num-ber listed on page one of this Prospectus.

  On April 6, 1998, Travelers Group Inc. ("Travelers") announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1988, is subject to various regu-latory approvals, including approval by the Federal
Reserve Board. The trans-
action is also subject to approval by the stockholders of each of Travelers
Group and Citicorp. Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank Holding
Company Act of 1956 (the "BHCA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of
Travelers and Citicorp and compliance with the requirements of the BHCA and the Glass-Steagall Act are still under review, MMC does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the
Fund with the same level of investment advisory services that it currently receives.

 DISTRIBUTOR-SMITH BARNEY
  Smith Barney is located at 388 Greenwich Street, New
York, New York 10013,
and serves as the Fund's distributor. Smith Barney is a wholly owned subsidi-ary of Travelers.

ADDITIONAL INFORMATION

  The Company was organized as a Maryland corporation pursuant to Articles of
Incorporation dated September 29, 1981, as amended from time to time. The Fund offers shares of common stock currently classified into five Classes, A, B, C,
Y and Z with a par value of $.001 per share. Each
Class of shares has the same
rights, privileges and preferences, except with respect to: (a) the designa-tion of each Class; (b) the effect of the respective sales charges for each
Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each
Class; and (g) the conversion feature of the Class B shares. The Board of
Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The
Directors, on an ongo-
ing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any pur-pose upon written request of shareholders holding at least 10% of the
Company's outstanding shares and the Company will assist shareholders in call-ing such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate frac-tional vote for any fractional share held of that Class. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one Class of shares.

  The Fund sends each of its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the
Fund at the end of the period covered. In an effort to reduce the Fund's print-ing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Company also plans to consolidate the mailing of its Prospectuses so that a shareholder having multi-ple accounts (i.e., individual, IRA and/or Self-
Employed Retirement Plan
accounts) will receive a single Prospectus annually.
Shareholders who do not
want this consolidation to apply to their accounts should contact their Smith
Barney Financial Consultants or the Fund's transfer agent.

  PNC Bank National Association, located at 17th and
Chestnut Streets Philadel-
phia, PA 19103, serves as custodian of the Fund's investments.

  First Data Investor Services Group, Inc., located at
Exchange Place, Boston,
Massachusetts 02109, serves as the Fund's transfer agent.

                   [This page intentionally left
blank]

SMITH BARNEY
                                               -------
--------------------------


                                               A
MEMBER OF TRAVELERSGROUP  LOGO





                                              SMITH
BARNEY SPECIAL EQUITIES FUND


388 Greenwich Street

New York, New York 10013



FD 1009 4/98

P R O S P E C T U S


SMITH BARNEY

Special

Equities

Fund



APRIL 30, 1998


PROSPECTUS BEGINS ON PAGE ONE


[LOGO] SMITH BARNEY MUTUAL FUNDS
       Investing for your future.
       Every day.

PROSPECTUS


April 30, 1998
Smith Barney
Special Equities Fund
388 Greenwich Street
New York, New York 10013
(800) 451-2010

  Smith Barney Special Equities Fund ("Fund") seeks long-term capital apprecia-tion in a diversified portfolio of common stocks or securities convertible into or exchangeable for common stocks, primarily of growth companies as identified by the Fund's investment adviser.

  The Fund is one of a number of funds, each having distinct investment objec-tives and policies, making up Smith Barney Investment
Funds Inc. ("Company").
The Company is an open-end management investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund and the Company, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and to retain it for future reference.

  Additional information about the Fund and the Company is contained in a
Statement of Additional Information dated April 30,
1998 as amended or supple-
mented from time to time, that is available upon request and without charge by calling or writing the Company at the telephone number or address set forth above or by contacting a Smith Barney Financial
Consultant. The Statement of
Additional Information has been filed with the Securities and Exchange Commis-sion ("SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            9
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   14
-------------------------------------------------
VALUATION OF SHARES                            18
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             19
-------------------------------------------------
PURCHASE OF SHARES                             20
-------------------------------------------------
EXCHANGE PRIVILEGE                             30
-------------------------------------------------
REDEMPTION OF SHARES                           33
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           36
-------------------------------------------------
PERFORMANCE                                    36
-------------------------------------------------
MANAGEMENT OF THE COMPANY AND THE FUND         37
-------------------------------------------------
DISTRIBUTOR                                    38
-------------------------------------------------
ADDITIONAL INFORMATION                         39
-------------------------------------------------

------------------------------------------------------
--------------------------
  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

------------------------------------------------------
--------------------------

PROSPECTUS SUMMARY
  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company that seeks long-term capital appreciation by investing in equity securities consisting of common stocks or securities which are convertible into or exchangeable for such stocks, including warrants, which the investment adviser believes to have superior appreciation potential. See "Investment
Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.
The general public is
offered three Classes of shares: Class A shares, Class
B shares and Class C
shares, which differ principally in terms of the sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of
$15,000,000. In addition, a fifth class, Class Z shares, which is offered pur-suant to a separate prospectus, is offered exclusively to tax-exempt employee benefit and retirement plans of Smith Barney Inc.
("Smith Barney") and its
affiliates. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of
$500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See
"Prospectus Summary--
Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the
Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares no longer will be subject to an annual distribution fee. In addition, a certain portion of Class
B shares that have
been acquired through the reinvestment of dividends and distributions ("Class
B Dividend Shares") will be converted at that time.
See "Purchase of Shares--
Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares which, when com-bined with current holdings of Class C shares of the Fund, equal or exceed
$500,000 in the aggregate should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regu-lar investment may wish to consider Class A shares; as the investment accumu-lates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any ini-tial sales charge so the entire purchase price is immediately invested in the
Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the
Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class
B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares held in other funds sponsored by Smith Barney Inc.
("Smith Barney") listed under "Exchange Privilege."
Class A share purchases may
also be eligible for a reduced initial sales charge.
See "Purchase of Shares."
Because the ongoing expenses of Class A shares may be lower than those for
Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Company and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares,"
"Dividends, Distributions and
Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS
Investors may be eligible to
participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney
ExecChoice(TM) Program. Class A and Class C shares are available without a sales charge as investment alternatives under both of these programs. See "Pur-chase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained by Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis
(an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund made through the Fund's transfer agent, First Data Investor
Services Group, Inc.
("First Data"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and
Class C shares may open
an account by making an initial investment of at least
$1,000 for each account,
or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or

Section 401(a) of the Code, the minimum investments requirement for Class A,
Class B and Class C shares and the subsequent investment requirement for all
Classes of shares is $25. The minimum investment requirements for purchases of
Fund shares through the Systematic Investment Plan are described below. See
"Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Invest-ment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See
"Purchase of Shares" and
"Redemption of Shares."

MANAGEMENT OF THE FUND Mutual Management Corp. ("MMC")
(formerly known as
Smith Barney Mutual Funds Management Inc.) serves as the Fund's investment adviser and administrator. MMC provides investment advisory and management services to investment companies affiliated with Smith
Barney. MMC is a wholly
owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"). Holdings
is a wholly owned subsidiary of Travelers Group Inc.
("Travelers"), a diversi-
fied financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment
Services, including Asset
Management, Consumer Finance Services, Life Insurance
Services and Property &
Casualty Insurance Services. See "Management of the
Company and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney
Mutual Funds at the respec-
tive net asset values next determined. See "Exchange
Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See
"Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distribu-tions of net realized capital gains, if any, are declared and paid at least annually. See "Dividends, Distributions and Taxes."


REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a
Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value.
Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and dis-tribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See
"Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS The Company is designed for long-term investors and not for investors who intend to liquidate their investment after a short period. Neither the Company as a whole nor any particular fund in the
Company, including the Fund, constitutes a balanced investment plan. There can be no assurance that the Fund will achieve its investment objective. The Fund may employ investment techniques which involve certain risks, including lend-ing portfolio securities, investing in restricted securities, selling securi-ties short and investing in foreign securities through the use of American
Depositary Receipts. See "Investment Objective and
Management Policies--Addi-
tional Investments."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the
Fund, based on the maximum sales charge or maximum
CDSC that may be incurred
at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

  SMITH BARNEY SPECIAL EQUITIES FUND            CLASS
A CLASS B CLASS C CLASS Y
------------------------------------------------------
-------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)        5.00%
None    None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds whichever is
      lower)                                     None*
5.00%   1.00%   None
------------------------------------------------------
-------------------------
  ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)
    Management fees                              0.75%
0.75%   0.75%   0.75%
    12b-1 fees**                                 0.25
1.00    1.00    None
    Other expenses                               0.20
0.19    0.20    0.05
------------------------------------------------------
-------------------------
  TOTAL FUND OPERATING EXPENSES                  1.20%
1.94%   1.95%   0.80%
------------------------------------------------------
-------------------------

 * Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers, Inc.

  Class A shares of the Fund purchased through the Smith Barney AssetOne Pro-gram will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depend-ing on the amount of assets held through the program.
For more information,
please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether shares are held through the Smith Barney
401(k) and ExecChoice(TM) Programs. See "Purchase of
Shares" and "Redemption
of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares.
Smith Barney also
receives, with respect to Class B and Class C shares, an annual 12b-1 fee of
1.00% of the value of average daily net assets of the respective Class, con-sisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

EXAMPLE The following example is intended to assist an investor in understand-ing the various costs that an investor in the Fund will bear directly or indi-rectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of
Shares" and "Management of the Company and the Fund."


  SMITH BARNEY SPECIAL EQUITIES FUND          1 YEAR 3
YEARS 5 YEARS 10 YEARS*
------------------------------------------------------
------------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A..................................  $62
$86    $113     $188
    Class B..................................   70
91     115      207
    Class C..................................   30
61     105      227
    Class Y..................................    8
26      44       99
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A..................................   62
86     113      188
    Class B..................................   20
61     105      207
    Class C..................................   20
61     105      227
    Class Y..................................    8
26      44       99
------------------------------------------------------
------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESEN-
TATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES
MAY BE GREATER OR LESS
THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information for the three year period ended December 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated
December 31, 1997. The fol-
lowing information for the fiscal years ended December
31, 1988 through Decem-
ber 31, 1994 has been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual
Report, which is incorpo-
rated by reference into the Statement of Additional
Information.

FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

SMITH BARNEY SPECIAL
EQUITIES FUND              1997    1996(1)    1995
1994(1)   1993(1)  1992(2)
------------------------------------------------------
---------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR        $28.11   $30.44    $19.10
$20.23    $15.47   $14.13
------------------------------------------------------
---------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment loss       (0.21)   (0.19)    (0.27)
(0.13)    (0.08)   (0.01)
 Net realized and
  unrealized gain (loss)   (1.38)   (1.50)    12.37
(1.00)     5.17     1.35
------------------------------------------------------
---------------------------
Total Income (Loss) From
 Operations                (1.59)   (1.69)    12.10
(1.13)     5.09     1.34
------------------------------------------------------
---------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains           --    (0.28)    (0.76)
--     (0.33)      --
 Capital                      --    (0.36)       --
--        --       --
------------------------------------------------------
---------------------------
Total Distributions           --    (0.64)    (0.76)
--     (0.33)      --
------------------------------------------------------
---------------------------
NET ASSET VALUE, END OF
 YEAR                     $26.52   $28.11    $30.44
$19.10    $20.23   $15.47
------------------------------------------------------
---------------------------
TOTAL RETURN               (5.66)%  (5.81)%   63.48%
(5.59)%   32.90%    9.48%++
------------------------------------------------------
---------------------------
NET ASSETS, END OF YEAR
 (MILLIONS)                 $177     $237      $159
$101       $50     $0.2
------------------------------------------------------
---------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses                   1.20%    1.17%     1.43%
1.49%     1.67%    1.51%+
 Net investment loss       (0.67)   (0.61)    (1.05)
(0.94)    (0.46)   (0.97)+
------------------------------------------------------
---------------------------
PORTFOLIO TURNOVER RATE      145%     118%      113%
123%      112%     211%
------------------------------------------------------
---------------------------
AVERAGE COMMISSIONS PAID
 PER SHARE ON EQUITY
 TRANSACTIONS(3)           $0.06    $0.06     $0.06
--        --       --
------------------------------------------------------
---------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from November 6, 1992 (inception date) to December 31, 1992.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A CLASS B SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

SMITH BARNEY SPECIAL EQUITIES
FUND                               1997    1996(1)
1995   1994(1)   1993(1)
------------------------------------------------------
------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR               $27.28   $29.76
$18.82  $20.08    $15.47
------------------------------------------------------
------------------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment loss               (0.45)   (0.41)
(0.37)  (0.27)    (0.20)
 Net realized and unrealized gain
   (loss)                          (1.29)   (1.43)
12.07   (0.99)     5.14
------------------------------------------------------
------------------------
Total Income (Loss) From Opera-
  tions                            (1.74)   (1.84)
11.70   (1.26)     4.94
------------------------------------------------------
------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains                   --    (0.28)
(0.76)     --     (0.33)
 Capital                              --    (0.36)
--      --        --
------------------------------------------------------
------------------------
Total Distributions                   --    (0.64)
(0.76)     --     (0.33)
------------------------------------------------------
------------------------
NET ASSET VALUE, END OF YEAR      $25.54   $27.28
$29.76  $18.82    $20.08
------------------------------------------------------
------------------------
TOTAL RETURN                       (6.38)%  (6.44)%
62.30%  (6.27)%   31.93%
------------------------------------------------------
------------------------
NET ASSETS, END OF YEAR
  (MILLIONS)                        $244     $362
$171     $94      $138
------------------------------------------------------
------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                           1.94%    1.91%
2.04%   2.21%     2.34%
 Net investment (loss)             (1.41)   (1.36)
(1.61)  (1.66)    (1.13)
------------------------------------------------------
------------------------
PORTFOLIO TURNOVER RATE              145%     118%
113%    123%      112%
------------------------------------------------------
------------------------
AVERAGE COMMISSIONS PER SHARE
  PAID ON EQUITY TRANSACTIONS(2)   $0.06    $0.06
$0.06      --        --
------------------------------------------------------
------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) As of September, 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

+ Net investment income before reimbursement of expenses by investment adviser and sub-investment adviser and administrator for the year ended December 31,
   1988 was $0.70.

  1992            1991                     1990
1989                    1988
------------------------------------------------------
--------------------------------------------
 $14.18          $ 9.82                   $13.77
$12.04                  $11.48
------------------------------------------------------
--------------------------------------------
  (0.26)          (0.07)                    0.29
0.28                    0.71+
   1.55            4.46                    (3.70)
1.96                    0.70
------------------------------------------------------
--------------------------------------------
   1.29            4.39                    (3.41)
2.24                    1.41
------------------------------------------------------
--------------------------------------------
     --              --                    (0.23)
--                   (0.30)
     --           (0.03)                   (0.02)
(0.24)                     --
------------------------------------------------------
--------------------------------------------
     --           (0.03)                   (0.54)
(0.51)                  (0.85)
------------------------------------------------------
--------------------------------------------
 $15.47          $14.18                    $9.82
$13.77                  $12.04
------------------------------------------------------
--------------------------------------------
   9.10%         (24.71)%                  18.60%
12.60%                 (10.91)%
------------------------------------------------------
--------------------------------------------
    $78             $82                      $76
$142                    $170
------------------------------------------------------
--------------------------------------------
   2.32%           2.31%                    2.30%
2.34%                   2.32%
  (1.77)          (0.74)                    2.12
1.69                    5.23
------------------------------------------------------
--------------------------------------------
    211%            379%                     372%
228%                    165%
------------------------------------------------------
--------------------------------------------
     --              --                       --
--                      --
------------------------------------------------------
--------------------------------------------

FOR A CLASS C SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

SMITH BARNEY SPECIAL
EQUITIES FUND                  1997    1996(1)    1995
1994(1)   1993(1)(2)
------------------------------------------------------
-------------------------
NET ASSET VALUE, BEGINNING
 OF YEAR                      $27.28   $29.77
$18.82  $20.08      $22.62
------------------------------------------------------
-------------------------
INCOME (LOSS) FROM OPERA-
 TIONS:
 Net investment loss           (0.45)   (0.41)
(0.42)  (0.25)      (0.16)
 Net realized and unrealized
   gain (loss)                 (1.29)   (1.44)
12.13   (1.01)      (2.05)
------------------------------------------------------
-------------------------
Total Income (Loss) From
 Operations                    (1.74)   (1.85)
11.71   (1.26)      (2.21)
------------------------------------------------------
-------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains               --    (0.28)
(0.76)    --        (0.33)
 Capital                          --    (0.36)      --
--          --
------------------------------------------------------
-------------------------
Total Distributions               --    (0.64)
(0.76)    --        (0.33)
------------------------------------------------------
-------------------------
NET ASSET VALUE, END OF YEAR  $25.54   $27.28
$29.77  $18.82      $20.08
------------------------------------------------------
-------------------------
TOTAL RETURN                   (6.38)%  (6.44)%
62.35%  (6.27)%     (9.77)%++
------------------------------------------------------
-------------------------
NET ASSETS, END OF YEAR
  (MILLIONS)                     $19      $26
$9      $2        $0.2
------------------------------------------------------
-------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses                       1.95%    1.90%
2.25%   2.15%       2.19%+
 Net investment loss           (1.42)   (1.34)
(1.79)  (1.60)      (0.98)+
------------------------------------------------------
-------------------------
PORTFOLIO TURNOVER RATE          145%     118%
113%    123%        112%
------------------------------------------------------
-------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS(3)               $0.06    $0.06
$0.06     --          --
------------------------------------------------------
-------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than of the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from October 18, 1993 (inception date) to December 31, 1993.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

FOR A CLASS Y SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH YEAR:

SMITH BARNEY SPECIAL
EQUITIES FUND              1997    1996(1)(2)
-----------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF YEAR             $28.21     $28.99
-----------------------------------------------
INCOME (LOSS) FROM OPER-
 ATIONS:
 Net investment loss       (0.09)     (0.08)
 Net realized and
  unrealized loss          (1.40)     (0.06)
-----------------------------------------------
Total Loss From Opera-
 tions                     (1.49)     (0.14)
-----------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net realized gains           --      (0.28)
 Capital                      --      (0.36)
-----------------------------------------------
Total Distributions           --      (0.64)
-----------------------------------------------
NET ASSET VALUE, END OF
 YEAR                     $26.72     $28.21
-----------------------------------------------
TOTAL RETURN               (5.28)%    (0.75)%++
-----------------------------------------------
NET ASSETS, END OF YEAR
  (MILLIONS)                $106        $94
-----------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
 Expenses                   0.80%      0.82%+
 Net investment loss       (0.27)     (0.29)+
-----------------------------------------------
PORTFOLIO TURNOVER RATE      145%       118%
-----------------------------------------------
AVERAGE COMMISSIONS PER
 SHARE PAID ON EQUITY
 TRANSACTIONS              $0.06      $0.06
-----------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from January 31, 1996 (inception date) to December 31, 1996.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The Fund's investment objective is long-term capital appreciation. It seeks to achieve this objective by investing in equity securities (common stocks or securities which are convertible into or exchangeable for such stocks, includ-ing warrants) which MMC believes to have superior appreciation potential. There can be no assurance that the Fund will achieve its investment objective.

  The Fund attempts to achieve its investment objective by investing primarily in equity securities of growth companies, generally not within the Standard &
Poor's 500 Composite Stock Price Index ("S&P 500"), as identified by MMC. These companies may not have reached a fully mature stage of earnings growth, since they may still be in the developmental stage, or may be older companies which appear to be entering a new stage of more rapid earnings progress due to fac-tors such as management change or development of new technology, products or markets. A significant number of these companies may be in technology areas, including health care related sectors, and may have annual sales of less than
$300 million. The Fund may also choose to invest in some relatively unseasoned stocks, i.e., securities issued by companies whose market capitalization is under $100 million.

  The Fund also may invest in small capitalization companies representative of the broad benchmarks against which the Fund's performance is frequently judged by utilizing an active quantitative investment strategy for a portion of the Fund. This portion will provide added diversification and, in addition, MMC will select securities using a proprietary technique that are believed to have a high probability of outperforming their respective industry or sector. In identifying these securities, the Fund's Portfolio
Manager is supported by a
quantitatively oriented investment team.

  Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. The
Fund may purchase restricted
securities (subject to a limit on all illiquid securities of 10% of total assets), invest in money market instruments, enter into repurchase and reverse repurchase agreements for temporary defensive purposes, invest in real estate investment trusts, purchase the securities of companies with less than three years of continuous operation, borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of the
Fund's total assets, lend its portfolio securities and enter into short sales
"against the box."

  In making purchases of securities consistent with
the above policies, the
Fund will be subject to the applicable restrictions
referred to under "Invest-
ment Restrictions" in the Statement of Additional
Information. Except for the
Fund's investment objective and those restrictions
specifically identified as
fundamental which may not be changed without a
majority vote of shareholders of
the Fund, all investment policies and practices
described in this Prospectus
and in the Statement of Additional Informa     -

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

tion are non-fundamental, and may be changed by the Board of Directors without shareholder approval.

 ADDITIONAL INVESTMENTS
  U.S. Government Securities. U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities.
These include bills, certificates of indebtedness, and notes and bonds issued by the United States Treasury or by agencies or instrumentalities of the
United States government. Some U.S. government securities, such as United
States Treasury bills and bonds, are supported by the full faith and credit of the United States Treasury; others are supported by the right of the issuer to borrow from the United States Treasury; others, such as those of the Federal
National Mortgage Association, are supported by the discretionary authority of the United States government to purchase the agency's obligations; still oth-ers, such as those of the Student Loan Marketing
Association and the Federal
Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates.
Other investments will
include Government National Mortgage Association
Certificates ("GNMA Certifi-
cates"), which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the United
States government. While
the United States government guarantees the payment of principal and interest on GNMA Certificates, the market value of the securities is not guaranteed and will fluctuate.

  Repurchase Agreements. The Fund may enter into repurchase agreement transac-tions on U.S. government securities with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price.
Repurchase agreements could
involve certain risks in the event of default or insolvency of the other par-ty, including possible delays or restrictions upon the Fund's ability to dis-pose of

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.
MMC, acting under the supervision of the Board of Directors, reviews on an ongoing basis to evaluate potential risks, the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

  Loans of Portfolio Securities. Consistent with applicable regulatory require-ments, the Fund may lend its portfolio securities provided: (a) the loan is secured continuously by collateral consisting of U.S.
government securities,
cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (b) the Fund may at any time call the loan and obtain the return of the securities loaned; and (c) the Fund will receive any interest or dividends paid on the loaned securities.

  Futures Contracts and Options on Futures. The Fund may enter into transac-tions in futures contracts and options on futures only
(i) for bona fide hedg-
ing purposes (as defined in Commodities Futures
Trading Commission regula-
tions), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liq-uidation value of the Fund's assets.

  Futures contracts provide for the future sale by one party and purchase by another party of specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. The Fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks com-prising a benchmark index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated at the Fund's custodian to the extent required by law.

  Among the several risks accompanying the utilization of futures contracts and options on futures contracts are the following: First, the successful use of futures and options is dependent upon the ability of MMC to predict correctly movements in the stock market or in the direction of interest rates. These pre-dictions involve skills and techniques that may be different from those involved in the management of investments in securities. If the prices of the underlying commodities move in an unanticipated manner, the Fund may lose the expected benefit of these futures or options transactions and may incur losses.
Second, positions in futures contracts

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

and options on futures contracts may only be closed out by entering into off-setting transactions on the exchange where the position was entered into (or through a linked exchange), and, as a result of daily price fluctuations lim-its, there can be no assurance the offsetting transaction could be entered into at an advantageous price at a particular time.
Consequently, the Fund may real-
ize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

  Short Sales. The Fund may sell securities short
"against the box." While a
short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable with-out further consideration for, securities of the same issue as the securities sold short. Short sales "against the box" are used to defer recognition of cap-ital gains or losses.

  American Depositary Receipts. The Fund may purchase
American Depositary
Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.

  Restricted Securities. The Fund may invest in restricted securities.
Restricted securities are securities subject to legal or contractual restric-tions on their resale. Such restrictions might prevent the sale of restricted securities at a time when such a sale would otherwise be desirable. Restricted securities and securities for which there is no readily available market ("il-liquid assets") will not be acquired if such acquisition would cause the aggre-gate value of illiquid assets and restricted securities to exceed 10% of the Fund's total assets.

  Year 2000. The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer soft-ware systems in use today cannot recognize the year
2000, but revert to 1900 or
some other date, due to the manner in which dates were encoded and calculated.
That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith
Barney have advised the Fund that they have been reviewing all of their com-puter systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assur-ance that MMC,

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES
(CONTINUED)

Smith Barney or any other service provider will be successful, or that interac-tion with other non-complying computer systems will not impair Fund services at that time.

 PORTFOLIO TRANSACTIONS AND TURNOVER

  MMC arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Smith Barney) which, in its best judgment, pro-vide prompt and reliable execution at favorable prices and reasonable commis-sion rates. MMC may select brokers and dealers which provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.

  The Fund may experience high portfolio turnover as a result of its investment strategies. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions for the
Fund. While the Fund does not intend to engage in short-term trading, it will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its objectives and policies.
The Fund's portfolio
turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year. The Fund's portfo-lio turnover rates for each of the past fiscal years are set forth under "Fi-nancial Highlights."

VALUATION OF SHARES

  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchange, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Unlisted foreign securities are valued at the mean between the last available bid and offer price prior to the time of valuation. Any assets or liabilities initially expressed in terms of foreign currencies will be con-verted into U.S. dollar values at the mean between the bid and offered quota-tions of such currencies against U.S. dollars as last quoted by any recognized dealer. Securities for which market quotations are not readily available are valued at fair value. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to distribute dividends from net investment income and, net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and cap-ital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

  The per share amounts of dividends from net investment income on Classes B and C may be lower than that of Classes A and Y, mainly as a result of the dis-tribution fees applicable to Class B and C shares.
Similarly, the per share
amounts of dividends from net investment income on Class A shares may be lower than that of Class Y, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same amount across all
Classes of Fund shares (A, B, C and Y).

 TAXES

  The following is a summary of the material federal tax considerations affect-ing the Fund and Fund shareholders, please refer to the Statement of Additional
Information for further discussion. In addition to the considerations described below and in the Statement of Additional Information, there may be other feder-al, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

  The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated invest-ment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.


  Dividends paid from net investment income and net realized short-term securi-ties gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

  Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate divi-dends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposi-tion. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

  The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification num-ber (social security or employer identification number). Withholding from tax-able dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

PURCHASE OF SHARES


 GENERAL
  The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or a CDSC and are available only to investors investing a minimum of $15,000,000
(except for purchases of
Class Y shares by Smith Barney Concert Allocation
Series Inc., for which there
is no minimum purchase amount). The Fund also offers a fifth class of shares:
Class Z shares, which are offered without a sales charge, CDSC, service fee or distribution fee, exclusively to tax-exempt employee benefit and retirement plans of Smith Barney and its affiliates. Investors meeting these criteria who are interested in acquiring Class Z shares should contact a Smith Barney
Financial Consultant for a Class Z shares Prospectus.
See "Prospectus Summa-
ry--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the sell-ing group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith
Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan, in the Fund.
Investors in Class Y
shares may open an account by making an initial investment of $15,000,000.
Subsequent investments of at least $50 may be made for all Classes. For par-ticipants in retirement plans qualified under Section
403(b)(7) or Section
401(a) of the Code, the minimum initial investment requirement for Class A,
Class B and Class C shares and the subsequent investment requirement for all
Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class
C shares and the subse-
quent investment requirement for all Classes is $25.
For shareholders purchas-
ing shares of the Fund through the Systematic
Investment Plan on a quarterly
basis, the minimum initial investment requirement for Class A, Class B and
Class C shares and the subsequent investment requirement for all Classes is
$50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including
Smith Barney, Directors
or Trustees of any of the Smith Barney Mutual Funds or other funds affiliated with Travelers, and their spouses and children. The
Fund reserves the right to
waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be
held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First
Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day (the
"trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith
Barney's close of business. For shares purchased through Smith Barney or Intro-ducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN
  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan. Under the
Systematic Investment Plan, Smith Barney or First Data is authorized, through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis, to charge the regular bank account or other financial institu-tion indicated by the shareholder to provide systematic additions to the share-holder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith
Barney or First Data. The
Systematic Investment Plan also authorizes Smith
Barney to apply cash held in
the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account.
Additional information is available from the Fund or a Smith Barney Financial
Consultant.

 INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES
  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                               SALES CHARGE
                      ------------------------------
DEALERS
                           % OF           % OF
REALLOWANCE AS % OF
AMOUNT OF INVESTMENT  OFFERING PRICE AMOUNT INVESTED
OFFERING PRICE
------------------------------------------------------
------------------
Less than $ 25,000         5.00%           5.26%
4.50%
$ 25,000 - $ 49,999        4.00            4.17
3.60
  50,000 - $ 99,999        3.50            3.63
3.15
 100,000 - $249,999        3.00            3.09
2.70
 250,000 - $499,999        2.00            2.04
1.80
 500,000 and over           *               *
*
------------------------------------------------------
------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of
  1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates
Smith Barney Financial
  Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived.
See "Deferred Sales
  Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and
employees of Travelers and its subsidiaries and any of the Smith Barney Mutual
Funds or other Travelers-affiliated funds (including retired Board Members and employees); the immediate families of such persons
(including the surviving
spouse of a deceased Board Member or employee); and to a pension, profit-shar-ing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for invest-ment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial
Consultant (for a period
up to 90 days from the commencement of the Financial
Consultant's employment
with Smith Barney), on the condition that the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchase by shareholders who have redeemed
Class A shares in the
Fund (or Class A shares of another fund of the Smith
Barney Mutual Funds that
are offered with a sales charge, and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchase by accounts managed by registered invest-ment advisory subsidiaries of Travelers; (f) direct rollovers by plan partici-pants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program
(Note: subsequent investments will be subject to the applicable sales charge);
(g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith
Barney fee-based arrangement; and (i) purchases of Class A Shares by Section
403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement
Programs. In order to obtain such discounts, the purchaser must provide suffi-cient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION
  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange
Privilege" then held by such
person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES
  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A
Shares," and will be based
upon the aggregate sales of Class A shares of Smith
Barney Mutual Funds offered
with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code.
Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith
Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A
"qualified group" is one
which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform crite-ria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Bar-ney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of pur-chase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

 LETTER OF INTENT
  Class A Shares. A Letter of Intent for amounts of
$50,000 or more provides
an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previ-ously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First
Data to obtain a Letter
of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the
Fund and agree to purchase a total of $15,000,000 of Class Y shares of the same Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a
Smith Barney Financial Consultant or First Data for further information.

 DEFERRED SALES CHARGE ALTERNATIVES
  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a)
Class B shares; (b) Class
C
shares; and (c) Class A shares purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents:
(a) capital appreciation
of Fund assets; (b) reinvestment of dividends or capital gains distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC
Shares are subject to a 1.00%
CDSC if redeemed within 12 months of purchase. In circumstances in which the
CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k)
Programs as described below.
See "Purchase of Shares--Smith Barney 401(k) and
ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fee. There also will be converted at that time such propor-tion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of
Class B shares (other than Class B Dividend Shares) owned by the shareholder.
See "Prospectus Summary--Alternative Purchase
Arrangements--Class B Shares Con-
version Feature."

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other funds.
For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.
The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased
100 Class B shares at $10
per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to
$12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC
  The CDSC will be waived on: (a) exchanges (see
"Exchange Privilege"); (b)
automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise.
In addition, a share-
holder who has redeemed shares from other funds of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation
(by Smith Barney in the
case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS
  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  The Fund offers to Participating Plans Class A and
Class C shares as invest-
ment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs.
Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the
Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of
Class A shares of one or more funds of the Smith
Barney Mutual Funds.

  Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of
Class C shares of one or more funds of the Smith
Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After
June 21, 1996. If, at the
end of the fifth year after the date the Participating
Plan enrolled in the
Smith Barney 401(k) Program or the Smith Barney
ExecChoice(TM) Program, a Par-
ticipating Plan's total Class C holdings in all non-money market Smith Barney
Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund (For Participating Plans that were originally established through a Smith
Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.)
Such Participating Plans
will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating
Plan does not qualify
for the five year exchange to Class A shares, a review of the Participating
Plan's holdings will be performed each quarter until either the Participating
Plan qualifies or the end of the eighth year.

  40l(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k)
Program, if its total Class
C holdings in all non-money market Smith Barney Mutual
Funds equal at least
$500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k)
Program, whether opened
before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional
Class C shares of the Fund but instead may acquire
Class A shares of the Fund.
Any Class C shares not converted will continue to be subject to the distribu-tion fee.

  Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program or the Smith Barney
ExecChoice(TM) Program must purchase
such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Smith
Barney Financial Consultant.

  Existing 401(k) Plans Investing in Class B shares.
Class B shares of the Fund
are not available for purchase by Participating Plans opened on or after June
21, 1996, but may continue to be purchased by any Participating Plan in the
Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Pro-gram.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating
Plan will be offered the
opportunity to exchange all of its Class B shares for Class A shares of the
Fund. Such Participating Plan will be notified of the pending exchange in writ-ing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Par-ticipating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participat-ing Plan elects not to exchange all of its Class B
Shares at that time, each
Class B share held by the Participating Plan will have the same conversion fea-ture as Class B shares held by other investors. See
"Purchase of Shares--
Deferred Sales Charge Alternatives."

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distribu-tions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k)
Program, unlike the applica-
bility of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating
Plan; (b) the termina-
tion of employment of an employee in the Participating
Plan; (c) the death or
disability of an employee in the Participating Plan;
(d) the attainment of age
59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under
Section 401(k) of the
Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same
Class in the following
funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence.
Exchanges of Class A, Class B and
Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME

 Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.

    Smith Barney Large Cap Blend Fund

    Smith Barney Large Capitalization Growth Fund

    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.

    Smith Barney Small Cap Blend Fund, Inc.

 Growth and Income Funds
    Concert Social Awareness Fund
    Smith Barney Convertible Fund

    Smith Barney Funds, Inc.--Large Cap Value Fund


    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

 Taxable Fixed-Income Funds
    **Smith Barney Adjustable Rate Government Income
Fund
    Smith Barney Diversified Strategic Income Fund

    +++Smith Barney Funds, Inc.--Short-Term U.S.
Treasury Securities Fund

    Smith Barney Funds, Inc.--U.S. Government
Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

 Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    *Smith Barney Intermediate Maturity California
Municipals Fund
    *Smith Barney Intermediate Maturity New York
Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    *Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--National Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio

    Smith Barney Municipal High Income Fund
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

 Global-International Funds

    Smith Barney Hansberger Global Small Cap Value
Fund

    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc.--Emerging Markets
Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government
Bond Portfolio
    Smith Barney World Funds, Inc.--International
Balanced Portfolio
    Smith Barney World Funds, Inc.--International
Equity Portfolio
    Smith Barney World Funds, Inc.--Pacific Portfolio

 Smith Barney Concert Series Inc.
    Smith Barney Concert Allocation Series Inc.--
Balanced Portfolio

    Smith Barney Concert Allocation Series Inc.--
Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--
Global Portfolio
    Smith Barney Concert Allocation Series Inc.--
Growth Portfolio
    Smith Barney Concert Allocation Series Inc.--High
Growth Portfolio
    Smith Barney Concert Allocation Series Inc.--
Income Portfolio

 Money Market Funds
    +Smith Barney Exchange Reserve Fund
    ++Smith Barney Money Funds, Inc.--Cash Portfolio
    ++Smith Barney Money Funds, Inc.--Government
Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement
Portfolio
    +++Smith Barney Muni Funds--California Money
Market Portfolio
    +++Smith Barney Muni Funds--New York Money Market
Portfolio
    +++Smith Barney Municipal Money Market Fund, Inc.
------------------------------------------------------
--------------------------
  * Available for exchange with Class A, Class C and
Class Y shares of the
    Fund.
 ** Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith
    Barney 401(k) Program may exchange those shares for Class C shares of this fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class C shares of the Fund.
 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, Participating Plans opened prior to June
21, 1996 and investing
    in Class C shares may exchange Fund shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of the Fund.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new
Class B shares will be
deemed to have been purchased on the same date as the Class B shares of the
Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respec-tive class in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange
Privilege. Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. MMC may deter-mine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what consti-tutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange
Program."

  Exchanges will be processed at the net asset value next determined. Redemp-tion procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form.
If the account registration of the shares of the fund being acquired is identi-cal to the registration of the shares of the fund exchanged, no signature guar-antee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed.
Before exchanging shares, investors should read the current prospectus describ-ing the shares to be acquired. The Fund reserves the right to modify or discon-tinue exchange privileges upon 60 days prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one
Class, any request for redemp-
tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances.
Generally, if the redemption pro-
ceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith
Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial
Consultant. Shares other than
those held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

  Smith Barney Special Equities Fund, Inc.
  Class A, B, C or Y (please specify)
  c/o First Data Investors Services Group, Inc.
  P.O. Box 5128
  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or on a written redemption request in excess of $10,000 must be guaranteed by an eli-gible guarantor institution such as a domestic bank, savings and loan institu-tion, domestic credit union, member bank of the Federal Reserve System or mem-ber firm of a national securities exchange. Written redemption requests of
$10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of rec-ord. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM
  Shareholders who do not have a Smith Barney brokerage account may be eligi-ble to redeem and exchange Fund shares by telephone.
To determine if a share-
holder is entitled to participate in this program, he or she should contact
First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire
Authorization Form, along with a
signature guarantee that will be provided by First
Data upon request. (Alter-
natively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her ini-tial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m.
(New York City time) on any day the NYSE is open.
Redemption requests received
after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed.
In order to change the
bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged.
Such exchange requests
may be made by calling First Data at 1-800-451-2010
between 9:00 a.m. and 4:00
p.m. (New York City time) on any day on which the NYSE is open.

  Additional Information regarding Telephone
Redemption and Exchange Program.
 Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time fol-lowing at least seven (7) days' prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN
  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least
$10,000 may elect to
receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the

Fund. Any applicable CDSC will not be waived on amounts withdrawn by a share-holder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


 TOTAL RETURN
  From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class
B, Class C and Class Y shares of the Fund. These figures are based on histori-cal earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is pre-sented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles.
The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper
Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE COMPANY AND THE FUND



 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agree-ments between the Company and the companies that furnish services to the Fund and the Company, including agreements with its investment adviser, distributor, administrator, custodian and transfer agent. The day-to-day operations of the
Fund are delegated to the Fund's investment adviser and administrator. The
Statement of Additional Information contains background information regarding each Director and executive officer of the Company.


 INVESTMENT ADVISER AND ADMINISTRATOR--MMC

  MMC, located at 388 Greenwich Street, New York, New
York 10013, serves as the
Fund's investment adviser. MMC (through predecessor entities) has been in the investment counseling business since 1940. MMC renders investment advice to a wide variety of individual, institutional and investment company clients which had aggregate assets under management as of March 31, 1998 of approximately
$100.5 billion.

  Subject to the supervision and direction of the Company's Board of Directors,
MMC manages the Fund's portfolio in accordance with the Fund's stated invest-ment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio man-agers and securities analysts who provide research services to the Fund. For investment advisory services rendered, the Fund pays
MMC a monthly fee at the
annual rate of 0.55% of the value of its average daily net assets.

  MMC also serves as the Fund's administrator and oversees all aspects of the
Fund's administration. For administration services rendered to the Fund, the
Fund pays MMC a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.

 PORTFOLIO MANAGEMENT

  George V. Novello, a Managing Director of MMC, has served as Investment Offi-cer of the Fund since September 1990 and manages the day-to-day operations of the Fund, including making investment decisions.

  Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended
December 31, 1997 is included
in the Fund's Annual Report dated December 31, 1997. A copy of the Annual
Report may be obtained upon request without charge from a Smith Barney Finan-cial Consultant or by writing or calling the Fund at the address or phone num-ber listed on page one of this Prospectus.

  On April 6, 1998, Travelers announced that it had entered into a Merger
Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also sub-ject to approval by the stockholders of each of Travelers Group and Citicorp.
Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank
Holding Company Act of
1956 (the "BHCA"), the requirements of the Glass-
Steagall Act and certain other
laws and regulations. Although the effects of the merger of Travelers and
Citicorp and compliance with the requirements of the BHCA and the Glass-
Steagall Act are still under review, MMC does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.

DISTRIBUTOR



  Smith Barney is located at 388 Greenwich Street, New
York, New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under
Rule 12b-1 under the 1940 Act (the "Plan"), Smith
Barney is paid a service fee
with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith
Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Con-sultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of print-ing and mailing prospectuses to potential investors;
payments to and expenses
of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carry-ing charges;

and indirect and overhead costs of Smith Barney associated with the sale of
Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial
Consultants may receive
different levels of compensation for selling different
Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred.
The Company's Board of
Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION

  The Company was organized as a Maryland corporation pursuant to Articles of
Incorporation dated September 29, 1981, as amended from time to time. The Fund offers shares of common stock currently classified into five Classes, A, B, C ,
Y and Z with a par value of $.001 per share. Each
Class of shares has the same
rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class;
(c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  PNC Bank National Association, located at 17th and
Chestnut Streets, Phila-
delphia, PA 19103, serves as custodian of the Fund's investments.

  First Data, located at Exchange Place, Boston,
Massachusetts 02109, serves as
the Company's transfer agent.

  The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing
Directors unless and
until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least
10% of the Company's out-
standing shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that Class. Generally, shares of the Company will be voted on a Company-wide basis on all matters except mat-ters affecting only the interests of one Fund or one
Class of shares.

  The Fund sends each of its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the
Fund at the end of the period covered. In an effort to reduce the Fund's print-ing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consol-idation to apply to their accounts should contact their Smith Barney Financial
Consultant or First Data.

SMITH BARNEY
                                               -------
--------------------------
                                               A
Member of TravelersGroup [LOGO]






SMITH BARNEY

SPECIAL

EQUITIES

FUND


388 Greenwich Street

New York, New York 10013



FD 0232 4/98


PROSPECTUS


SMITH BARNEY

Investment

Grade

Bond

Fund



April 30, 1998



Prospectus begins on page one

[Logo] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

------------------------------------------------------
--------------------------
Prospectus
April 30, 1998
------------------------------------------------------
--------------------------

   Smith Barney Investment Grade Bond Fund
   388 Greenwich Street
   New York, New York 10013
   1-800-451-2010


   Smith Barney Investment Grade Bond Fund (the
"Fund") has an investment
objective of high current income consistent with prudent investment management and preservation of capital by investing in bonds and other income-producing securities.


   The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney
Investment Funds Inc. (the
"Company"). The Company is an open-end management investment company commonly referred to as a mutual fund.


   This Prospectus briefly sets forth certain information about the Fund and the Company, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and to retain it for future reference. Shares of other funds offered by the Company are described in separate Prospectuses that may be obtained by calling the Company at the telephone number set forth above or by contacting a Smith Barney Financial
Consultant.


   Additional information about the Fund and the Company is contained in a
Statement of Additional Information (the "SAI") dated
April 30, 1998, as amended
or supplemented from time to time, that is available upon request and without charge by calling or writing the Company at the telephone number or address set forth above or by contacting a Smith Barney Financial
Consultant. The SAI has
been filed with the Securities and Exchange Commission
(the "SEC") and is
incorporated by reference into this Prospectus in its entirety.


Smith Barney Inc.
Distributor


Mutual Management Corp.
Investment Adviser and Administrator


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

------------------------------------------------------
--------------------------
Table of Contents
------------------------------------------------------
--------------------------


Prospectus Summary
3
------------------------------------------------------
--------------------------
Financial Highlights
11
------------------------------------------------------
--------------------------
Investment Objective and Management Policies
16
------------------------------------------------------
--------------------------
Valuation of Shares
22
------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes
23
------------------------------------------------------
--------------------------
Purchase of Shares
25
------------------------------------------------------
--------------------------
Exchange Privilege
34
------------------------------------------------------
--------------------------
Redemption of Shares
37
------------------------------------------------------
--------------------------
Minimum Account Size
40
------------------------------------------------------
--------------------------
Performance
40
------------------------------------------------------
--------------------------
Management of the Company and the Fund
41
------------------------------------------------------
--------------------------
Distributor
42
------------------------------------------------------
--------------------------
Additional Information
43
------------------------------------------------------
--------------------------


------------------------------------------------------
--------------------------
   No person has been authorized to give any
information or to make any
representations in connection with this offering other
than those contained in
this Prospectus and, if given or made, such other
information or representations
must not be relied upon as having been authorized by
the Fund or the
distributor. This Prospectus does not constitute an
offer by the Fund or the
distributor to sell or a solicitation of an offer to
buy any of the securities
offered hereby in any jurisdiction to any person to
whom it is unlawful to make
such an offer or solicitation in such jurisdiction.
------------------------------------------------------
--------------------------

------------------------------------------------------
--------------------------
Prospectus Summary
------------------------------------------------------
--------------------------


The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI.
Cross references in this
summary are to headings in the Prospectus. See "Table of Contents."


INVESTMENT OBJECTIVE The Fund is an open-end, diversified management investment company that seeks to provide as high a level of current income as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund will invest at least 65% of its assets in bonds. See
"Investment Objective and Management Policies."


ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.
The general public is
offered three Classes of shares: Class A shares, Class
B shares and Class C
shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See
"Purchase of Shares" and "Redemption of Shares."

   Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more, will be made at net asset value with no sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus
Summary -- Reduced or No
Initial Sales Charge."


   Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of this Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

   Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See
"Purchase of Shares-Deferred Sales Charge
Alternatives."

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

   Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. This CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.


   Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.


   In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

   Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes.
Because the Fund's future
return cannot be predicted, however, there can be no assurance that this would be the case.

   Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class
C shares to investors with longer term investment outlooks.

   Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within
12 months of

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares held in funds sponsored by Smith Barney Inc.
("Smith Barney") listed under "Exchange Privilege."
Class A share purchases may
also be eligible for a reduced initial sales charge.
See "Purchase of Shares."
Because the ongoing expenses of Class A shares may be lower than those for Class
B and Class C shares, purchasers eligible to purchase
Class A shares at net
asset value or at a reduced sales charge should consider doing so.

   Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

   See "Purchase of Shares" and "Management of the Company and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares,"
"Dividends, Distributions and
Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) Programs
Investors may be eligible to
participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operations of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney
ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of
Shares-Smith Barney 401(k) and ExecChoice(TM)
Programs."


PURCHASE OF SHARES Shares may be purchased through a brokerage account maintained at Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis
(an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the
Fund's transfer agent, First Data Investor Services
Group, Inc. ("First Data").
See "Purchase of Shares."


INVESTMENT MINIMUMS Investors in Class A, Class B and
Class C shares may open an
account by making an initial investment of at least
$1,000 for each account, or
$250 for an individual retirement account ("IRA") or a Self-Employed Retirement
Plan. Investors in Class Y shares may open an account for an initial

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------


investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares."


SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See
"Purchase of Shares" and
"Redemption of Shares."


MANAGEMENT OF THE FUND Mutual Management Corp. ("MMC")
(formerly known as Smith
Barney Mutual Funds Management Inc.), serves as the
Fund's investment adviser
and administrator. MMC provides investment advisory and management services to investment companies affiliated with Smith Barney. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"). Holdings is a
wholly owned subsidiary of Travelers Group Inc.
("Travelers"), a diversified
financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment
Services, including Asset
Management, Consumer Finance Services, Life Insurance
Services and Property &
Casualty Insurance Services. See "Management of the
Company and the Fund."


EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same class of certain other funds of the Smith Barney
Mutual Funds at the respective
net asset values next determined. See "Exchange
Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See
"Valuation of Shares."

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------


DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are declared monthly. Distributions of net realized long- and short-term capital gains, if any, are declared and paid at least annually. See
"Dividends, Distributions and
Taxes."


REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distribution and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS The Company is designed for long-term investors and not for investors who intend to liquidate their investment after a short period. Neither the Company as a whole nor any particular fund in the
Company, including the Fund, constitutes a balanced investment plan. There can be no assurance that the Fund will achieve its investment objective. The Fund does not have a stated maturity policy, but will generally invest in medium- to long-term securities, which are generally more sensitive to interest rate changes, market conditions and other economic news than shorter-term securities.
The Fund may employ investment techniques which involve certain risks, including entering into repurchase agreements and reverse repurchase agreements, lending portfolio securities, selling securities short and investing in foreign securities through the use of American Depositary
Receipts. See "Investment
Objective and Management Policies -- Additional
Investments."

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

Investment Grade Bond Fund
Class A  Class B  Class C  Class Y
------------------------------------------------------
---------------------------------
Shareholder Transaction Expenses
 Maximum sales charge imposed on purchases
  (as a percentage of offering price)
4.50%    None     None     None
 Maximum CDSC (as a percentage of original cost or
  redemption proceeds, whichever is lower)
None*    4.50%    1.00%    None
------------------------------------------------------
---------------------------------
Annual Fund Operating Expenses
 (as a percentage of average net assets)
 Management fees
0.65%    0.65%    0.65%    0.65%
 12b-1 fees**
0.25     0.75     0.70     None

 Other expenses
0.12     0.11     0.14     0.04
------------------------------------------------------
---------------------------------
TOTAL FUND OPERATING EXPENSES
1.02%    1.51%    1.49%    0.69%
======================================================
=================================


*     Purchases of Class A shares of $500,000 or more
will be made at net asset
      value with no sales charge, but will be subject
to a CDSC of 1.00% on
      redemptions made within 12 months of purchase.
**    Upon conversion of Class B shares to Class A
shares, such shares will no
      longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

   Class A shares of the Fund purchased through the Smith Barney Asset One
Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the program. For more information, please call your Smith Barney Financial Consultant.

   The sales charge and CDSC set forth in the above table are the maximum charges imposed upon purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of
Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith
Barney also receives, with
respect to Class B shares, an annual 12b-1 fee of 0.75% of the value of average daily net assets of that Class, consisting of a 0.50% distribution fee and a
0.25% service fee. For Class C shares, Smith Barney receives an annual 12b-1 fee of 0.70% of the value of average daily net assets of the Class, consisting of a
0.45% distribution fee

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Company and the Fund."


Example                                   1 year   3
years   5 years   10 years*
------------------------------------------------------
--------------------------
An investor would pay the following
expenses on a $1,000 investment, assuming
(1) 5.00% annual return and (2) redemption
at the end of each time period:
     Class A                                $55
$76       $99       $164
     Class B                                 60
78        87        167
     Class C                                 25
47        81        178
     Class Y                                  7
21        37         83

An investor would pay the following
expenses on the same investment, assuming
the same annual return and no redemption:
     Class A                                 55
76        99        164
     Class B                                 15
48        82        167
     Class C                                 15
47        81        178
     Class Y                                  7
21        37         83
------------------------------------------------------
--------------------------


* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

   The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                      (This page intentionally left
blank.)

------------------------------------------------------
--------------------------
Financial Highlights
------------------------------------------------------
--------------------------


   The following information for the three-year period ended December 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated
December 31, 1997. The
following information for the fiscal years ended
December 31, 1988 through
December 31, 1994 has been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the SAI.


For a Class A share of capital stock outstanding throughout each year:


Investment Grade Bond Fund                  1997
1996     1995(1)     1994(1)     1993(1)     1992(2)
======================================================
====================================================
Net Asset Value, Beginning of Year         $12.27
$13.25    $10.67      $13.01      $11.89      $11.67
------------------------------------------------------
----------------------------------------------------
Income (Loss) From Operations:
  Net investment income                      0.80
0.80      0.83        0.74        0.88        0.14
  Net realized and unrealized gain (loss)    1.20
(0.90)     2.80       (1.88)       1.27        0.23
------------------------------------------------------
----------------------------------------------------
Total Income (Loss) From Operations          2.00
(0.10)     3.63       (1.14)       2.15        0.37
------------------------------------------------------
----------------------------------------------------
Less Distributions From:
  Net investment income                     (0.80)
(0.76)    (0.89)      (0.86)      (0.89)      (0.14)
  Net realized gains                        (0.28)
(0.12)    (0.16)      (0.31)      (0.14)         --
  Capital                                      --
--        --       (0.03)         --       (0.01)
------------------------------------------------------
----------------------------------------------------
Total Distributions                         (1.08)
(0.88)    (1.05)      (1.20)      (1.03)      (0.15)
------------------------------------------------------
----------------------------------------------------
Net Asset Value, End of Year               $13.19
$12.27    $13.25      $10.67      $13.01      $11.89
------------------------------------------------------
----------------------------------------------------
Total Return                                17.10%
(0.47)%   35.29%      (8.95)%     18.45%       3.25%++
------------------------------------------------------
----------------------------------------------------
Net Assets, End of Year (millions)         $  222    $
206    $  226      $  181      $   10      $    1
------------------------------------------------------
----------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   1.02%
1.04%     1.11%       1.11%       1.11%       1.03%+*
  Net investment income                      6.43
6.63      7.02        7.35        6.67        7.53+
------------------------------------------------------
----------------------------------------------------
Portfolio Turnover Rate                        39%
48%       49%         18%         65%         47%
======================================================
====================================================

(1)   Per share amounts have been calculated using the
monthly average shares
      method rather than the undistributed net
investment income method, because
      it more accurately reflects the per share data
for the period.
(2)   For the period from November 6, 1992 (inception
date) to December 31,
      1992.
*     For the year ended December 31, 1992, the
expense ratios were calculated
      excluding interest expense. The expense ratio
including interest expense
      would have been 1.04% (annualized).
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------
--------------------------
Financial Highlights (continued)
------------------------------------------------------
--------------------------

For a Class B share of capital stock outstanding throughout each year:


Investment Grade Bond Fund           1997    1996
1995(1)   1994(1)   1993(1)    1992     1991    1990
1989      1988
======================================================
======================================================
==================
Net Asset Value, Beginning of Year  $12.29  $13.25
$10.67    $13.01    $11.89    $11.80   $10.43  $11.01
$10.33    $10.55
------------------------------------------------------
------------------------------------------------------
------------------
Income (Loss) From Operations:
  Net investment income              0.75    0.74
0.77      0.82      0.80      0.83     0.86    0.86
0.87***   0.90***
  Net realized and unrealized
  gain (loss)                        1.18   (0.90)
2.80     (2.02)     1.29      0.12     1.38   (0.57)
0.68     (0.24)
------------------------------------------------------
------------------------------------------------------
------------------
Total Income (Loss) From Operations  1.93   (0.16)
3.57     (1.20)     2.09      0.95     2.24    0.29
1.55      0.66
------------------------------------------------------
------------------------------------------------------
------------------
Less Distributions From:
  Net investment income             (0.75)  (0.68)
(0.83)    (0.80)    (0.83)    (0.83)   (0.87)  (0.87)
(0.87)    (0.88)
  Net realized gains                (0.28)  (0.12)
(0.16)    (0.31)    (0.14)       --       --      --
--        --
  Capital                              --      --
 .--     (0.03)      .--     (0.03)      --      --
--       .--
------------------------------------------------------
------------------------------------------------------
------------------
Total Distributions                 (1.03)  (0.80)
(0.99)    (1.14)    (0.97)    (0.86)   (0.87)  (0.87)
(0.87)    (0.88)
------------------------------------------------------
------------------------------------------------------
------------------
Net Asset Value, End of Year        $13.19  $12.29
$13.25    $10.67    $13.01    $11.89   $11.80  $10.43
$11.01    $10.33
------------------------------------------------------
------------------------------------------------------
------------------
Total Return                        16.44%  (0.89)%
34.63%    (9.41)%   18.06%     8.36%   22.50%   2.98%
15.57%     6.43%
------------------------------------------------------
------------------------------------------------------
------------------
Net Assets, End of Year (millions)  $ 249   $ 258   $
289     $ 221     $ 476     $ 432    $ 414   $ 406   $
483     $ 533
------------------------------------------------------
------------------------------------------------------
------------------
Ratios to Average Net Assets:
  Expenses                           1.51%   1.54%
1.61%     1.57%     1.58%     1.57%*   1.53%   1.58%
1.63%**   1.22%**
  Net investment income              5.95    6.13
6.51      6.89      6.20      6.99     7.90    8.20
8.07      8.74
------------------------------------------------------
------------------------------------------------------
------------------
Portfolio Turnover Rate                39%     48%
49%       18%       65%       47%      82%     59%
118%       72%
======================================================
======================================================
==================

(1)   Per share amounts have been calculated using the
monthly average shares
      method rather than the undistributed net
investment income method, because
      it more accurately reflects the per share data
for the period.
*     For the year ended December 31, 1992, the
expense ratio excludes interest
      expense. The expense ratio including interest
expense was 1.58%.
**    Annualized expense ratio before waiver of fees
by the distributor for the
      years ended December 31, 1989 and 1988 were
1.66% and 1.57%, respectively.
***   Net investment income before waiver of fees by
the distributor would have
      been $0.86 and $0.87 for the years ended
December 31, 1989 and 1988,
      respectively.



                                    12 & 13

------------------------------------------------------
--------------------------
Financial Highlights (continued)
------------------------------------------------------
--------------------------

For a Class C share of capital stock outstanding throughout each year:


Investment Grade Bond Fund                  1997
1996    1995(1)    1994(1)   1993(1)(2)
======================================================
======================================
Net Asset Value, Beginning of Year         $12.30
$13.26   $10.67     $13.01     $12.56
------------------------------------------------------
--------------------------------------
Income (Loss) From Operations:
  Net investment income                     0.72
0.75     0.78       0.75       0.63
  Net realized and unrealized gain (loss)   1.21
(0.90)    2.80      (1.95)      0.65
------------------------------------------------------
--------------------------------------
Total Income (Loss) From Operations         1.93
(0.15)    3.58      (1.20)      1.28
------------------------------------------------------
--------------------------------------
Less Distributions From:
  Net investment income                    (0.77)
(0.69)   (0.83)     (0.80)     (0.69)
  Net realized gains                       (0.28)
(0.12)   (0.16)     (0.31)     (0.14)
  Capital                                     --
--       --      (0.03)        --
------------------------------------------------------
--------------------------------------
Total Distributions                        (1.05)
(0.81)   (0.99)     (1.14)     (0.83)
------------------------------------------------------
--------------------------------------
Net Asset Value, End of Year               $13.18
$12.30   $13.26     $10.67     $13.01
------------------------------------------------------
--------------------------------------
Total Return                               16.41%
(0.83)%  34.74%     (9.41)%    10.38%++
------------------------------------------------------
--------------------------------------
Net Assets, End of Year (millions)         $  10    $
7    $   4      $   1      _$   2
Ratios to Average Net Assets:
  Expenses                                  1.49%
1.42%    1.56%      1.57%      1.61%+
  Net investment income                     5.93
6.28     6.55       6.89       6.17+
------------------------------------------------------
--------------------------------------
Portfolio Turnover Rate                       39%
48%      49%        18%        65%
======================================================
======================================

(1)   Per share amounts have been calculated using the
monthly average shares
      method, rather than the undistributed net
investment income method,
      because it more accurately reflects the per
share data for the period.
(2)   For the period from February 26, 1993 (inception
date) to December 31,
      1993.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------
--------------------------
Financial Highlights (continued)
------------------------------------------------------
--------------------------

For a Class Y share of capital stock outstanding throughout each year:


Investment Grade Bond Fund
1997      1996(1)
======================================================
========================
Net Asset Value, Beginning of Year
$12.28     $13.03
------------------------------------------------------
------------------------
Income From Operations:
  Net investment income
0.83       0.75
  Net realized and unrealized gain (loss)
1.21      (0.66)
------------------------------------------------------
------------------------
Total Income From Operations
2.04       0.09
------------------------------------------------------
------------------------
Less Distributions From:
  Net investment income
(0.85)     (0.72)
  Net realized gains
(0.28)     (0.12)
------------------------------------------------------
------------------------
Total Distributions
(1.13)     (0.84)
------------------------------------------------------
------------------------
Net Asset Value, End of Year
$13.19     $12.28
------------------------------------------------------
------------------------
Total Return
17.44%      1.01%++
------------------------------------------------------
------------------------
Net Assets, End of Year (millions)
$  69      $  18
------------------------------------------------------
------------------------
Ratios to Average Net Assets:
  Expenses
0.69%      0.72%+
  Net investment income
6.63       7.34+
------------------------------------------------------
------------------------
Portfolio Turnover Rate
39%        48%
------------------------------------------------------
------------------------


(1)   For the period from February 7, 1996 (inception
date) to December 31,
      1996.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
------------------------------------------------------
--------------------------


   Set forth below is a description of the investment objective and policies of the Fund. There can be no assurance that the Fund will achieve its investment objective. Certain instruments and techniques discussed in this summary are described in greater detail in this Prospectus under "Additional Investments" and in the SAI. A description of the rating systems of Moody's Investors
Services Inc. ("Moody's") and Standard & Poors Ratings
Group ("S&P") is
contained in the Appendix to the SAI.

   The Fund's investment objective is to provide as high a level of current income as is consistent with prudent investment management and preservation of capital. The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding shares. The
Fund seeks to achieve its
objective by investing primarily in fixed income securities that are of a higher credit quality and present a lower risk of principal loss at maturity. Such securities are typically considered "investment grade" quality, i.e. securities having a rating by a nationally recognized statistical rating organization
("NRSRO") within one of the four highest rating categories of their class. The
Fund will invest primarily in the following securities: corporate bonds rated in the highest four categories for debt securities by an NRSRO (such as Baa or better by Moody's or BBB or better by S&P); U.S.
government securities;
commercial paper issued by domestic corporations and rated in the top two ratings categories for short-term debt securities by an NRSRO (such as Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P), or, if not rated, issued by a corporation having an outstanding debt issue rated in the highest two categories for debt securities by an NRSRO (such as Aa or better by Moody's or AA or better by S&P); negotiable bank certificates of deposit and bankers' acceptances issued by domestic banks (but not their foreign branches) having total assets in excess of $1 billion; and high-yielding common stocks and warrants. Obligations rated in the lowest of the top four rating categories (such as Baa by Moody's or BBB by S&P) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that Moody's, S&P and other
NRSROs might not timely
change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by the Fund, although MMC will consider these events in determining whether the Fund should continue to hold the securities.

   The Fund's portfolio will be managed by purchasing and selling securities, as well as holding selected securities to maturity. In managing the Fund's portfolio, MMC analyzes the business and credit qualities of a particular issuer as well as the

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

economy in general to identify and monitor trends and to identify fixed-income securities with characteristics most likely to meet the Fund's objective. This process requires ongoing adjustments to the portfolio based on the relative values or maturities of individual debt securities or changes in the creditworthiness or overall investment merits of an issue.

   Any such change in the Fund's portfolio may result in increases or decreases in the Fund's current income available for distribution to shareholders. If the
Fund's expectations of changes in interest rates or its evaluation of the normal yield relationships between securities prove to be incorrect, the Fund's income, net asset value and potential capital gain may be reduced or its potential capital loss may be increased. An increase in interest rates will generally reduce the value of portfolio investments (and, therefore, the net asset value of the shares of the Fund), and a decline in interest rates will generally increase their value. The average weighted maturity of a bond fund can be used to measure the fund's sensitivity to interest rate movements. The longer the
Fund's average weighted maturity, the more sensitive the net asset value is to interest rate changes. The Fund has no stated maturity policy, but generally invests in medium- to long-term securities. At times, the Fund's portfolio may have an average weighted maturity exceeding 25 years which would result in the
Fund's net asset value being extremely sensitive to interest rate movements.
Since all investments, including securities with a higher credit quality, have inherent market risks and fluctuations in value due to changing economic conditions and other factors, the Fund, of course, cannot assure that its investment objective will be achieved.

   The Fund may enter into repurchase agreements, reverse repurchase agreements, firm commitment agreements, "short sales against the box", borrow money from banks as a temporary measure for extraordinary or emergency purposes, invest in real estate investment trusts, purchase the securities of companies with less than three years of continuous operation, and may lend its portfolio securities.
Except when in a temporary defensive investment position, the Fund intends to maintain at least 65% of its assets invested in investment grade bonds.


   In making purchases of securities consistent with the above policies, the
Fund will be subject to the applicable restrictions referred to under
"Investment Restrictions" in the SAI.


   ADDITIONAL INVESTMENTS

   U.S. Government Securities. U.S. government securities are obligations of, or are guaranteed by, the United States government, its agencies or instrumentalities. These include bills, certificates of indebtedness, and notes and bonds issued by the United States Treasury or by agencies or instrumentalities of the United States government.
Some U.S. government
securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the United States Treasury;

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

others are supported by the right of the issuer to borrow from the United States
Treasury; others, such as those of the Federal
National Mortgage Association,
are supported by the discretionary authority of the United States government to purchase the agency's obligations; still others, such as those of the Student
Loan Marketing Association and the Federal Home Loan
Mortgage Corporation
("FHLMC") are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificate. Other investments will include
Government National Mortgage
Association Certificates ("GNMA Certificates"), which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the United States government. While the United States government guarantees the payment of principal and interest on GNMA Certificates, the market value of the securities is not guaranteed and will fluctuate.

   Yankee Obligations. The Fund may also invest in Yankee obligations. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include:
adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

   Repurchase Agreements. The Fund may enter into repurchase agreement transactions on U.S. government securities with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the
Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. The
Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights to them, the risk

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------


of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.
MMC, acting under the
supervision of the Board of Directors, reviews on an ongoing basis the creditworthiness and the value of the collateral of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of cash or other debt obligations of any grade having a value equal to or greater than Fund's obligations, provided such securities have been determined byMMC to be liquid and unencumbered and are marked to market daily pursuant to guidelines established by the Directors
("eligible segregated assets") to cover its obligations under reverse repurchase agreements with broker-dealers (but not banks). The
Fund will invest the
proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the
Investment Company Act of 1940, as amended (the "1940
Act"), reverse repurchase
agreements may be considered borrowings by the seller;
accordingly, the Fund
will limit its investments in reverse repurchase agreements and other borrowings to no more than 331/3% of its total assets.


   Firm Commitment Agreements and When-Issued
Purchases. Firm commitment
agreements and when-issued purchases call for the purchase of securities at an agreed-upon price on a specified future date, and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated. The
Fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase.
The Fund will not use such
transactions for leveraging purposes, and accordingly will segregate eligible segregated assets in an amount sufficient to meet its purchase obligations under the agreement.


   Loans of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities provided: (a) the loan is secured continuously by collateral consisting of U.S. government securities, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (b) the Fund may at any time call the loan and obtain the return of the securities loaned; and (c) the Fund will receive any interest or dividends paid on the loaned securities. The risks in lending portfolio securities, as with other extensions of secured credit, consists of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by MMC to be in good standing and will not be made unless, in the judgement of MMC, the consideration to be earned from such loans would justify the risk.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------


   Interest Rate Futures Contracts. The Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA
Certificates and three-month Treasury bills.

   Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly. For example, if the Fund holds long-term U.S.
government securities and
MMC anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the Fund's securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing the net asset value from declining as much as it otherwise would have.
Similarly, entering into futures
contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if MMC expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

   The Fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Fund may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the Fund will set aside cash or cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------


   The Fund may not purchase futures contracts or related options if, immediately thereafter, more than 30% of the Fund's total assets would be so invested. In purchasing and selling futures contracts and related options, the
Fund will comply with rules and interpretations of the Commodity Futures Trading
Commission ("CFTC"), under which the Company is excluded from regulation as a
"commodity pool." CFTC regulations permit use of commodity futures and options for bona fide hedging purposes without limitations on the amount of assets committed to margin and option premiums.

   The Fund will not engage in transactions involving futures contracts or related options for speculation but only as a hedge against changes in the market values of debt securities held, or intended to be purchased, by the Fund and where the transactions are appropriate to reduction of the Fund's risks. The
Fund's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold
(or related put options
purchased) to protect against a decline in the price of securities that the Fund owns, or futures contracts (or related call options) will be purchased to protect the Fund against an increase in the price of securities it is committed to purchase.

   There is no assurance that the Fund will be able to close out its futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation (or no correlation) between movements in the prices of the futures contracts and of the debt securities being hedged, or price distortions due to market conditions in the futures markets. Where futures contracts are purchased to hedge against an increase in the price of long-term securities, but the long-term market declines and the Fund does not invest in long-term securities, the Fund would realize a loss on the futures contracts, which would not be offset by a reduction in the price of securities purchased. Where futures contracts are sold to hedge against a decline in the price of the Fund's long-term securities but the long-term market advances, the Fund would lose part or all of the benefit of the advance due to offsetting losses in its futures positions.


   Short Sales. The Fund may sell securities short
"against the box." While a
short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales "against the box" are used to defer recognition of capital gains or losses.

   American Depositary Receipts. The Fund may purchase
American Depositary
Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the
United States.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------


   Year 2000. The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal.
There can, however, be no
assurance that MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

   PORTFOLIO TRANSACTIONS AND TURNOVER

   MMC arranges for the purchase and sale of the Fund's securities and selects broker-dealers (including Smith Barney) which, in its best judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. MMC may select broker-dealers which provide it with research services and may cause the Fund to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.


   For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year. The Fund's portfolio turnover rates for each of the past fiscal years are set forth under "Financial Highlights."

------------------------------------------------------
--------------------------
Valuation of Shares
------------------------------------------------------
--------------------------

   The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by total number of shares of the Class outstanding.

   A security that is primarily traded on a United
States or foreign stock
exchange

------------------------------------------------------
--------------------------
Valuation of Shares (continued)
------------------------------------------------------
--------------------------

is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Fund securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors. Unlisted foreign securities are valued at the mean between the last available bid and offer price prior to the time of valuation. U.S. over-the-counter securities will be valued on the basis of the bid price at the close of business on each day.
Securities and assets for which
market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.
Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors.
Any assets or liabilities
initially expressed in terms of foreign currencies will be converted into U.S.
dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer.

------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes
------------------------------------------------------
--------------------------


   DIVIDENDS AND DISTRIBUTIONS

   The Fund's policy is to declare and pay monthly dividends from its net investment income. Dividends from net realized capital gains, if any, will be distributed annually. The Fund may also pay additional dividends shortly before
December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be automatically reinvested in additional same Class shares at the appropriate net asset value, with no additional sales charge or CDSC.

   The per share amounts of dividends from net investment income on Classes B and C may be lower than that of Classes A and Y, mainly as a result of the distribution fees applicable to Class B and C shares.
Similarly, the per share
amounts of dividends from net investment income on Class A shares may be lower than that of Class Y, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same amount across all
Classes of Fund shares (A, B, C and Y).

------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------
--------------------------


   TAXES

   The following is a summary of the material federal tax considerations affecting the Fund and Fund shareholders, please refer to the SAI for further discussion. In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

   The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.

   Dividends paid from net investment income and net realized short-term securities gain, are subject to federal income tax as ordinary income.
Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

   Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S.
government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

   A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposition. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

   The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

------------------------------------------------------
--------------------------
Purchase of Shares
------------------------------------------------------
--------------------------

   GENERAL


   The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions.
Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert
Allocation Series, Inc., for
which there is no minimum purchase amount). See
"Prospectus Summary -
Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.


   Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly through
First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class
Y shares. Smith Barney
and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.


   Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund.
Investors in Class Y shares
may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the
Code, the minimum initial investment requirement for Class A, Class B and Class
C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic
Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all classes is $25. For shareholders purchasing shares of the
Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith
Barney Mutual Funds or other funds affiliated with Travelers and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

   Purchase orders received by the Fund or Smith
Barney prior to the close of
regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing
Brokers prior to the close of
regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or an Introducing Broker purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

   SYSTEMATIC INVESTMENT PLAN

   Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic

Investment Plan. Under the
Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data.
The Systematic Investment Plan also authorizes Smith
Barney to apply cash held
in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account.
Additional information is available from the Fund or a Smith Barney Financial
Consultant.

   INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

   The sales charge applicable to purchases of Class A shares of the Fund are as follows:

                               Sales
Sales            Dealer's
                            Charge as %      Charge as
% of    Reallowance as %
   Amount of Investment  of Offering Price   Amount
Invested  of Offering Price
======================================================
==========================
   Less than $25,000           4.50%
4.71%              4.05%
   $25,000 - $49,999           4.00%
4.17%              3.60%
   $50,000 - $99,999           3.50%
3.63%              3.15%
   $100,000 - $249,999         2.50%
2.56%              2.25%
   $250,000 - $499,999         1.50%
1.52%              1.35%
   $500,000 and over             *                  *
*
======================================================
==========================

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of
      1.00% on redemptions made within 12 months of purchase. The CDSC on Class
      A shares is payable to Smith Barney, which compensates Smith Barney
      Financial Consultants and other dealers whose clients make purchases of
      $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred
      Sales Charge Alternatives" and "Waivers of
CDSC."

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

   Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

   The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family or a trustee or other fiduciary of a single trust estate or single fiduciary account.

   INITIAL SALES CHARGE WAIVERS


   Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and
employees of Travelers and its subsidiaries and any of the Smith Barney Mutual
Funds or other Travelers affiliated funds (including retired Board Members and employees) the immediate families of such persons
(including the surviving
spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons; and (ii) employees of members of the
National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial
Consultant's prior employer, (ii) was sold to the client by the Financial
Consultant and (iii) was subject to a sales charge;
(d) purchases by
shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of
Travelers; (f) direct rollovers by plan participants of distributions from a
401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program
(Note: subsequent investments
will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; (h) purchases by investors participating in a Smith Barney fee-based arrangement and
(i) purchases of Class A shares by Section 403(b) or
Section 401(a) or (k)
accounts associated with Copeland Retirement Programs.
In order to obtain such
discounts, the purchaser must provide sufficient information

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

   RIGHT OF ACCUMULATION

   Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class
A shares of the Fund and of funds sponsored by Smith
Barney, which are offered
with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   GROUP PURCHASES

   Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative - Class A
Shares," and will be based
upon the aggregate sales of Class A shares of the Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group.
To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code.
Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith
Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

   LETTER OF INTENT

   Class A Shares. A Letter of Intent for amounts of
$50,000 or more provides an
opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal.
If the goal is not
achieved within the period, the investor must pay the difference between the sale charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a
Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.


   Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the same Fund within thirteen months from the date of the Letter. If a total investment of
$15,000,000 is not made within the thirteen-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.


   DEFERRED SALES CHARGE ALTERNATIVES

   "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a)
Class B shares; (b) Class C

------------------------------------------------------
--------------------------
Purchase of Shares  (continued)
------------------------------------------------------
--------------------------

shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

   Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of
Fund assets; (b) reinvestment of dividends or capital gains distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC
Shares, shares redeemed more that 12 months after their purchase.

   Class C shares and Class A shares that are CDSC
Shares are subject to a 1.00%
CDSC if redeemed within 12 months of purchase. In circumstances in which the
CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith
Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See
"Purchase of Shares-Smith Barney 401(k) and
ExecChoice(TM) Programs."


  Year Since Purchase
  Payment Was Made
CDSC
======================================================
==========================
  First
4.50%
  Second
4.00
  Third
3.00
  Fourth
2.00
  Fifth
1.00
  Sixth and thereafter
0.00
======================================================
==========================


   Class B shares will convert automatically to Class
A shares eight years after
the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of Class B shares (other than Class B Dividend
Shares) owned by the
shareholder. See "Prospectus Summary-Alternative
Purchase Arrangements-Class B
Shares Conversion Feature."

   The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney
Mutual Funds, and Fund
shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

   To provide an example, assume an investor purchased
100 Class B shares at $10
per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

   WAIVERS OF CDSC

   The CDSC will be waived on: (a) exchanges (see
"Exchange Privilege"); (b)
automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan" (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares, made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise.
In addition, a
shareholder who has redeemed shares from other funds of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

   CDSC waivers will be granted subject to
confirmation (by Smith Barney in the
case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

   SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

   Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

   The Fund offers to Participating Plans Class A and
Class C shares as
invest-

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

ment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs.
Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the
Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

   Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of
Class A shares of one or more funds of the Smith
Barney Mutual Funds.

   Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of
Class C shares of one or more funds of the Smith
Barney Mutual Funds.

   401(k) and ExecChoice(TM) Plans Opened On or After
June 21, 1996. If, at the
end of the fifth year after the date the Participating
Plan enrolled in the
Smith Barney 401(k) Program or the Smith Barney
ExecChoice(TM) Program, a
Participating Plan's total Class C holdings in all non-money market Smith Barney
Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. (For Participating Plans that were originally established through a Smith
Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.)
Such Participating Plans will
be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

   401(k) Plans Opened Prior to June 21, 1996. In any year after the date a
Participating Plan enrolled in the Smith Barney 401(k)
Program, if its total
Class C holdings in all non-money market Smith Barney
Mutual Funds equal at
least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

   Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Programs, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

401(k) or ExecChoice(TM) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional
Class C shares of the Fund but instead may acquire
Class A shares of the Fund.
Any Class C shares not converted will continue to be subject to the distribution fee.

   Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program or the Smith Barney
ExecChoice(TM) Program must purchase
such shares directly from First Data. For further information regarding these
Programs, investors should contact a Smith Barney
Financial Consultant.

   Existing 401(k) Plans Investing in Class B Shares.
Class B shares of the Fund
are not available for purchase by Participating Plans opened on or after June
21, 1996, but may continue to be purchased by any Participating Plan in the
Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k)
Program.

   At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating
Plan will be offered the
opportunity to exchange all of its Class B shares for Class A shares of the
Fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a
Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the
Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating
Plan will have the same
conversion feature as Class B shares held by other investors. See "Purchase of
Shares -- Deferred Sales Charge Alternatives."

   No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k)
Program, unlike the
applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

   The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating
Plan; (b) the termination of
employment of an employee in the Participating Plan;
(c) the death or disability
of an employee in the Participating Plan; (d) the attainment of age 591/2 by an employee in the Participating Plan; (e) hardship of an employee in the
Participating Plan to the extent permitted under
Section 401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating
Plan to an employee.

------------------------------------------------------
--------------------------
Exchange Privilege
------------------------------------------------------
--------------------------


   Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same
Class in the following
funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchange of Class A, Class B and
Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.


   FUND NAME

   Growth Funds


   Concert Peachtree Growth Fund
   Smith Barney Aggressive Growth Fund Inc.
   Smith Barney Appreciation Fund Inc.
   Smith Barney Fundamental Value Fund Inc.
   Smith Barney Large Cap Blend Fund
   Smith Barney Large Capitalization Growth Fund
   Smith Barney Managed Growth Fund
   Smith Barney Natural Resources Fund Inc.
   Smith Barney Small Cap Blend Fund, Inc.
   Smith Barney Special Equities Fund

   Growth and Income Funds

   Concert Social Awareness Fund
   Smith Barney Convertible Fund
   Smith Barney Funds, Inc. -- Large Cap Value Fund
 Smith Barney Premium Total Return Fund
   Smith Barney Utilities Fund

------------------------------------------------------
--------------------------
Exchange Privilege (continued)
------------------------------------------------------
--------------------------

    Taxable Fixed-Income Funds


 ** Smith Barney Adjustable Rate Government Income
Fund
    Smith Barney Diversified Strategic Income Fund
+++ Smith Barney Funds, Inc. -- Short-Term U.S.
Treasury Securities Fund
    Smith Barney Funds, Inc. -- U.S. Government
Securities Fund
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Managed Governments Fund Inc.
    Smith Barney Total Return Bond Fund

    Tax-Exempt Funds

    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
  * Smith Barney Intermediate Maturity California
Municipals Fund
  * Smith Barney Intermediate Maturity New York
Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds -- Florida Portfolio
    Smith Barney Muni Funds -- Georgia Portfolio
  * Smith Barney Muni Funds -- Limited Term Portfolio
    Smith Barney Muni Funds -- National Portfolio
    Smith Barney Muni Funds -- New York Portfolio
    Smith Barney Muni Funds -- Pennsylvania Portfolio
    Smith Barney Municipal High Income Fund
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

    Global--International Funds

    Smith Barney Hansberger Global Small Cap Value
Fund
    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc. -- Emerging Markets
Portfolio
    Smith Barney World Funds, Inc. -- European
Portfolio
    Smith Barney World Funds, Inc. -- Global
Government Bond Portfolio
    Smith Barney World Funds, Inc. -- International
Balanced Portfolio
    Smith Barney World Funds, Inc. -- International
Equity Portfolio
    Smith Barney World Funds, Inc. -- Pacific
Portfolio

    Smith Barney Concert Allocation Series

    Smith Barney Concert Allocation Series Inc. --
Balanced Portfolio
    Smith Barney Concert Allocation Series Inc. --
Conservative Portfolio
    Smith Barney Concert Allocation Series Inc. --
Global Portfolio
    Smith Barney Concert Allocation Series Inc. --
Growth Portfolio
    Smith Barney Concert Allocation Series Inc. --
High Growth Portfolio
    Smith Barney Concert Allocation Series Inc. --
Income Portfolio

------------------------------------------------------
--------------------------
Exchange Privilege (continued)
------------------------------------------------------
--------------------------

    Money Market Funds

  + Smith Barney Exchange Reserve Fund
 ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
 ++ Smith Barney Money Funds, Inc. -- Government
Portfolio
*** Smith Barney Money Funds, Inc. -- Retirement
Portfolio
+++ Smith Barney Muni Funds -- California Money Market
Portfolio
+++ Smith Barney Muni Funds -- New York Money Market
Portfolio
+++ Smith Barney Municipal Money Market Fund, Inc.
======================================================
==========================


*     Available for exchange with Class A, Class C and
Class Y shares of the
      Fund.
**    Available for exchange with Class A and Class B
shares of the Fund. In
      addition, shareholders who own Class C shares of
the Fund through the
      Smith Barney 401(k) Program may exchange those
shares for Class C shares
      of this fund.
***   Available for exchange with Class A shares of
the Fund.
+     Available for exchange with Class B and Class C
shares of the Fund.
++    Available for exchange with Class A and Class Y
shares of the Fund. In
      addition, Participating Plans opened prior to
June 21, 1996 and investing
      in Class C shares may exchange Fund shares for
Class C shares of this
      fund.
+++   Available for exchange with Class A and Class Y
shares of the Fund.


   Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new
Class B shares will be
deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

   Class C Exchanges. Upon an exchange, the new Class
C shares will be deemed to
have been purchased on the same date as the Class C shares of the Fund that have been exchanged.


   Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective class in any of the funds identified above may do so without imposition of any charge.

   Additional Information Regarding the Exchange
Privilege. Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. MMC may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, MMC will notify Smith
Barney and Smith Barney may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, Smith
Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds

------------------------------------------------------
--------------------------
Exchange Privilege (continued)
------------------------------------------------------
--------------------------

ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

   Certain shareholders may be able to exchange shares by telephone. See
"Redemption of Shares, Telephone Redemption and
Exchange Program".

   Exchanges will be processed at the net asset value next determined.
Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed.
Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

------------------------------------------------------
--------------------------
Redemption of Shares
------------------------------------------------------
--------------------------

   The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.


   If a shareholder holds shares in more than one
Class, any request for
redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances.
Generally, if the redemption
proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith
Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, with may take up to ten days or more.


   Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial
Consultant. Shares other than those
held by Smith Barney as custodian may be redeemed through an investor's

------------------------------------------------------
--------------------------
Redemption of Shares (continued)
------------------------------------------------------
--------------------------

Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

     Smith Barney Investment Grade Bond Fund
     Class A, B, C, or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 5128
     Westborough, Massachusetts 01581-5128

   A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000, must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan
Institution, domestic
credit union, member bank of the Federal Reserve
System or member firm of a
national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

   AUTOMATIC CASH WITHDRAWAL PLAN

   The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least
$10,000 may elect to
receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable
CDSC will not be waived on
amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial
Consultant.

   TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

   Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First

------------------------------------------------------
--------------------------
Redemption of Shares (continued)
------------------------------------------------------
--------------------------

Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization
Form, along with a signature
guarantee that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)


   Redemptions. Redemption requests of up to $10,000 of any Class or Classes of the Fund's shares may be made by eligible shareholders by calling First Data at
1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New
York City time) on any day the NYSE is open.
Redemption requests received after
the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

   A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank.
The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new
Telephone/ Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.


   Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged.
Such exchange requests may
be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
(New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

   Additional Information regarding Telephone
Redemption and Exchange Program.
Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded.) The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

------------------------------------------------------
--------------------------
Minimum Account Size
------------------------------------------------------
--------------------------

   The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

------------------------------------------------------
--------------------------
Performance
------------------------------------------------------
--------------------------

   YIELD

   From time to time, the Fund may advertise its 30 day "yield" for each Class of shares. The yield of a Class refers to the income generated by an investment in such Class over the 30 day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the Class during the period by the net asset value per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

   TOTAL RETURN

   From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specific period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating

------------------------------------------------------
--------------------------
Performance (continued)
------------------------------------------------------
--------------------------

expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares.
Such performance information
may include data from Lipper Analytical Services, Inc.
or similar independent
services that monitor the performance of mutual funds or other industry publications.

------------------------------------------------------
--------------------------
Management of the Company and the Fund
------------------------------------------------------
--------------------------

   BOARD OF DIRECTORS


   Overall responsibility for management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agreements between the Company and companies that furnish services to the Fund, including agreements with the Fund's distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the
Fund are delegated to the Fund's investment adviser and administrator. The SAI contains general and background information regarding each Director and executive officer of the Company.

   INVESTMENT ADVISER -- MMC

   MMC, located at 388 Greenwich Street, New York, New
York 10013, serves as the
Fund's investment adviser. MMC (through predecessor entities) has been in the investment counseling business since 1940. MMC renders investment advice to investment companies that had aggregate assets under management as of March 31,
1998 of approximately $100.5 billion.

   Subject to the supervision and direction of the Fund's Board of Directors,
MMC manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers, and securities analysts who provide research services to the Fund. Under an investment advisory agreement, the Fund pays MMC a monthly fee at the annual rate of 0.45% of the value of the Fund's average daily net assets up to $500 million and 0.42% of the value of average daily net assets thereafter. For the fiscal year ended December 31, 1997, MMC was paid investment advisory fees equal to 0.45% of the value of the Fund's average daily net assets.


   PORTFOLIO MANAGEMENT

   George E. Mueller, Jr., Managing Director of Smith
Barney, has served as the
Investment Officer of the Fund since January 1, 1985, and manages the day-to-day operations of the Fund, including making all investment decisions.

------------------------------------------------------
--------------------------
Management of the Company and the Fund (continued)
------------------------------------------------------
--------------------------


   Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended
December 31, 1997 is included in
the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith
Barney Financial
Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

   ADMINISTRATOR -- MMC

   MMC also serves as the Fund's administrator and oversees all aspects of the
Fund's administration. For administration services rendered to the Fund, the
Fund paid an administration fee at the annual rate of 0.20% of the value of the Fund's average daily net assets up to $500 million and 0.18% of the average daily net assets thereafter.

   On April 6, 1998, Travelers announced that it had entered into a Merger
Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also subject to approval by the stockholders of each of Travelers and Citicorp. Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Holding
Company Act of 1956 (the
"BCHA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BCHA and the Glass-Steagall Act are still under review, MMC does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the
Fund with the same level of investment advisory services that it currently receives.


------------------------------------------------------
--------------------------
Distributor
------------------------------------------------------
--------------------------

   Smith Barney is located at 388 Greenwich Street,
New York, New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule
12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets attributable to those Classes. Class B shares which automatically convert to
Class A shares eight years

------------------------------------------------------
--------------------------
Distributor (continued)
------------------------------------------------------
--------------------------

after the date of original purchase will not longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares.
These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney
Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges;
and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

   The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial
Consultants may receive
different levels of compensation for selling different
Classes of shares.

   Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney, and the payments may exceed distribution expenses actually incurred.
The Company's Board of
Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

------------------------------------------------------
--------------------------
Additional Information
------------------------------------------------------
--------------------------

   The Company was organized as a Maryland corporation pursuant to Articles of
Incorporation dated September 29, 1981, as amended from time to time.

   The Fund offers shares of common stock currently classified into four
Classes, A, B, C and Y, with a par value of $.001 per share. Each Class of shares has the same rights, privileges and preferences, except with respect to:
(a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single
Class; (f) the exchange
privilege of each Class; and (g) the conversion feature of the Class B shares.
The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different
Classes of shares of the
Fund. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

   PNC Bank, located at 17th & Chestnut Streets,
Philadelphia, PA 19103, serves
as custodian of the Company's investments.

------------------------------------------------------
--------------------------
Additional Information  (continued)
------------------------------------------------------
--------------------------

   First Data, located at Exchange Place, Boston,
Massachusetts 02109, serves as
the Company's transfer agent.

   The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing
Directors unless and
until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least
10% of the Company's
outstanding shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, a shareholders of each Class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that Class.
Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one Class of shares.

   The Fund sends each of its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the
Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney
Financial Consultants or First Data.

SMITH BARNEY

------------

                                                A
Member of TravelersGroup[Logo]


Smith Barney

Investment

Grade Bond

Fund


388 Greenwich Street

New York, New York 10013



FD 0233 4/98



PROSPECTUS


SMITH BARNEY

Government

Securities

Fund



April 30, 1998



Prospectus begins on page one

[Logo] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

------------------------------------------------------
--------------------------
Prospectus
April 30, 1998
------------------------------------------------------
--------------------------

   Smith Barney Government Securities Fund
   388 Greenwich Street
   New York, New York 10013
   (800) 451-2010

   Smith Barney Government Securities Fund (the
"Fund") has an investment
objective of high current return through investments that are issued or guaranteed by the United States government, its agencies or instrumentalities
("U.S. government securities"). It may write covered call options and secured put options and purchase put options on U.S.
government securities. For hedging
purposes, the Fund may purchase and sell interest rate futures contracts and put and call options thereon.

   The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney
Investment Funds Inc. (the
"Company"). The Company is an open-end management investment company commonly referred to as a mutual fund.

   This Prospectus sets forth concisely certain information about the Fund and the Company, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and to retain it for future reference. Shares of other funds offered by the Company are described in separate Prospectuses that may be obtained by calling the Company at the telephone number set forth above or by contacting a Smith Barney
Financial Consultant.

   Additional information about the Fund and the Company is contained in a
Statement of Additional Information (the "SAI") dated
April 30, 1998, as amended
or supplemented from time to time, that is available upon request and without charge by calling or writing the Company at the telephone number or address set forth above or by contacting a Smith Barney Financial
Consultant. The SAI has
been filed with the Securities and Exchange Commission
(the "SEC") and is
incorporated by reference into this Prospectus in its entirety.

Smith Barney Inc.
Distributor

Mutual Management Corp.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

------------------------------------------------------
--------------------------
Table of Contents
------------------------------------------------------
--------------------------


Prospectus Summary
3
------------------------------------------------------
--------------------------
Financial Highlights
10
------------------------------------------------------
--------------------------
Investment Objective and Management Policies
17
------------------------------------------------------
--------------------------
Valuation of Shares
25
------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes
25
------------------------------------------------------
--------------------------
Purchase of Shares
27
------------------------------------------------------
--------------------------
Exchange Privilege
36
------------------------------------------------------
--------------------------
Redemption of Shares
39
------------------------------------------------------
--------------------------
Minimum Account Size
42
------------------------------------------------------
--------------------------
Performance
42
------------------------------------------------------
--------------------------
Management of the Company and the Fund
43
------------------------------------------------------
--------------------------
Distributor
45
------------------------------------------------------
--------------------------
Additional Information
46
------------------------------------------------------
--------------------------


======================================================
==========================
   No person has been authorized to give any
information or to make any
representations in connection with this offering other
than those contained in
this Prospectus and, if given or made, such other
information or representations
must not be relied upon as having been authorized by
the Fund or the
distributor. This Prospectus does not constitute an
offer by the Fund or the
distributor to sell or a solicitation of an offer to
buy any of the securities
offered hereby in any jurisdiction to any person to
whom it is unlawful to make
such an offer or solicitation in such jurisdiction.
======================================================
==========================

------------------------------------------------------
--------------------------
Prospectus Summary
------------------------------------------------------
--------------------------

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI.
Cross references in this
summary are to headings in the Prospectus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management investment company that seeks high current return by investing in U.S. government securities. The Fund may write covered call options and secured put options and purchase put options on U.S. government securities.
The Fund may purchase and
sell interest rate futures contracts, and purchase and sell put and call options on futures contracts, as a means of hedging against changes in interest rates.
See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.
The general public is
offered three Classes of shares: Class A shares, Class
B shares and Class C
shares, which differ principally in terms of the sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000.
See "Purchase of Shares" and "Redemption of Shares."

   Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge
("CDSC") of 1.00% on
redemptions made within 12 months of purchase. See
"Prospectus Summary --
Reduced or No Initial Sales Charge."

   Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and 1.00% each year thereafter to zero.
This CDSC may be waived
for certain redemptions. Class B shares are subject to an annual service fee of
0.25% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

   Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See
"Purchase of Shares -- Deferred Sales Charge
Alternatives."

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

   Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

   Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

   In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

   Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes.
Because the Fund's future
return cannot be predicted, however, there can be no assurance that this would be the case.

   Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class
C shares to investors with longer term investment outlooks.

   Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within
12 months of purchase. The $500,000 investment may be met by adding the purchase to the net

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

asset value of all Class A shares held in funds sponsored by Smith Barney Inc.
("Smith Barney") listed under "Exchange Privilege."
Class A share purchases may
also be eligible for a reduced initial sales charge.
See "Purchase of Shares."
Because the ongoing expenses of Class A shares may be lower than those for Class
B and Class C shares, purchasers eligible to purchase
Class A shares at net
asset value or at a reduced sales charge should consider doing so.

   Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

   See "Purchase of Shares" and "Management of the Company and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares,"
"Dividends, Distributions and
Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

Smith Barney 401(k) and ExecChoice(TM) Programs
Investors may be eligible to
participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney
ExecChoice(TM) Program. Class A and Class C shares are available without sales charge as investment alternatives under both of these Programs. See "Purchase of
Shares -- Smith Barney 401(k) and ExecChoice(TM)
Programs."

Purchase of Shares Shares may be purchased through a brokerage account maintained at Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis
(an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain institutional investors, may purchase shares directly from the Fund through the
Fund's transfer agent, First Data Investor Services
Group, Inc. ("First Data").

Investment Minimums Investors in Class A, Class B and
Class C shares may open an
account by making an initial investment of at least
$1,000 for each account, or
$250 for an individual retirement account ("IRA") or a Self-Employed Retirement
Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all
Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for
Class A, Class B and Class C shares and the subsequent investment

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

requirement for all Classes is $25. The minimum investment requirements for purchases of Fund shares through the Systematic
Investment Plan are described
below. See "Purchase of Shares."

Systematic Investment Plan The Fund offers shareholders a Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

Redemption of Shares Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See
"Redemption of Shares."


Management of the Fund Mutual Management Corp. ("MMC")
(formerly known as Smith
Barney Mutual Funds Management Inc.) serves as the
Fund's investment adviser and
administrator. MMC provides investment advisory and management services to investment companies affiliated with Smith Barney. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"). Holdings is a
wholly owned subsidiary of Travelers Group Inc.
("Travelers"), a diversified
financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment
Services, including Asset
Management, Consumer Finance Services, Life Insurance
Services and Property &
Casualty Insurance Services. See "Management of the
Company and the Fund."


Exchange Privilege Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney
Mutual Funds at the respective
net asset values next determined. See "Exchange
Privilege."

Valuation of Shares Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See
"Valuation of Shares."

Dividends and Distributions Dividends from net investment income are declared monthly. Distributions of net realized long- and short-term capital gains, if any, are declared and paid at least annually. See
"Dividends, Distributions and
Taxes."

Reinvestment of Dividends Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

Risk Factors and Special Considerations The Company is designed for long-term investors and not for investors who intend to liquidate their investment after a short period. Neither the Company as a whole nor any particular fund in the
Company, including the Fund, constitutes a balanced investment plan. There can be no assurance that the Fund will achieve its investment objective. The value of the Fund's investments, and hence the net asset value of Fund shares, will fluctuate in response to changes in interest rates and market and economic conditions. The Fund may enter into interest rate futures contracts and put and call options thereon for hedging purposes, which may be subject to certain risks in addition to those inherent in investments in the underlying securities. The
Fund may also employ other investment techniques which involve certain other risks, including entering into repurchase agreements and lending portfolio securities. See "Investment Objective and Management
Policies -- Additional
Investments."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:


Government Securities Fund
Class A  Class B  Class C  Class Y
------------------------------------------------------
---------------------------------
Shareholder Transaction Expenses
   Maximum sales charge imposed on purchases
   (as a percentage of offering price)
4.50%    None     None      None
   Maximum CDSC
   (as a percentage of original cost or redemption
   proceeds, whichever is lower)
None*    4.50%    1.00%     None
------------------------------------------------------
---------------------------------
Annual Fund Operating Expenses
   (as a percentage of average net assets)
   Management fees
0.55%    0.55%    0.55%     0.55%
   12b-1 fees**
0.25     0.75     0.70      None
   Other expenses
0.12     0.14     0.14      0.03
------------------------------------------------------
---------------------------------
TOTAL FUND OPERATING EXPENSES
0.92%    1.44%    1.39%     0.58%
======================================================
=================================


*     Purchases of Class A shares of $500,000 or more
will be made at net asset
      value with no sales charge, but will be subject
to a CDSC of 1.00% on
      redemptions made within 12 months of purchase.
**    Upon conversion of Class B shares to Class A
shares, such shares will no
      longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

   Class A shares of the Fund purchased through the Smith Barney AssetOne
Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

   The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of
Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith
Barney also receives, with
respect to Class B shares, an annual 12b-1 fee of 0.75% of the value of average daily net assets of that Class, consisting of a 0.50% distribution fee and a
0.25% service fee. For Class C shares, Smith Barney receives an annual 12b-1 fee of 0.70% of the value of average daily net assets of this Class, consisting of a
0.45% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Company and the Fund."


Government Securities Fund             1 year   3
years    5 years   10 years*
------------------------------------------------------
--------------------------
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:
   Class A                              $54       $73
$94       $153
   Class B                               60        76
84        158
   Class C                               24        42
73        161
   Class Y                                6        19
32         73

An investor would pay the following
expenses on the same investment,
assuming the same annual return and
no redemption:
   Class A                               54        73
94        153
   Class B                               15        46
79        158
   Class C                               14        42
73        161
   Class Y                                6        19
32         73
------------------------------------------------------
--------------------------


* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

   The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may result in an actual return greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

------------------------------------------------------
--------------------------
Financial Highlights
------------------------------------------------------
--------------------------

   The following information for the three-year period ended December 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated
December 31, 1997. The
following information for the fiscal years ended
December 31, 1988 through
December 31, 1994 has been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information.

For a share of capital stock outstanding throughout each year:


Government Securities Fund
Class A Shares                             1997
1996     1995(1)     1994    1993(1)    1992(2)
======================================================
=============================================
Net Asset Value, Beginning of Year         $9.34
$9.77    $9.17      $10.01   $9.69      $9.56
------------------------------------------------------
---------------------------------------------
Income (Loss) From Operations:
  Net investment income (3)                 0.59
0.61     0.67       0.52     0.81       0.10
  Net realized and unrealized gain (loss)   0.42
(0.44)    0.62      (0.80)    0.23       0.13
------------------------------------------------------
---------------------------------------------
Total Income (Loss) From Operations         1.01
0.17     1.29      (0.28)    1.04       0.23
------------------------------------------------------
---------------------------------------------
Less Distributions From:
  Net investment income                    (0.60)
(0.59)   (0.69)     (0.49)   (0.72)     (0.08)
  Capital                                     --
(0.01)      --      (0.07)      --      (0.02)
------------------------------------------------------
---------------------------------------------
Total Distributions                        (0.60)
(0.60)   (0.69)     (0.56)   (0.72)     (0.10)
------------------------------------------------------
---------------------------------------------
Net Asset Value, End of Year               $9.75
$9.34    $9.77      $9.17    $10.01     $9.69
------------------------------------------------------
---------------------------------------------
Total Return                               11.23%
1.96%   14.50%     (2.76)%  10.87%      2.41%++
------------------------------------------------------
---------------------------------------------
Net Assets, End of Year (millions)         $ 361    $
389    $ 453      $ 482    $   7      $ 0.3
------------------------------------------------------
---------------------------------------------
Ratios to Average Net Assets:
  Expenses (3) (4)                          0.92%
0.93%    0.94%      1.00%    0.92%      0.68%+
  Net investment income                     6.24
6.16     6.70       6.18     7.76       6.24+
------------------------------------------------------
---------------------------------------------
Portfolio Turnover Rate                      274%
 .420%     294%       276%     540%       426%
======================================================
=============================================


(1)   Per share amounts have been calculated using the
monthly average shares
      method, rather than the undistributed net
investment income method,
      because it more accurately reflects the per
share data for the period.
(2)   For the period from November 6, 1992 (inception
date) to December 31,
      1992.
(3)   The investment adviser waived a portion of its
fees for the year ended
      December 31, 1993. If such fees had not been
waived, the per share
      decrease of net investment income would have
been $0.10 and the expense
      ratio would have been 1.12%.
(4)   For the years ended December 31, 1994 and
December 31, 1993 and the period
      ended December 31, 1992, the expense ratios were
calculated excluding
      interest expense. The expense ratios including
interest expense were
      1.26%, 1.07% and 1.01% (annualized),
respectively.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.




                                    10 & 11

------------------------------------------------------
--------------------------
Financial Highlights (continued)
------------------------------------------------------
--------------------------

For a share of capital stock outstanding throughout each year:


Government Securities Fund
Class B Shares                         1997     1996
1995(1)    1994     1993(1)    1992     1991     1990
1989     1988
======================================================
======================================================
======================
Net Asset Value, Beginning of Year   $  9.38    $9.81
$9.17      $10.01   $9.68      $9.81    $9.11    $9.25
$8.75    $8.90
------------------------------------------------------
------------------------------------------------------
----------------------
Income (Loss) From Operations:
  Net investment income (2)             0.54     0.56
0.59       0.46     0.73       0.53     0.70     0.68
0.70     0.75
  Net realized and unrealized
  gain (loss)                           0.44    (0.44)
0.65      (0.78)    0.27      (0.02)    0.71    (0.08)
0.53    (0.16)
------------------------------------------------------
------------------------------------------------------
----------------------
Total Income (Loss) From Operations     0.98     0.12
1.24      (0.32)    1.00       0.51     1.41     0.60
1.23     0.59
------------------------------------------------------
------------------------------------------------------
----------------------
Less Distributions From:
  Net investment income                (0.57)   (0.54)
(0.60)     (0.45)   (0.67)     (0.53)   (0.63)
(0.68)   (0.70)   (0.74)
  Capital                                 --    (0.01)
--      (0.07)      --      (0.11)   (0.08)   (0.06)
(0.03)      --
------------------------------------------------------
------------------------------------------------------
----------------------
Total Distributions                    (0.57)   (0.55)
(0.60)     (0.52)   (0.67)     (0.64)   (0.71)
(0.74)   (0.73)   (0.74)
------------------------------------------------------
------------------------------------------------------
----------------------
Net Asset Value, End of Year         $  9.79    $9.38
$9.81      $9.17    $10.01     $9.68    $9.81    $9.11
$9.25    $8.75
------------------------------------------------------
------------------------------------------------------
----------------------
Total Return                           10.82%    1.42%
13.87%     (3.25)%  10.45%      5.45%   16.28%
6.99%   14.58%    6.75%
------------------------------------------------------
------------------------------------------------------
----------------------
Net Assets, End of Year (millions)   $101,273   $ 122
$ 158      $ 173    $ 851      $1,047   $1,286
$1,521   $2,002   $2,736
------------------------------------------------------
------------------------------------------------------
----------------------
Ratios to Average Net Assets:
  Expenses (2) (3)                      1.44%    1.45%
1.45%      1.48%    1.40%      1.45%    1.40%    1.43%
1.40%    1.34%
  Net investment income                 5.73     5.64
6.19       5.69     7.28       5.47     6.80     7.60
7.79     8.00
------------------------------------------------------
------------------------------------------------------
----------------------
Portfolio Turnover Rate                  274%     420%
 .294%      .276%     540%       426%     326%     274%
352%     281%
======================================================
======================================================
======================


(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) The investment adviser waived a portion of its fees for the year ended
      December 31, 1993. If such fees had not been waived, the per share decrease of net investment income would have been $0.01 and the expense ratio would have been 1.61%.

(3)   For the years ended December 31, 1994 and
December 31, 1993, the expense
      ratios were calculated excluding interest expense. The expense ratios including interest expense would have been 1.74% and 1.55%, respectively.




                                    12 & 13

------------------------------------------------------
--------------------------
Financial Highlights (continued)
------------------------------------------------------
--------------------------

For a share of capital stock outstanding throughout each year:

Government Securities Fund
Class C Shares                               1997
1996    1995(1)   1994   1993(1)(2)
======================================================
==================================
Net Asset Value, Beginning of Year          $9.38
$9.81    $9.17     $10.01   $9.90
------------------------------------------------------
----------------------------------
Income (Loss) From Operations:
  Net investment income (3)                  0.54
0.57     0.60      0.49     0.68
  Net realized and unrealized gain (loss)    0.43
(0.44)    0.65     (0.81)    0.04
------------------------------------------------------
----------------------------------
Total Income (Loss) From Operations          0.97
0.13     1.25     (0.32)    0.72
------------------------------------------------------
----------------------------------
Less Distributions From:
  Net investment income                     (0.57)
(0.55)   (0.61)    (0.45)   (0.61)
  Capital                                      --
(0.01)      --     (0.07)      --
------------------------------------------------------
----------------------------------
Total Distributions                         (0.57)
(0.56)   (0.61)    (0.52)   (0.61)
------------------------------------------------------
----------------------------------
Net Asset Value, End of Year                $9.78
$9.38    $9.81     $9.17    $10.01
------------------------------------------------------
----------------------------------

Total Return                                10.75%
1.47%   13.93%    (3.25)%   7.36%++

------------------------------------------------------
----------------------------------
Net Assets, End of Year (000s)              $2,311
$1,443   $1,039    $ 646    $ 213
------------------------------------------------------
----------------------------------
Ratios to Average Net Assets:
  Expenses (3) (4)                           1.39%
1.38%    1.37%     1.47%    1.40%+
  Net investment income                      5.70
5.71     6.27      5.71     7.28+
------------------------------------------------------
----------------------------------
Portfolio Turnover Rate                       274%
420%    .294%     .276%     540%
======================================================
==================================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from February 4, 1993 (inception date) to December 31,
      1993.

(3) The investment adviser waived a portion of its fees for the year ended
      December 31, 1993. If such fees had not been waived, the per share decrease of net investment income would have been $0.13 and the expense ratio would have been 1.61% (annualized).

(4)   For the year ended December 31, 1994 and the
period ended December 31,
      1993, the expense ratios were calculated
excluding interest expense. The
      expense ratios including interest expense would
have been 1.72% and 1.55%
      (annualized), respectively.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.




                                    14 & 15

------------------------------------------------------
--------------------------
Financial Highlights (continued)
------------------------------------------------------
--------------------------

For a share of capital stock outstanding throughout each year:


Government Securities Fund
Class Y Shares
1997        1996(1)
======================================================
==========================
Net Asset Value, Beginning of Year
$  9.34      $  9.71
------------------------------------------------------
--------------------------
Income From Operations:
  Net investment income
0.61         0.57
  Net realized and unrealized gain (loss)
0.44        (0.37)
------------------------------------------------------
--------------------------
Total Income From Operations
1.05         0.20
------------------------------------------------------
--------------------------
Less Distributions From:
  Net investment income
(0.63)       (0.56)
  Capital
--        (0.01)
------------------------------------------------------
--------------------------
Total Distributions
(0.63)       (0.57)
------------------------------------------------------
--------------------------
Net Asset Value, End of Year
$  9.76      $  9.34
------------------------------------------------------
--------------------------
Total Return
11.73%        2.30%++
------------------------------------------------------
--------------------------
Net Assets, End of Year (000s)
$109,909     $39,667
------------------------------------------------------
--------------------------
Ratios to Average Net Assets:
  Expenses
0.58%        0.44%+
  Net investment income
6.46         6.49+
------------------------------------------------------
--------------------------
Portfolio Turnover Rate
274%         420%
======================================================
==========================


(1)   For the period from February 7, 1996 (inception
date) to December 31,
      1996.
++    Total return is not annualized, as it may not be
representative of the
      total return for the year.
+     Annualized.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
------------------------------------------------------
--------------------------

   INVESTMENT OBJECTIVE


   The investment objective of the Fund is high current return. The Fund's investment objective may not be changed without the "vote of a majority of the outstanding voting securities" as defined in the Investment Company Act of 1940
(the "1940 Act") shareholders of the Fund. There can be no assurance that the
Fund will achieve its investment objective.

   The Fund seeks to achieve its investment objective by investing primarily in
U.S. government securities. U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. These include bills, certificates of indebtedness, and notes and bonds issued by the
United States Treasury or by agencies or instrumentalities of the United States government. Some United States government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the United States Treasury;
others are supported by the right of the issuer to borrow from the United States
Treasury; others, such as those of the Federal
National Mortgage Association,
are supported by the discretionary authority of the United States government to purchase the agency's obligations; still others, such as those of the Student
Loan Marketing Association and the Federal Home Loan
Mortgage Corporation
("FHLMC"), are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. Other investments of the Fund will include Government
National Mortgage Association Certificates ("GNMA
Certificates") which are
mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the United States government.
While the United States
government guarantees the payment of principal and interest on GNMA
Certificates, the market value of the securities is not guaranteed and will fluctuate. The Fund may write covered call options and secured put options and purchase put options on U.S. government securities.
The Fund also purchases and
sells interest rate futures contracts, and purchases and sells put and call options on futures contracts, as a means of hedging against changes in interest rates. The Fund may also invest in real estate investment trusts and purchase the securities of companies with less than three years of continuous operation.


   The Fund may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange
Rate-Related Securities").
The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other U.S. government securities in recognition of the foreign currency risk component of Exchange Rate-Related
Securities.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

   The Fund may borrow money (up to 25% of its total assets) to increase its investments, thereby leveraging its portfolio and exaggerating the effect on net asset value of any increase or decrease in the market value of the Fund's securities. See "Leverage through Borrowing." The Fund may enter into repurchase agreements, reverse repurchase agreements and firm commitment agreements and
"short sales against the box" and may lend its portfolio securities. The total of the Fund's direct borrowing and borrowings in connection with entering into reverse repurchase agreements will not exceed 33 1/3% of the Fund's total assets. Except when in a temporary defensive investment position, the Fund intends to maintain at least 65% of its assets invested in U.S. government securities (including futures contracts and options thereon and options relating to U.S. government securities).

   The Fund's distributions may consist of interest income from U.S. government securities, premiums from expired put and call options written by the Fund, net gains from closing purchase and sale transactions in options, futures contracts or related options, and net gains from sales of portfolio securities pursuant to options or otherwise. The investments of the Fund involve certain special risks set forth in the description of those techniques in this Prospectus and in the
Statement of Additional Information.

   The value of securities in which the Fund invests
(and therefore the Fund's
net asset value per share) generally will vary inversely with changes in interest rates and also will fluctuate in response to other factors.

   In making purchases of securities consistent with the above policies, the
Fund will be subject to the applicable restrictions referred to under
"Investment Restrictions" in the Statement of Additional Information.

   ADDITIONAL INVESTMENTS

   Repurchase Agreements. The Fund may enter into repurchase agreement transactions on U.S. government securities with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the
Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. The
Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights to them, the

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. MMC, acting under the supervision of the Board of Directors, reviews on an ongoing basis the creditworthiness and the value of the collateral of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers (but not banks). The Fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the Investment Company Act of 1940, as amended (the "1940 Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Fund will limit its investments in reverse repurchase agreements and other borrowings to no more than 33 1/3% of its total assets.

   Zero Coupon Securities. The Fund may also invest in zero coupon bonds. A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price). Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.


   Dollar Roll Transactions. The fund may enter into "dollar rolls," in which the Fund sells fixed income securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During this "roll" period, the Fund would forego principal and interest paid on such securities. The
Fund would be compensated by
the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Since the Fund will receive interest on the securities in which it invests the transaction proceeds, such transactions may involve leverage.
However, since the proceeds will be invested only in U.S. Treasury obligations and since the Fund will enter into dollar roll transactions only with dealers of sufficient creditworthiness in the judgement of the Fund's investment adviser, such transactions do not present the risks to the Fund that are associated with other types of leverage. Dollar roll transactions are considered borrowings by the Fund and will be subject to the Fund's overall borrowing limitation.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

   Firm Commitment Agreements and When-Issued
Purchases. Firm commitment
agreements and when-issued purchases call for the purchase of securities at an agreed-upon price on a specified future date, and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated. The
Fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase.
The Fund will not use such
transactions for leveraging purposes, and accordingly will segregate U.S.
government securities, cash or cash equivalents in an amount sufficient to meet its purchase obligations under the agreement.


   Loans of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund is authorized to lend securities it holds to broker dealers and other financial organizations provided:
(a) the loan is secured
continuously by collateral consisting of U.S.
government securities, cash or
cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (b) the Fund may at any time call the loan and obtain the return of the securities loaned;
(c) the Fund will receive any interest or dividends paid on the loaned securities. The risks in lending portfolio securities, as with other extensions of secured credit, consists of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
Loans will be made to firms
deemed by MMC to be in good standing and will not be made unless, in the judgement of MMC, the considerations to be earned from such loans would justify the risk.


   Short Sales. The Fund may sell securities short
"against the box." While a
short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales "against the box" are used to defer recognition of capital gains or losses.

   Options Activities. The Fund may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the Fund owns the optioned securities, if the Fund maintains in a segregated account with the Company's custodian cash, cash equivalents or U.S. government securities with a value sufficient to meet its obligations under the call, or if the Fund owns an offsetting call option. When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock or fifteen months in the case of U.S. government securities) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund foregoes any gain from an increase in the market price of the underlying security over the exercise price.
The Fund may purchase call options on securities.
However, the Fund may only
purchase a call on securities to effect a "closing purchase transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

written by the Fund on which it wishes to terminate its obligation.

   The Fund also may write and purchase put options
("puts"). When the Fund
writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. The Fund will not purchase puts on securities if more than 10% of its net assets would be invested in premiums on puts.

   The Fund may write puts on securities only if they are "secured." A put is
"secured" if the Fund maintains cash, cash equivalents or U.S. government securities with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price. The aggregate value of the obligations underlying puts written by the
Fund will not exceed 50% of its net assets. The Fund also writes "straddles," which are combinations of secured puts and covered calls on the same underlying security.

   The Fund will realize a gain (or loss) on a closing purchase transaction with respect to a call or put previously written by the Fund if the premium, plus commission costs, paid to purchase the call or put is less (or greater) than the premium, less commission costs, received on the sale of the call or put. A gain also will be realized if a call or put which the Fund has written lapses unexercised, because the Fund would retain the premium. See "Dividends,
Distributions and Taxes."

   There can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, it is difficult to predict to what extent liquid markets will develop or continue. See below for a discussion of the purchase by the Fund of options on futures contracts. See the
Statement of Additional Information for further discussion of risks involved in options trading, and particular risks applicable to options trading on U.S.
government securities, including risks involved in options trading on GNMA
Certificates.

   Swap Agreements. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

   Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the
Fund's performance. Swap agreements are subject to risks related to the counterparty's

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

   Interest Rate Futures Contracts. The Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA
Certificates and three-month Treasury bills.

   Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly. For example, if the Fund holds long-term U.S.
government securities and
MMC anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the Fund's securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing the net asset value from declining as much as it otherwise would have.
Similarly, entering into futures
contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if MMC expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

   The Fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Fund may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the Fund will set aside cash or cash equivalents sufficient to purchase the

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

amount of portfolio securities represented by the underlying futures contracts.
See "Options Activities" and "Dividends, Distributions and Taxes."


   The Fund may not purchase futures contracts or related options if,

immediately thereafter, more than 30% of the Fund's total assets would be so invested. In purchasing and selling futures contracts and related options, the
Fund will comply with rules and interpretations of the Commodity Futures Trading
Commission ("CFTC"), under which the Company is excluded from regulation as a
"commodity pool." CFTC regulations permit use of commodity futures and options for bona fide hedging purposes without limitation on the amount of assets committed to margin and option premiums.


   The Fund will not engage in transactions involving futures contracts or related options for speculation but only as a hedge against changes in the market values of debt securities held, or intended to be purchased, by the Fund and where the transactions are appropriate to reduction of the Fund's risks. The
Fund's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold
(or related put options
purchased) to protect against a decline in the price of securities that the Fund owns, or futures contracts (or related call options) will be purchased to protect the Fund against an increase in the price of securities it is committed to purchase.

   There is no assurance that the Fund will be able to close out its futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation (or no correlation) between movements in the prices of the futures contracts and of the debt securities being hedged, or price distortions due to market conditions in the futures markets. Where futures contracts are purchased to hedge against an increase in the price of long-term securities, but the long-term market declines and the Fund does not invest in long-term securities, the Fund would realize a loss on the futures contracts, which would not be offset by a reduction in the price of securities purchased. Where futures contracts are sold to hedge against a decline in the price of the Fund's long-term securities but the long-term market advances, the Fund would lose part or all of the benefit of the advance due to offsetting losses in its futures positions.

   Foreign Currency Risks. The Fund has the ability to invest up to 5% of its net assets in U.S. government securities where the principal repayment amount may be increased or decreased due to fluctuations of foreign currency exchange rates.

   Leverage through Borrowing. The Fund may borrow up to 25% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities or to acquire securities to be placed in a segregated account with the custodian for various purposes (e.g.
to secure puts written by
the Fund). The Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings, and to sell (within three days) sufficient portfolio holdings to restore

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

such coverage, if it should decline to less than 300% due to market fluctuations or otherwise, even if it is disadvantageous from an investment standpoint.
Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

   American Depositary Receipts. The Fund may purchase foreign securities and
American Depositary Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States.

   Year 2000. The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal.
There can, however, be no
assurance that MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

   PORTFOLIO TRANSACTIONS AND TURNOVER

   MMC arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Smith Barney) which, in its best judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. MMC may select brokers and dealers which provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.


   The Fund may experience high portfolio turnover as a result of its investment strategies. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. While the Fund does not intend to engage in short-term trading, it will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its respective objectives and policies.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

   For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year. The Fund's portfolio turnover rates for each of the past fiscal years are set forth under "Financial Highlights."

------------------------------------------------------
--------------------------
Valuation of Shares
------------------------------------------------------
--------------------------

   The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

   Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. United
States over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.
Notwithstanding the above, bonds
and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the
Board of Directors.

   When the Fund writes a put or call option, it records the premium received as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by the Fund is recorded as an asset and subsequently adjusted to market value.

------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes
------------------------------------------------------
--------------------------

   DIVIDENDS AND DISTRIBUTIONS


   The Fund's policy is to declare and pay monthly dividends from its net investment income. Dividends from net realized capital gains, if any, will be distributed annually. The Fund may also pay additional dividends shortly before
December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be automatically reinvested in additional same Class shares at the appropriate net asset value, with

------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------
--------------------------


no additional sales charge or CDSC.

   The per share amounts of dividends from net investment income on Classes B and C may be lower than that of Classes A and Y, mainly as a result of the distribution fees applicable to Class B and C shares.
Similarly, the per share
amounts of dividends from net investment income on Class A shares may be lower than that of Class Y, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same amount across all
Classes of Fund shares (A, B, C and Y).

   TAXES

   The following is a summary of the material federal tax considerations affecting the Fund and Fund shareholders, please refer to the SAI for further discussion. In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

   The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.

   Dividends paid from net investment income and net realized short-term securities gain, are subject to federal income tax as ordinary income.
Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

   Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S.
government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

   A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposition. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------
--------------------------


   The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

------------------------------------------------------
--------------------------
Purchase of Shares
------------------------------------------------------
--------------------------

   GENERAL

   The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions.
Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert
Allocation Series Inc., for
which there is no minimum purchase amount). See
"Prospectus Summary --
Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.


   Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly through
First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class
Y shares. Smith Barney
and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.


   Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund.
Investors in Class Y shares
may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the
Code, the minimum initial investment requirement for Class A, Class B and Class
C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic
Investment Plan

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------


on a monthly basis, the minimum initial investment requirement for Class A,
Class B and Class C shares and the subsequent investment requirement for all
Classes is $25. For shareholders purchasing shares of the Fund through the
Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual
Funds or other funds affiliated with Travelers and their spouses and children.
The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.


   Purchase orders received by the Fund or Smith
Barney prior to the close of
regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing
Brokers prior to the close of
regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

   SYSTEMATIC INVESTMENT PLAN

   Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan. Under the
Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data.
The Systematic Investment Plan also authorizes Smith
Barney to apply cash held
in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account.
Additional information is available from the Fund or a Smith Barney Financial
Consultant.

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------


   INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES


   The sales charges applicable to purchases of Class
A shares of the Fund are
as follows:

                              Sales
Sales            Dealer's
                           Charge as %         Charge
as %     Reallowance as %
  Amount of Investment  of Offering Price  of Amount
Invested  of Offering Price
------------------------------------------------------
--------------------------
  Less than $25,000           4.50%
4.71%              4.05%
  $25,000 - $49,999           4.00%
4.17%              3.60%
  $50,000 - $99,999           3.50%
3.63%              3.15%
  $100,000 - $249,999         2.50%
2.56%              2.25%
  $250,000 - $499,999         1.50%
1.52%              1.35%
  $500,000 and over             *                   *
*
------------------------------------------------------
--------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of
      1.00% on redemptions made within 12 months of purchase. The CDSC on Class
      A shares is payable to Smith Barney, which compensates Smith Barney
      Financial Consultants and other dealers whose clients make purchases of
      $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred
      Sales Charge Alternatives" and "Waivers of
CDSC."

   Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

   The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

   INITIAL SALES CHARGE WAIVERS


   Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and
employees of Travelers and its subsidiaries and any of the Smith Barney Mutual
Funds or other Travelers-affiliated funds (including retired Board Members and employees); the immediate families of such persons
(including the surviving
spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the
National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial
Consultant's prior

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------


employer, (ii) was sold to the client by the Financial
Consultant and (iii) was
subject to a sales charge; (d) purchases by shareholders who have redeemed Class
A shares in the Fund (or Class A shares of another fund of the Smith Barney
Mutual Funds that are offered with a sales charge, and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within
60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of
Travelers; (f) direct rollovers
by plan participants of distributions from a 401(k) plan offered to employees of
Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney
401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; (h) purchases by investors participating in a Smith Barney fee-based arrangement;
and (i) purchases Class A
shares by Section 403(b) or Section 401(a) or (k) accounts associated with
Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


   RIGHT OF ACCUMULATION

   Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class
A shares of the Fund and of funds sponsored by Smith
Barney, which are offered
with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

   GROUP PURCHASES

   Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative -- Class A
Shares," and will be based
upon the aggregate sales of Class A shares of Smith
Barney Mutual Funds offered
with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of
Smith Barney.

   LETTER OF INTENT

   Class A shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal.
If the goal is not
achieved within the period, the investor must pay the difference between the sale charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a
Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

   Class Y shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the same Fund within thirteen months from the date of the Letter. If a total investment of
$15,000,000 is not made within the thirteen-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.

   DEFERRED SALES CHARGE ALTERNATIVES

   "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a)
Class B shares; (b) Class C
shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

   Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents:
(a) capital appreciation of
Fund assets; (b) reinvestment of dividends or capital gains distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC
Shares, shares redeemed more than 12 months after their purchase.

   Class C shares and Class A shares that are CDSC
Shares are subject to a 1.00%
CDSC if redeemed within 12 months of purchase. In circumstances in which the
CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith
Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See
"Purchase of Shares --Smith Barney 401(k) and
ExecChoice(TM) Programs."

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------


  Year Since Purchase
  Payment Was Made
CDSC
======================================================
==========================
  First
4.50%
  Second
4.00
  Third
3.00
  Fourth
2.00
  Fifth
1.00
  Sixth and thereafter
0.00
======================================================
==========================


   Class B shares will convert automatically to Class
A shares eight years after
the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of Class B shares (other than Class B Dividend
Shares) owned by the
shareholder. See "Prospectus Summary -- Alternative
Purchase Arrangements --
Class B Shares Conversion Feature."

   The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney
Mutual Funds, and Fund
shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

   To provide an example, assume an investor purchased
100 Class B shares at $10
per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

   WAIVERS OF CDSC

   The CDSC will be waived on: (a) exchanges (see
"Exchange Privilege"); (b)
automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise.
In addition, a
shareholder who has redeemed shares from other funds of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

   CDSC waivers will be granted subject to
confirmation (by Smith Barney in the
case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

   SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

   Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

   The Fund offers to Participating Plans Class A and
Class C shares as
investment alternatives under the Smith Barney 401(k) and ExecChoice(TM)
Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating
Plan has made an initial
investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

   Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of
Class A shares of one or more funds of the Smith
Barney Mutual Funds.

   Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of
Class C shares of one or more funds of the Smith
Barney Mutual Funds.

   401(k) and ExecChoice(TM) Plans Opened On or After
June 21, 1996. If, at the
end of the fifth year after the date the Participating
Plan enrolled in the
Smith Barney 401(k) Program or the Smith Barney
ExecChoice(TM) Program, a
Participating Plan's total Class C holdings in all non-money market Smith Barney
Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund.

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

(For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such
Participating Plans will be
notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

   401(k) Plans Opened Prior to June 21, 1996. In any year after the date a
Participating Plan enrolled in the Smith Barney 401(k)
Program, if its total
Class C holdings in all non-money market Smith Barney
Mutual Funds equal at
least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

   Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Programs, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such
Plans will be notified of the
pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

   Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program or the Smith Barney
ExecChoice(TM) Program must purchase
such shares directly from First Data. For further information regarding these
Programs, investors should contact a Smith Barney
Financial Consultant.

   Existing 401(k) Plans Investing in Class B Shares.
Class B shares of the Fund
are not available for purchase by Participating Plans opened on or after June
21, 1996, but may continue to be purchased by any Participating Plan in the
Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k)
Program.

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

   At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating
Plan will be offered the
opportunity to exchange all of its Class B shares for Class A shares of the
Fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a
Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the
Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating
Plan will have the same
conversion feature as Class B shares held by other investors. See "Purchase of
Shares -- Deferred Sales Charge Alternatives."

   No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k)
Program, unlike the
applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

   The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating
Plan; (b) the termination of
employment of an employee in the Participating Plan;
(c) the death or disability
of an employee in the Participating Plan; (d) the attainment of age 591/2 by an employee in the Participating Plan; (e) hardship of an employee in the
Participating Plan to the extent permitted under
Section 401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating
Plan to an employee.

------------------------------------------------------
--------------------------
Exchange Privilege
------------------------------------------------------
--------------------------

   Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same
Class in the following
funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence.
Exchanges of Class A, Class B and
Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

------------------------------------------------------
--------------------------
Exchange Privilege (continued)
------------------------------------------------------
--------------------------

    FUND NAME

    Growth Funds

    Concert Peachtree Growth Fund
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Large Cap Blend Fund
    Smith Barney Large Capitalization Growth Fund
    Smith Barney Managed Growth Fund
    Smith Barney Natural Resources Fund Inc.
    Smith Barney Small Cap Blend Fund, Inc.
    Smith Barney Special Equities Fund

    Growth and Income Funds

    Concert Social Awareness Fund
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc. -- Large Cap Value Fund

    Smith Barney Premium Total Return Fund
    Smith Barney Utilities Fund

    Taxable Fixed-Income Funds

 ** Smith Barney Adjustable Rate Government Income
Fund
    Smith Barney Diversified Strategic Income Fund
+++ Smith Barney Funds, Inc. -- Short-Term U.S.
Treasury Securities Fund
    Smith Barney Funds, Inc. -- U.S. Government
Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.
    Smith Barney Total Return Bond Fund

    Tax-Exempt Funds


    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
  * Smith Barney Intermediate Maturity California
Municipals Fund
  * Smith Barney Intermediate Maturity New York
Municipals Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    Smith Barney Muni Funds -- Florida Portfolio
    Smith Barney Muni Funds -- Georgia Portfolio
 *  Smith Barney Muni Funds -- Limited Term Portfolio
    Smith Barney Muni Funds -- National Portfolio
    Smith Barney Muni Funds -- New York Portfolio
    Smith Barney Muni Funds -- Pennsylvania Portfolio
    Smith Barney Municipal High Income Fund

------------------------------------------------------
--------------------------
Exchange Privilege (continued)
------------------------------------------------------
--------------------------

    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund

    Global-International Funds

    Smith Barney Hansberger Global Small Cap Value
Fund
    Smith Barney Hansberger Global Value Fund
    Smith Barney World Funds, Inc. -- Emerging Markets
Portfolio
    Smith Barney World Funds, Inc. -- European
Portfolio
    Smith Barney World Funds, Inc. -- Global
Government Bond Portfolio
    Smith Barney World Funds, Inc. -- International
Balanced Portfolio
    Smith Barney World Funds, Inc. -- International
Equity Portfolio
    Smith Barney World Funds, Inc. -- Pacific
Portfolio

    Smith Barney Concert Allocation Series

    Smith Barney Concert Allocation Series Inc. --
Balanced Portfolio
    Smith Barney Concert Allocation Series Inc. --
Conservative Portfolio
    Smith Barney Concert Allocation Series Inc. --
Global Portfolio
    Smith Barney Concert Allocation Series Inc. --
Growth Portfolio
    Smith Barney Concert Allocation Series Inc. --
High Growth Portfolio
    Smith Barney Concert Allocation Series Inc. --
Income Portfolio

    Money Market Funds

  + Smith Barney Exchange Reserve Fund
 ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
 ++ Smith Barney Money Funds, Inc. -- Government
Portfolio
*** Smith Barney Money Funds, Inc. -- Retirement
Portfolio
+++ Smith Barney Muni Funds -- California Money Market
Portfolio
+++ Smith Barney Muni Funds -- New York Money Market
Portfolio
+++ Smith Barney Municipal Money Market Fund, Inc.

======================================================
==========================

*     Available for exchange with Class A, Class C and
Class Y shares of the
      Fund.

**    Available for exchange with Class A and Class B
shares of the Fund. In
      addition, shareholders who own Class C shares of the Fund through the
      Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.

***   Available for exchange with Class A shares of
the Fund.
+     Available for exchange with Class B and Class C
shares of the Fund.
++    Available for exchange with Class A and Class Y
shares of the Fund. In
      addition, Participating Plans opened prior to
June 21, 1996 and investing
      in Class C shares may exchange Fund shares for
Class C shares of this
      fund.
+++   Available for exchange with Class A and Class Y
shares of the Fund.

   Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new
Class B shares will be
deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

------------------------------------------------------
--------------------------
Exchange Privilege (continued)
------------------------------------------------------
--------------------------

   Class C Exchanges. Upon an exchange, the new Class
C shares will be deemed to
have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

   Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective class in any of the funds identified above may do so without imposition of any charge.

   Additional Information Regarding the Exchange
Privilege. Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. MMC may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney
Mutual Funds listed above,
which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

   Certain shareholders may be able to exchange shares by telephone. See
"Redemption of Shares -- Telephone Redemption and
Exchange Program." Exchanges
will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

------------------------------------------------------
--------------------------
Redemption of Shares
------------------------------------------------------
--------------------------

   The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

   If a shareholder holds shares in more than one
Class, any request for

------------------------------------------------------
--------------------------
Redemption of Shares (continued)
------------------------------------------------------
--------------------------

redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances.
Generally, if the redemption
proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith
Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

   Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial
Consultant. Shares other than those
held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

        Smith Barney Government Securities Fund
        Class A, B, C or Y (please specify)
        c/o First Data Investors Services Group, Inc.
        P.O. Box 5128
        Westborough, Massachusetts 01581-5128

   A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate stock power or redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

   TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

   Shareholders who do not have a Smith Barney brokerage account may be eligible

------------------------------------------------------
--------------------------
Redemption of Shares (continued)
------------------------------------------------------
--------------------------

to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by First Data upon request.
(Alternatively, an investor
may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the
Fund.)


   Redemptions. Redemption requests of up to $10,000 of any Class or Classes of the Fund's shares may be made by eligible shareholders by calling First Data at
1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New
York City time) on any day the NYSE is open.
Redemption requests received after
the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.


   A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank.
The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new
Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

   Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged.
Such exchange requests may
be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
(New York City time) any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

   Additional Information regarding Telephone
Redemption and Exchange Program.
Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven

------------------------------------------------------
--------------------------
Redemption of Shares (continued)
------------------------------------------------------
--------------------------

(7) days' prior notice to shareholders.

   AUTOMATIC CASH WITHDRAWAL PLAN

   The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least
$10,000 may elect to
receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable
CDSC will not be waived on
amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial
Consultant.

------------------------------------------------------
--------------------------
Minimum Account Size
------------------------------------------------------
--------------------------

   The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

------------------------------------------------------
--------------------------
Performance
------------------------------------------------------
--------------------------

   YIELD

   From time to time, the Fund advertises the 30 day
"yield" of each Class of
shares. The Fund's yield refers to the income generated by an investment in those shares over the 30 day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Class during the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming the amount of income is generated each month over a one year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

   TOTAL RETURN

   From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and

------------------------------------------------------
--------------------------
Performance (continued)
------------------------------------------------------
--------------------------

Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%.
The standard average annual total return, as prescribed by the SEC, is derived from this total return which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles.
The Fund may also include
comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper
Analytical Services, Inc.
or similar independent services that monitor the performance of mutual funds, or other industry publications.

------------------------------------------------------
--------------------------
Management of the Company and the Fund
------------------------------------------------------
--------------------------

   BOARD OF DIRECTORS

   Overall responsibility for management and supervision of the Company rests with the Company's Board of Directors. The Directors approve all significant agreements between the Company and the companies that furnish services to the
Company and the Fund, including agreements with the Fund's distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The SAI contains background information regarding each Director and executive officer of the Company.

   INVESTMENT ADVISER -- MMC

   MMC, located at 388 Greenwich Street, New York, New
York 10013, serves as the
Fund's investment adviser. The Adviser (through predecessor entities) has been in the investment counseling business since 1940. The
Adviser renders

------------------------------------------------------
--------------------------
Management of the Company and the Fund (continued)
------------------------------------------------------
--------------------------

investment advice to investment companies which had aggregate assets under management as of March 31, 1998 of approximately
$100.5 billion.

   Subject to the supervision and direction of the Company's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered, the Fund pays the Adviser a fee at the following annual rates of average daily net assets:
0.35% up to $2 billion,
0.30% of the next $2 billion, 0.25% of the next $2
billion, 0.20% of the next $2
billion and 0.15% of net assets thereafter. For the fiscal year ended December
31, 1997, the Adviser was paid investment advisory fees equal to 0.35% of the value of the Fund's average daily net assets.

   PORTFOLIO MANAGEMENT

   James E. Conroy, Managing Director of Smith Barney, has served as Vice
President and Investment Officer of the Fund since the Fund's commencement of operations (March 20, 1984) and manages the day-to-day operations of the Fund, including making all investment decisions.

   Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended
December 31, 1997 is included in
the Fund's Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial
Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

   ADMINISTRATOR -- MMC

   MMC also serves as the Fund's administrator and oversees all aspects of the
Fund's administration. For administration services rendered, the Fund pays the
Administrator a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.


   On April 6, 1998, Travelers announced that it had entered into a Merger
Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also subject to approval by the stockholders of each of Travelers and Citicorp. Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Holding
Company Act of 1956 (the
"BCHA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BCHA and the Glass-Steagall Act are

------------------------------------------------------
--------------------------
Management of the Company and the Fund (continued)
------------------------------------------------------
--------------------------


still under review, MMC does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the
Fund with the same level of investment advisory services that it currently receives.

------------------------------------------------------
--------------------------
Distributor
------------------------------------------------------
--------------------------


   Smith Barney is located at 388 Greenwich Street,
New York, New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule
12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets attributable to those Classes. Class B shares that automatically convert to
Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its
Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include:
advertising expenses; the cost
of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

   The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale with respect to Class A, Class B and Class C shares, and a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial
Consultants may receive
different levels of compensation for selling different
Classes of shares.

   Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred.
The Company's Board of
Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

------------------------------------------------------
--------------------------
Additional Information
------------------------------------------------------
--------------------------

   The Company was organized as a Maryland corporation pursuant to Articles of
Incorporation dated September 29, 1981, as amended from time to time. The Fund offers shares of common stock currently classified into four Classes, A, B, C and Y, with a par value of $.001 per share. Each Class of shares has the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class;
(c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.


   PNC Bank, located at 17th and Chestnut Streets,
Philadelphia PA 19103, serves
as custodian of the Company's investments.

   First Data, located at Exchange Place, Boston,
Massachusetts 02109, serves as
the Company's transfer agent.


   The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing
Directors unless and
until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least
10% of the Company's
outstanding shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that Class.
Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one Class of shares.

   The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith
Barney Financial Consultants
or First Data.

SMITH BARNEY

------------

                                                A
Member of TravelersGroup[Logo]


Smith Barney

Government

Securities

Fund


388 Greenwich Street

New York, New York 10013


FD 0234 4/98



------------------------------------------------------
--------------------------
Prospectus
April 30, 1998
------------------------------------------------------
--------------------------

      Smith Barney Investment Grade Bond Fund
      3100 Breckinridge Blvd., Bldg. 200
      Duluth, Georgia 30099-0062
      (800) 544-5445


      Smith Barney Investment Grade Bond Fund (the
"Fund") has an investment
objective of high current income consistent with prudent investment management and preservation of capital by investing in bonds and other income-producing securities.

      The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney
Investment Funds Inc. (the
"Company"). The Company is an open-end management investment company commonly referred to as a mutual fund.

      This Prospectus sets forth concisely certain information about the Company and the Fund, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and to retain it for future reference.


      Additional information about the Fund and the Company is contained in a
Statement of Additional Information (the "SAI") dated
April 30, 1998, as amended
or supplemented from time to time, that is available upon request and without charge by calling or writing the Company at the telephone number or address set forth above or by contacting a Registered
Representative of PFS Investments Inc.
("PFS Investments"). The SAI has been filed with the Securities and Exchange
Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.


PFS Distributors, Inc.
Distributor


Mutual Management Corp.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
MISREPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.

------------------------------------------------------
--------------------------
Table of Contents
------------------------------------------------------
--------------------------

Prospectus Summary
3
------------------------------------------------------
--------------------------
Financial Highlights
9
------------------------------------------------------
--------------------------
Investment Objective and Management Policies
12
------------------------------------------------------
--------------------------

Valuation of Shares
18
------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes
19
------------------------------------------------------
--------------------------
Purchase of Shares
21
------------------------------------------------------
--------------------------
Exchange Privilege
25
------------------------------------------------------
--------------------------
Redemption of Shares
27
------------------------------------------------------
--------------------------
Minimum Account Size
29
------------------------------------------------------
--------------------------
Performance
29
------------------------------------------------------
--------------------------
Management of the Company and the Fund
30
------------------------------------------------------
--------------------------
Distributor
32
------------------------------------------------------
--------------------------
Additional Information
33
------------------------------------------------------
--------------------------


======================================================
==========================
      No person has been authorized to give any
information or to make any
representations in connection with this offering other
than those contained in
this Prospectus and, if given or made, such other
information or representations
must not be relied upon as having been authorized by
the Fund or the
distributor. This Prospectus does not constitute an
offer by the Fund or the
distributor to sell or a solicitation of an offer to
buy any of the securities
offered hereby in any jurisdiction to any person to
whom it is unlawful to make
such an offer or solicitation in such jurisdiction.
======================================================
==========================

------------------------------------------------------
--------------------------
Prospectus Summary
------------------------------------------------------
--------------------------


The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI.
Cross references in this
summary are to headings in the Prospectus. See "Table of Contents."


INVESTMENT OBJECTIVE. The Fund is an open-end, diversified management investment company that seeks to provide as high a level of current income as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the Fund will invest at least 65% of its assets in bonds. See
"Investment Objective and Management Policies".


ALTERNATIVE PURCHASE ARRANGEMENTS. The Fund offers two classes of shares
("Classes") to investors purchasing through PFS
Investments Registered
Representatives designed to provide them with the flexibility of selecting an investment best suited to their needs. The two Classes of shares available are:
Class A shares and Class B shares. See "Purchase of
Shares" and "Redemption of
Shares." In addition to Class A and Class B shares, the Fund offers Class C and Class Y shares to investors purchasing through Smith
Barney Inc. ("Smith
Barney"), a distributor of the Fund. Those shares have different sales charges and other expenses than Class A and Class B shares which may affect performance.

      Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge
("CDSC") of 1.00% on
redemptions made within 12 months of purchase. See
"Prospectus Summary - Reduced
or No Initial Sales Charge."


      Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of this Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.


      Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time.
See "Purchase of Shares-Deferred Sales Charge
Alternatives."

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

      In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

      Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.


      Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within
12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares held in funds sponsored by Smith
Barney listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See
"Purchase of Shares". Because
the ongoing expenses of Class A shares may be lower than those for Class B shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.


      PFS Investments Registered Representatives may receive different compensation for selling different classes of shares.
Investors should
understand that the purpose of the CDSC on the Class B shares is the same as that of the initial sales charge on the Class A shares.

      See "Purchase of Shares" and "Management of the Company and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares", "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.


PURCHASE OF SHARES. Shares may be purchased through the Fund's distributor, PFS
Distributors, Inc. ("PFS"). See "Purchase of Shares."


INVESTMENT MINIMUMS. Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-
Employed Retirement Plan.

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------


Subsequent investments of at least $50 may be made for both Classes. For participants in retirement plans qualified under
Section 403(b)(7) or Section
401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), the minimum initial and subsequent investment requirement for both Classes is $25.
The minimum initial and subsequent investment requirement for both Classes through the Systematic Investment Plan described below is $25. See"Purchase of
Shares."

SYSTEMATIC INVESTMENT PLAN. The Fund offers shareholders a Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month for Fund shares in an amount of at least
$25. See "Purchase of
Shares."

REDEMPTION OF SHARES. Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See
"Purchase of Shares"
and"Redemption of Shares."

MANAGEMENT OF THE FUND. Mutual Management Corp.
("MMC") (formerly known as Smith
Barney Mutual Funds Management Inc.) serves as the
Fund's investment adviser and
administrator. MMC provides investment advisory and management services to investment companies affiliated with Smith Barney. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"). Holdings is a
wholly owned subsidiary of Travelers Group Inc.
("Travelers"), a diversified
financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment
Services, including Asset
Management, Consumer Finance Services, Life Insurance
Services and Property &
Casualty Insurance Services. See "Management of the
Company and the Fund".


EXCHANGE PRIVILEGE. Shares of a Class may be exchanged for shares of the same class of certain other funds of the Smith Barney
Mutual Funds at the respective
net asset values next determined. See "Exchange
Privilege".


VALUATION OF SHARES. Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from PFS Shareholder Services (the "Sub-Transfer
Agent"). See "Valuation of
Shares."

DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared monthly. Distributions of net realized long-and short-term capital gains, if any, are declared and paid at least annually. See
"Dividends, Distributions and
Taxes."


REINVESTMENT OF DIVIDENDS. Dividends and distributions paid on shares of a Class will be reinvested automatically in additional shares of the same Class at current net asset value unless otherwise specified by an investor. Shares acquired by

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------


dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See
"Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS. The Company is designed for long-term investors and not for investors who intend to liquidate their investment after a short period. Neither the Company as a whole nor any particular fund in the
Company, including the Fund, constitutes a balanced investment plan. There can be no assurance that the Fund will achieve its investment objective. The Fund does not have a stated maturity policy, but will generally invest in medium- to long-term securities which are generally more sensitive to interest rate changes, market conditions and other economic news than shorter-term securities.
The Fund may employ investment techniques which involve certain risks, including entering into repurchase agreements and reverse repurchase agreements, lending portfolio securities, selling securities short and investing in foreign securities through the use of American Depositary
Receipts. See "Investment
Objective and Management Policies-Additional
Investments."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

Investment Grade Bond Fund
Class A    Class B
======================================================
==========================
Shareholder Transaction Expenses
  Maximum sales charge imposed on purchases
    (as a percentage of offering price)
4.50%     None
  Maximum CDSC (as a percentage of original cost or
    redemption proceeds, whichever is lower)
None*     4.50%
======================================================
==========================
Annual Fund Operating Expenses
  (as a percentage of average net assets)
  Management fees
0.65%     0.65%
  12b-1 fees**
0.25      0.75
  Other expenses
0.12      0.11
======================================================
==========================
TOTAL FUND OPERATING EXPENSES
1.02%     1.51%
======================================================
==========================

* Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee.


The sales charge and CDSC set forth in the above table are the maximum charges imposed upon purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of

------------------------------------------------------
--------------------------
Prospectus Summary (continued)
------------------------------------------------------
--------------------------

Class B and certain Class A shares, the length of time the shares are held. See
"Purchase of Shares" and "Redemption of Shares". PFS receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares.
With respect to Class B shares, PFS receives an annual
12b-1 fee of 0.75% of the
value of average daily net assets of that Class, consisting of a 0.25% service fee and a 0.50% distribution fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.


EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Fund."

Investment Grade Bond Fund          1 year     3 years
5 years    10 years*
======================================================
==========================
An investor would pay the
following expenses on a
$1,000 investment, assuming
(1) 5.00% annual return and
(2) redemption at the end of
each time period:
     Class A                          $55         $76
$99        $164
     Class B                           60          78
87         167

An investor would pay the
following expenses on the
same investment, assuming
the same annual return and
no redemption:
     Class A                           55          76
99         164
     Class B                           15          48
82         167
======================================================
==========================


* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.


      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods.
To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered representative of past or future expenses and actual expenses may be greater or less than those shown.

                      (This page intentionally left
blank.)

------------------------------------------------------
--------------------------
Financial Highlights
------------------------------------------------------
--------------------------


      The following information for the three-year period ended December 31,
1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1997. The following information for the fiscal years ended
December 31, 1988 through
December 31, 1994 has been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information.


For a Class A share outstanding throughout each year:


Investment Grade Bond Fund                    1997
1996       1995(1)     1994(1)     1993(1)     1992(2)
======================================================
======================================================
=====
Net Asset Value, Beginning of Year           $12.27
$13.25      $10.67      $13.01      $11.89      $11.67
------------------------------------------------------
------------------------------------------------------
-----
Income (Loss) From Operations:
  Net investment income                        0.80
0.80        0.83        0.74        0.88        0.14
  Net realized and unrealized gain (loss)      1.20
(0.90)       2.80       (1.88)       1.27        0.23
------------------------------------------------------
------------------------------------------------------
-----
Total Income (Loss) From Operations            2.00
(0.10)       3.63       (1.14)       2.15        0.37
------------------------------------------------------
------------------------------------------------------
-----
Less Distributions From:
  Net investment income                       (0.80)
(0.76)      (0.89)      (0.86)      (0.89)      (0.14)
  Net realized gains                          (0.28)
(0.12)      (0.16)      (0.31)      (0.14)         --
  Capital                                        --
--          --       (0.03)         --       (0.01)
------------------------------------------------------
------------------------------------------------------
-----
Total Distributions                           (1.08)
(0.88)      (1.05)      (1.20)      (1.03)      (0.15)
------------------------------------------------------
------------------------------------------------------
-----
Net Asset Value, End of Year                 $13.19
$12.27      $13.25      $10.67      $13.01      $11.89
------------------------------------------------------
------------------------------------------------------
-----
Total Return                                  17.10%
(0.47)%     35.29%      (8.95)%     18.45%
3.25%++
------------------------------------------------------
------------------------------------------------------
-----
Net Assets, End of Year (millions)             $222
$206        $226        $181         $10          $1
------------------------------------------------------
------------------------------------------------------
-----
Ratios to Average Net Assets:
  Expenses                                     1.02%
1.04%       1.11%       1.11%       1.11%
1.03%++
  Net investment income                        6.43
6.63        7.02        7.35        6.67        7.53+
------------------------------------------------------
------------------------------------------------------
-----
Portfolio Turnover Rate                          39%
48%         49%         18%         65%         47%
======================================================
======================================================
=====

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from November 6, 1992 (inception date) to December 31,
    1992.
* For the year ended December 31, 1992, the expense ratio excludes interest expense. The expense ratio including interest expense would have been
    1.04% (annualized).

++  Total return is not annualized, as it may not be
representative of the
    total return for the year.
+   Annualized.

------------------------------------------------------
--------------------------
Financial Highlights (continued)
------------------------------------------------------
--------------------------

For a Class B share outstanding throughout each year:


Investment Grade Bond Fund               1997
1996      1995(1)   1994(1)    1993(1)    1992
1991
======================================================
======================================================
==
Net Asset Value, Beginning of Year      $12.29
$13.25     $10.67    $13.01     $11.89    $11.80
$10.43
------------------------------------------------------
------------------------------------------------------
--
Income (Loss) From Operations:
  Net investment income                   0.75
0.74       0.77      0.82       0.80      0.83
0.86
  Net realized and unrealized
    gain (loss)                           1.18
(0.90)      2.80     (2.02)      1.29      0.12
1.38
------------------------------------------------------
------------------------------------------------------
--
Total Income (Loss) From Operations       1.93
(0.16)      3.57     (1.20)      2.09      0.95
2.24
------------------------------------------------------
------------------------------------------------------
--
Less Distributions From:
  Net investment income                  (0.75)
(0.68)     (0.83)    (0.80)     (0.83)    (0.83)
(0.87)
  Net realized gains                     (0.28)
(0.12)     (0.16)    (0.31)     (0.14)       --
--
  Capital                                   --
--        .--     (0.03)       .--     (0.03)        -
-
------------------------------------------------------
------------------------------------------------------
--
Total Distributions                      (1.03)
(0.80)     (0.99)    (1.14)     (0.97)    (0.86)
(0.87)
------------------------------------------------------
------------------------------------------------------
--
Net Asset Value, End of Year            $13.19
$12.29     $13.25    $10.67     $13.01    $11.89
$11.80
------------------------------------------------------
------------------------------------------------------
--
Total Return++                           16.44%
(0.89)%    34.63%    (9.41)%    18.06%     8.36%
22.50%
------------------------------------------------------
------------------------------------------------------
--
Net Assets, End of Year (millions)        $249
$258       $289      $221       $476      $432
$414
------------------------------------------------------
------------------------------------------------------
--
Ratios to Average Net Assets:
  Expenses                                1.51%
1.54%      1.61%     1.57%      1.58%     1.57%*
1.53%
  Net investment income                   5.95%
6.13       6.51      6.89       6.20      6.99
7.90
------------------------------------------------------
------------------------------------------------------
--
Portfolio Turnover Rate                     39%
48%        49%       18%        65%       47%
82%
======================================================
======================================================
==

Investment Grade Bond Fund             1990      1989
1988
======================================================
=================
Net Asset Value, Beginning of Year    $11.01    $10.33
$10.55
------------------------------------------------------
-----------------
Income (Loss) From Operations:
  Net investment income                 0.86
0.87***     0.90***
  Net realized and unrealized
    gain (loss)                        (0.57)     0.68
(0.24)
------------------------------------------------------
-----------------
Total Income (Loss) From Operations     0.29      1.55
0.66
------------------------------------------------------
-----------------
Less Distributions From:
  Net investment income                (0.87)
(0.87)      (0.88)
  Net realized gains                      --        --
--
  Capital                                 --        --
 .--
------------------------------------------------------
-----------------
Total Distributions                    (0.87)
(0.87)      (0.88)
------------------------------------------------------
-----------------
Net Asset Value, End of Year          $10.43    $11.01
$10.33
------------------------------------------------------
-----------------
Total Return++                          2.98%
15.57%       6.43%
------------------------------------------------------
-----------------
Net Assets, End of Year (millions)      $406      $483
$533
------------------------------------------------------
-----------------
Ratios to Average Net Assets:
  Expenses                              1.58%
1.63%**     1.22%**
  Net investment income                 8.20      8.07
8.74
------------------------------------------------------
-----------------
Portfolio Turnover Rate                   59%
118%         72%
======================================================
=================

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data of the period.
* For the year ended December 31, 1992, the expense ratio excludes interest expense. The expense ratio including interest expense was 1.58%.

** Annualized expense ratio before waiver of fees by the distributor for the years ended December 31, 1989 and 1988 were 1.66% and 1.57%, respectively.
*** Net investment income before waiver of fees by the distributor would have been $0.86 and $0.87 for the years ended December
31, 1989 and 1988,
    respectively.


                                    10 & 11

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
------------------------------------------------------
--------------------------


      Set forth below is a description of the
investment objective and policies
of the Fund. There can be no assurance that the Fund will achieve its investment objective. Certain instruments and techniques discussed in this summary are described in greater detail in this Prospectus under "Additional Investments" and in the Statement of Additional Information. A description of the rating systems of Moody's Investors Service Inc. ("Moody's") and Standard & Poor's
Ratings Group ("S&P") is contained in the Appendix to the Statement of
Additional Information.

      The Fund's investment objective is to provide as high a level of current income as is consistent with prudent investment management and preservation of capital. The Fund's investment objective may not be changed without the approval of the "vote of a majority of the Fund's outstanding voting securities" as defined in the Investment
Company Act of 1940 (the "1940 Act".) The Fund seeks to achieve its objective by investing primarily in fixed income securities that are of a higher credit quality and present a lower risk of principal loss at maturity. Such securities are typically considered
"investment grade" quality,
i.e., securities having a rating by a nationally recognosed statistical ratings organization ("NRSRO") within one of the four highest rating categories of their class. The Fund will invest primarily in the following securities: corporate bonds rated in the highest four categories for debt securities by an NRSRO (such as Baa or better by Moody's or BBB or better by S&P);
U.S. government
securities; commercial paper issued by domestic corporations and rated in the top two categories for short-term debt securities by an NRSRO (such as Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P), or, if not rated, issued by a corporation having an outstanding debt issue rated in the highest two ratings categories for debt securities by an NRSRO (such as Aa or better by Moody's or
AA or better by S&P); negotiable bank certificates of deposit and bankers' acceptances issued by domestic banks (but not their foreign branches) having total assets in excess of $1 billion; and high-yielding common stocks and warrants. Obligations rated in the lowest of the top four rating categories
(such as Baa by Moody's or BBB by S&P) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that Moody's, S&P and other
NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by the Fund, although MMC will consider these events in determining whether the
Fund should continue to hold the securities.


      The Fund's portfolio will be managed by
purchasing and selling securities,
as well as holding selected securities to maturity. In managing the Fund's portfolio,

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------


MMC analyzes the business and credit qualities of a particular issuer as well as the economy in general to identify and monitor trends and to identify fixed-income securities with characteristics most likely to meet the Fund's objective. This process requires ongoing adjustments to the portfolio based on the relative values or maturities of individual debt securities or changes in the credit-worthiness or overall investment merits of an issue.


      Any such change in the Fund's portfolio may result in increases or decreases in the Fund's current income available for distribution to shareholders. If the Fund's expectations of changes in interest rates or its evaluation of the normal yield relationships between securities prove to be incorrect, the Fund's income, net asset value and potential capital gain may be reduced or its potential capital loss may be increased. An increase in interest rates will generally reduce the value of portfolio investments (and, therefore, the net asset value of the shares of the Fund), and a decline in interest rates will generally increase their value. The average weighted maturity of a bond fund can be used to measure the fund's sensitivity to interest rate movements.
The longer the Fund's average weighted maturity, the more sensitive the net asset value is to interest rate changes. The Fund has no stated maturity policy, but generally invests in medium- to long-term securities. At times, the Fund's portfolio may have an average weighted maturity exceeding 25 years which would result in the Fund's net asset value being extremely sensitive to interest rate movements. Since all investments, including securities with a higher credit quality, have inherent market risks and fluctuations in value due to changing economic conditions and other factors, the Fund, of course, cannot assure that its investment objective will be achieved.

      The Fund may enter into repurchase agreements, reverse repurchase agreements, firm commitment agreements, "short sales against the box", borrow money from banks as a temporary measure for extraordinary or emergency purposes, invest in real estate investment trusts, purchase the securities of companies with less than three years of continuous operation and may lend its portfolio securities. Except when in a temporary defensive investment position, the Fund intends to maintain at least 65% of its assets invested in investment grade bonds.


      In making purchases of securities consistent with the above policies, the
Fund will be subject to the applicable restrictions referred to under
"Investment Restrictions" in the SAI.


      ADDITIONAL INVESTMENTS

      U.S. Government Securities. U.S. government securities are obligations of, or are guaranteed by, the United States government, its agencies or instrumentalities. These include bills, certificates of indebtedness, notes, and bonds issued by the United States Treasury or by agencies or instrumentalities of the United States government. Some U.S. government securities, such as U.S.
Treasury bills and bonds, are supported by the full faith and credit of the
United States Treasury;

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------

others are supported by the right of the issuer to borrow from the United States
Treasury; others, such as those of the Federal
National Mortgage Association,
are supported by the discretionary authority of the United States government to purchase the agency's obligations; still others, such as those of the Student
Loan Marketing Association and the Federal Home Loan
Mortgage Corporation
("FHLMC") are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. Other investments will include
Government National Mortgage
Association Certificates ("GNMA Certificates"), which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the United States government. While the United States government guarantees the payment of principal and interest on GNMA Certificates, the market value of the securities is not guaranteed and will fluctuate.

      Yankee Obligations. The Fund may invest in
Yankee obligations. Yankee
obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include:
adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

      Repurchase Agreements. The Fund may enter into repurchase agreement transactions on U.S. government securities with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the
Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. The
Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------


losing all or part of the income from the agreement.
MMC, acting under the
supervision of the Board of Directors, reviews on an ongoing basis the creditworthiness and the value of the collateral of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of cash or other debt obligations of any grade having a value equal to or greater than the Fund's obligations, provided such securities have been determined by MMC to be liquid and unencumbered and are marked to market daily pursuant to guidelines established by the Directors
("eligible segregated assets") to cover its obligations under reverse repurchase agreements with broker-dealers (but not banks). The
Fund will invest the
proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the 1940
Act, reverse repurchase agreements may be considered borrowings by the seller;
accordingly, the Fund will limit its investments in reverse repurchase agreements and other borrowings to no more than 331/3% of its total assets.


      Firm Commitment Agreements and When-Issued
Purchases. Firm commitment
agreements and when-issued purchases call for the purchase of securities at an agreed-upon price on a specified future date, and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated. The
Fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase.
The Fund will not use such
transactions for leveraging purposes, and accordingly will segregate eligible segregated assets in an amount sufficient to meet its purchase obligations under the agreement.


      Loans of Portfolio Securities. Consistent with applicable regulatory requirements, The Fund may lend its portfolio securities provided: (a) the loan is secured continuously by collateral consisting of U.S. government securities, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (b) the Fund may at any time call the loan and obtain the return of the securities loaned and (c) the Fund will receive any interest or dividends paid on the loaned securities. The risks in lending portfolio securities, as with other extensions of secured credit, consists of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by MMC to be in good standing and will not be made unless, in the judgement of MMC, the consideration to be earned from such loans would justify the risk.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------


      Interest Rate Futures Contracts The Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date.
Futures contracts are
traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts.
Currently, there are
futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA Certificates and three-month Treasury bills.

      Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly. For example, if the Fund holds long-term U.S.
government securities and
MMC anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the Fund's securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing the net asset value from declining as much as it otherwise would have.
Similarly, entering into futures
contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if MMC expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

      The Fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The Fund may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the Fund will set aside cash or cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------


      The Fund may not purchase futures contracts or related options if, immediately thereafter, more than 30% of the Fund's total assets would be so invested. In purchasing and selling futures contracts and related options, the
Fund will comply with rules and interpretations of the Commodity Futures Trading
Commission ("CFTC"), under which the Company is excluded from regulation as a
"commodity pool." CFTC regulations permit use of commodity futures and options for bona fide hedging purposes without limitations on the amount of assets committed to margin and option premiums.

      The Fund will not engage in transactions involving futures contracts or related options for speculation but only as a hedge against changes in the market values of debt securities held, or intended to be purchased, by the Fund and where the transactions are appropriate to reduction of the Fund's risks. The
Fund's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold
(or related put options
purchased) to protect against a decline in the price of securities that the Fund owns, or futures contracts (or related call options) will be purchased to protect the Fund against an increase in the price of securities it is committed to purchase.

      There is no assurance that the Fund will be able to close out its futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be an imperfect correlation (or no correlation) between movements in the prices of the futures contracts and of the debt securities being hedged, or price distortions due to market conditions in the futures markets. Where futures contracts are purchased to hedge against an increase in the price of long-term securities, but the long-term market declines and the Fund does not invest in long-term securities, the Fund would realize a loss on the futures contracts, which would not be offset by a reduction in the price of securities purchased. Where futures contracts are sold to hedge against a decline in the price of the Fund's long-term securities but the long-term market advances, the Fund would lose part or all of the benefit of the advance due to offsetting losses in its futures positions.


      Short Sales. The Fund may sell securities short
"against the box". While a
short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales "against the box" are used to defer recognition of capital gains or losses.

      American Depositary Receipts. The Fund may purchase American Depositary
Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the
United States.

------------------------------------------------------
--------------------------
Investment Objective and Management Policies
(continued)
------------------------------------------------------
--------------------------


      Year 2000. The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith
Barney, the Fund's
Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.


      PORTFOLIO TRANSACTIONS AND TURNOVER


      MMC arranges for the purchase and sale of the Fund's securities and selects broker-dealers (including Smith Barney) which, in its best judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. MMC may select broker-dealers which provide it with research services and may cause the Fund to pay such broker-dealers commissions which exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.

      For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year. The Fund's portfolio turnover rates for each of the past fiscal years are set forth under "Financial Highlights."


------------------------------------------------------
--------------------------
Valuation of Shares
------------------------------------------------------
--------------------------


      The Fund's net asset value per share is
determined as of the close of
regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by total number of shares of the Class outstanding.


      A security that is primarily traded on a United
States or foreign stock
exchange is valued at the last sale price on that exchange or, if there were no sales during the

------------------------------------------------------
--------------------------
Valuation of Shares (continued)
------------------------------------------------------
--------------------------

day, at the current quoted bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Fund securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the
Board of Directors. Unlisted foreign securities are valued at the mean between the last available bid and offer price prior to the time of valuation. U.S.
over-the-counter securities will be valued on the basis of the bid price at the close of business on each day. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.
Notwithstanding the above,
bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. Any assets or liabilities initially expressed in terms of foreign currencies will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S.
dollars as last quoted by any recognized dealer.

------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes
------------------------------------------------------
--------------------------

      DIVIDENDS AND DISTRIBUTIONS


      The Fund's policy is to declare and pay monthly dividends from its net investment income. Dividends from net realized capital gains, if any, will be distributed annually. The Fund may also pay additional dividends shortly before
December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be automatically reinvested in additional same Class shares at the appropriate net asset value, with no additional sales charge or CDSC.

      The per share amounts of dividends from net investment income on Class B may be lower than that of Class A, mainly as a result of the distribution fees applicable to Class B shares.
Capital gain distributions, if any, will be the same amount for both Classes of Fund shares (A, and B).

      TAXES

      The following is a summary of the material federal tax considerations affecting

------------------------------------------------------
--------------------------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------
--------------------------


the Fund and Fund shareholders, please refer to the SAI for further discussion.
In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consider.
Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

      The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.

      Dividends paid from net investment income and net realized short-term securities gain, are subject to federal income tax as ordinary income.
Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

      Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S.
government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

      A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposition. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

      The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

------------------------------------------------------
--------------------------
Purchase of Shares
------------------------------------------------------
--------------------------

      GENERAL

      The Fund offers two Classes of shares to investors purchasing through PFS
Investments Registered Representatives. Class A shares are sold to investors with an initial sales charge and Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. See
"Prospectus Summary-Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.


      Initial purchases of Fund shares must be made through a PFS Investments
Registered Representative by completing the appropriate application found in the prospectus. The completed application should be forwarded to the Sub-Transfer
Agent, 3100 Breckinridge Blvd., Bldg 200, Duluth,
Georgia 30099-0062. Checks
drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check.
Subsequent investments may be sent
directly to the Sub-Transfer Agent.

      Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Subsequent investments of at least
$50 may be made for both Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial and subsequent investment requirement for both Classes in the Fund is $25. For the Fund's Systematic Investment Plan the minimum initial and subsequent investment requirement for both classes is $25. There are no minimum investment requirements for
Class A shares for employees of Travelers and its subsidiaries, including Smith
Barney, Directors of the Company or Directors or Trustees of other funds affiliated with Travelers and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Sub-
Transfer Agent. Share
certificates are issued only upon a shareholder's written request to the
Sub-Transfer Agent. A shareholder who has insufficient funds to complete any purchase will be charged a fee of $25 per returned purchase by pfs or the
Sub-Transfer Agent.


      Purchase orders received by the Sub-Transfer
Agent prior to the close of
regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day.

      SYSTEMATIC INVESTMENT PLAN

      Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan.
Under the Systematic Investment Plan, the Sub-Transfer
Agent is authorized
through preauthorized transfers of $25 or more to charge the regular bank account or other

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

financial institution indicated by the shareholder on a monthly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by PFS or the Sub-Transfer Agent. A shareholder who places a stop payment on a transfer or a shareholder whose transfer is returned because the account has been closed will also be charged a fee of $25 by PFS or the Sub-Transfer Agent.

      INITIAL SALES CHARGE ALTERNATIVE -- CLASS A
SHARES

      The sales charge applicable to purchases of Class A shares of the Fund are as follows:


                            Sales                Sales
Dealer's
                         Charge as %          Charge
as %      Reallowance as %
Amount of Investment  of Offering Price   of Amount
Invested   of Offering Price
======================================================
==========================
Less than $25,000          4.50%
4.71%              4.05%
$25,000 - $49,999          4.00                   4.17
3.60
$50,000 - $99,999          3.50                   3.63
3.15
$100,000 - $249,999        2.50                   2.56
2.25
$250,000 - $499,999        1.50                   1.52
1.35
$500,000 and over            *                      *
*
======================================================
==========================


* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of
  1.00% on redemptions made within 12 months of purchase. The CDSC on Class
  A shares is payable to PFS, which in turn pays PFS
Investments to
  compensate its Investments Registered
Representatives whose clients make
  purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class
B shares is waived.
  See "Deferred Sales Charge Alternatives" and
"Waivers of CDSC".

      INITIAL SALES CHARGE WAIVERS


      Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and
employees of Travelers and its subsidiaries and any of the Smith Barney Mutual
Funds or other Travelers-affiliated funds (including retired Board Members and employees); the immediate families of such persons
(including the surviving
spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and Board
Members of any funds sponsored
by Travelers and its affiliates and (ii) employees of members of the National
Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund in the Smith
Barney Mutual Funds that
are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (d) purchases by accounts managed by registered investment advisory

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

subsidiaries of Travelers; and (e) sales through PFS
Investments Registered
Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS, on the condition that (i) the redemption has occurred no more than 60 days prior to the purchase of the shares, (ii) the shareholder paid an initial sales charge on such redeemed shares and (iii) the shares redeemed were not subject to a deferred sales charge. PFS Investments may pay its Investments Registered
Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

      VOLUME DISCOUNTS

      The "Amount of Investment" referred to in the sales charge table set forth above under "Initial Sales Charge Alternative-Class A
Shares" includes the
purchase of Class A shares in the Fund and of other funds sponsored by Smith
Barney that are offered with a sales charge listed under "Exchange Privilege". A person eligible for a volume discount includes an individual; members of a family unit comprising a husband, wife and minor children; a trustee or other fiduciary purchasing for a single fiduciary account including pension, profit-sharing and other employee benefit trusts qualified under Section 401(a) of the Code, or multiple custodial accounts where more than one beneficiary is involved if purchases are made by salary reduction and/or payroll deduction for qualified and nonqualified accounts and transmitted by a common employer entity.
Employer entity for payroll deduction accounts may include trade and craft associations and any other similar organizations.

      LETTER OF INTENT

      A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class
A shares of the Fund and other funds of the Smith
Barney Mutual Funds that are
offered with a sales charge listed under "Exchange
Privilege" over a 13 month
period based on the total amount of intended purchases plus the value of all
Class A shares previously purchased and still owned.
An alternative is to
compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sale charges applicable to

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.

      DEFERRED SALES CHARGE ALTERNATIVES


      "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; and
(b) Class A shares purchased without an initial sales charge but subject to a
CDSC.


      Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gains distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

      Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


   Year Since Purchase
   Payment Was Made
CDSC
======================================================
==========================
   First
4.50%
   Second
4.00
   Third
3.00
   Fourth
2.00
   Fifth
1.00
   Sixth and thereafter
0.00
======================================================
==========================


      Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fee. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class
B Dividend Shares) owned
by the shareholder.

      In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

representing the reinvestment of dividends and capital gains distributions and finally of other shares held by the shareholder for the longest period of time.
The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual
Funds, and Fund shares being
redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other funds. For
Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to PFS.

      To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment.
During the fifteenth month
after the purchase, the investor decided to redeem
$500 of his or her
investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260
(105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares
($60). Therefore, $240 of the $500 redemption proceeds
($500 minus $260) would
be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

      WAIVERS OF CDSC

      The CDSC will be waived on: (a) exchanges (see
"Exchange Privilege"); (b)
automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Redemption of Shares - Automatic Cash Withdrawal
Plan"); (c) redemption of
shares within 12 months following the death or disability of the shareholder;
(d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age
591/2; (e) involuntary
redemptions; and (f) redemption of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith
Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

      CDSC waivers will be granted subject to
confirmation by PFS of the
shareholder's status or holdings, as the case may be.

------------------------------------------------------
--------------------------
Exchange Privilege
------------------------------------------------------
--------------------------

      Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds

------------------------------------------------------
--------------------------
Purchase of Shares (continued)
------------------------------------------------------
--------------------------

of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class B shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

      FUND NAME


   o Concert Investment Series -- Emerging Growth Fund
   o Concert Investment Series -- Government Fund
   o Concert Investment Series -- Growth Fund
   o Concert Investment Series -- Growth and Income
Fund
   o Concert Investment Series -- International Equity
Fund
   o Concert Investment Series -- Municipal Bond Fund

   o Concert Social Awareness Fund
   o Smith Barney Concert Allocation Series Inc. --
Balanced Portfolio
   o Smith Barney Concert Allocation Series Inc. --
Conservative Portfolio

     Smith Barney Concert Allocation Series Inc. --
Global Portfolio

   o Smith Barney Concert Allocation Series Inc. --
Growth Portfolio
   o Smith Barney Concert Allocation Series Inc. --
High Growth Portfolio
   o Smith Barney Concert Allocation Series Inc. --
Income Portfolio
   o Smith Barney Appreciation Fund Inc.

   o Concert Peachtree Growth Fund

  *o Smith Barney Money Funds, Inc. --  Cash Portfolio
 **o Smith Barney Exchange Reserve Fund

  * Available for exchange with Class A shares of the Fund
 ** Available for exchange with Class B shares of the Fund

      Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new
Class B shares will be
deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.


      Additional Information Regarding the Exchange
Privilege. Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. MMC may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the MMC will notify
PFS that the Fund and PFS may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination by the
Fund, PFS will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Smith Barney
Mutual Funds listed under "Exchange Privilege," which position the shareholder would be expected to

------------------------------------------------------
--------------------------
Exchange Privilege (continued)
------------------------------------------------------
--------------------------

maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

      Exchanges will be processed at the net asset value next determined.
Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed.
Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

------------------------------------------------------
--------------------------
Redemption of Shares
------------------------------------------------------
--------------------------


      Shareholders may redeem for cash some or all of their shares of the Fund at any time by sending a written request in proper form directly to the
Sub-Transfer Agent, PFS Shareholder Services, at 3100
Breckinridge Blvd., Bldg.
200, Duluth, Georgia 30099-0062. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact the
Sub-Transfer Agent at (800) 544-5445, Spanish-speaking representatives (800)
544-7278 or TDD Line for the Hearing Impaired (800)
824-1721.


      As described under "Purchase of Shares", redemptions of Class B shares are subject to a contingent deferred sales charge.


      The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed
$50,000, or are not to be
paid to the record owner(s) at the record address, if the shareholder(s) has had an address change in the past 45 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, the signatures must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.


      Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request.
Additional documentary evidence
of authority is also required by the Sub-Transfer
Agent in the event redemption
is requested by a corporation,

------------------------------------------------------
--------------------------
Redemption of Shares (continued)
------------------------------------------------------
--------------------------

partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement
Plan account (IRA, SEP or
403(b)(7)), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check.


      A shareholder may utilize the Sub-Transfer
Agent's fax to redeem their
account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Sub-Transfer Agent at (800)
554-2374. Facsimile
redemptions may not be available if the shareholder cannot reach the
Sub-Transfer Agent by fax, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above.
Facsimile redemptions received by
the Sub-Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net-asset value per share determined that day.


      In all cases, the redemption price is the net asset value per share of the Fund next determined after the request for redemption is received in proper form by the Sub-Transfer Agent. Payment for shares redeemed will be made by check mailed within three days after acceptance by the Sub-
Transfer Agent of the
request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Sub-Transfer Agent may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

      After following the above-stated redemption guidelines, a shareholder(s) may elect to have the redemption proceeds wire-transferred directly to the shareholder's bank account of record (defined as a currently established pre-authorized draft on the shareholder's account with no changes within the previous 45 days), as long as the bank account is registered in the same name(s) as the account with the Fund. If the proceeds are not to be wired to the bank account of record, or mailed to the registered owner(s), a signature guarantee will be required from all shareholder(s). A $25 service fee will be charged by the Sub-Transfer Agent to help defray the administrative expense of executing a wire redemption. Redemption proceeds will normally be wired to the designated bank account on the next business day following the redemption, and should ordinarily be credited to your bank account by your bank within 48 to 72 hours.

      AUTOMATIC CASH WITHDRAWAL PLAN

      The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan

------------------------------------------------------
--------------------------
Redemption of Shares (continued)
------------------------------------------------------
--------------------------

accounts are eligible for automatic cash withdrawal plans only where the share holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable
CDSC will not be waived on
amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact the Sub-Transfer Agent.

------------------------------------------------------
--------------------------
Minimum Account Size
------------------------------------------------------
--------------------------

      The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

------------------------------------------------------
--------------------------
Performance
------------------------------------------------------
--------------------------

      YIELD

      From time to time, the Fund may advertise its 30 day "yield" for each
Class of shares. The yield of a Class refers to the income generated by an investment in such Class over the 30 day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the
Class during the period by the net asset value per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

      TOTAL RETURN

      From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A and Class B shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specific period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing

------------------------------------------------------
--------------------------
Performance (continued)
------------------------------------------------------
--------------------------

the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the Securities and Exchange
Commission, is derived from
this total return which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles.
The Fund may also include
comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper
Analytical Services, Inc.
and other financial publications.

      The Fund may from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans and the Fund may illustrate in graph or chart form, or otherwise, the benefits of the Systematic Investment
Plan by comparing
investments made pursuant to a systematic investment plan to investments made in a rising market.


------------------------------------------------------
--------------------------
Management of the Company and the Fund
------------------------------------------------------
--------------------------

      BOARD OF DIRECTORS

      Overall responsibility for management and supervision of the Fund rests with the Company's Board of Directors. The Directors approve all significant agreements between the Company and companies that furnish services to the Fund, including agreements with its distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the
Fund's investment manager. The SAI contains general and background information regarding each Director of the Fund and executive officer of the Company.


      INVESTMENT ADVISER


      MMC, located at 388 Greenwich Street, New York,
New York 10013, serves as
the Fund's investment adviser. MMC (through its predecessor entities) has been in the investment counseling business since 1940 and is a registered investment adviser. MMC renders investment advice to investment companies that had aggregate assets under management as of March 31, 1998 of approximately of
$100.5 billion.

------------------------------------------------------
--------------------------
Management of the Company and the Fund (continued)
------------------------------------------------------
--------------------------

      Subject to the supervision and direction of the Fund's Board of Directors,
MMC manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. Under an investment advisory agreement, the Fund pays MMC a monthly fee at the annual rate of 0.45% of the value of the Fund's average daily net assets up to $500 million and 0.42% of the value of average daily net assets thereafter. For the fiscal year ended December 31, 1997, MMC was paid investment advisory fees equal to 0.45% of the value of the Fund's average daily net assets.


      PORTFOLIO MANAGEMENT

      George E. Mueller, Jr., Managing Director of
Smith Barney, has served as
the Investment Officer of the Fund since January 1,
1985, and manages the
day-to-day operations of the Fund, including making all investment decisions.


      Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended December 31, 1997 is included in the Annual Report dated December 31, 1997.
A copy of the Annual
Report may be obtained upon request and without charge from the Sub-Transfer
Agent or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.


      ADMINISTRATOR


      MMC also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered, the Fund paid an administration fee at the annual rate of 0.20% of the value of the Fund's average daily net assets up to $500 million and 0.18% of the average daily net assets thereafter.

      On April 6, 1998, Travelers announced that it had entered into a Merger
Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also subject to approval by the stockholders of each of Travelers
Group and Citicorp. Upon
consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank Holding
Company Act of 1956 (the
"BCHA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BCHA and the Glass-Steagall Act are still under review, MMC does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the
Fund with the same level of investment advisory services that it currently receives.

------------------------------------------------------
--------------------------
Distributor
------------------------------------------------------
--------------------------


      PFS is located at 3100 Breckinridge Boulevard,
Duluth, Georgia 30099-0062.
PFS distributes shares of the Fund as a principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring PFS to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), PFS is paid an annual service fee with respect to Class A and Class B shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. PFS is also paid an annual distribution fee with respect to Class B shares at the annual rate of 0.50%, of the average daily net assets attributable to that Class. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are paid to PFS which, in turn pays PFS Investments to pay its Registered Representatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Registered
Representatives and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of PFS Investments associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.


      The payments to PFS Investments Registered
Representatives for selling
shares of a Class include a commission or fee paid by the investor or PFS at the time of sale and a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class.
Registered Representatives may
receive different levels of compensation for selling different Classes of shares.

      PFS Investments may be deemed to be an
underwriter for purposes of the
Securities Act of 1933, as amended. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments
Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered
Representatives that sell shares of
the Fund.


      Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by PFS and the payments may exceed distribution expenses actually incurred. The
Company's Board of Directors
will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by PFS, amounts received under the Plan and proceeds of the CDSC.

------------------------------------------------------
--------------------------
Addtional Information
------------------------------------------------------
--------------------------

      The Company was organized as a Maryland
corporation pursuant to Articles
of Incorporation dated September 29, 1981, as amended from time to time. The
Fund offers to investors purchasing through PFS shares of common stock currently classified into two Classes, A and B, with a par value of $.001 per share. Each
Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class;
(b) the effect of the
respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different
Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.


      PNC Bank, National Association, located at 17th and Chestnut Streets,
Philadelphia, PA 10103, serves as custodian of the Fund's investments.

      PFS Shareholder Services located at 3100
Breckinridge Blvd., Bldg. 200,
Duluth, Georgia 30099-0062, serves as the Fund's Sub-
Transfer Agent.


      The Company does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least
10% of the Company's
outstanding shares and the Company will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that
Class. Generally, shares of the Company will be voted on a Company-wide basis on all matters except matters affecting only the interests of one Fund or one Class of shares.

      The Fund sends its shareholders a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the
Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Company plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact the Sub-Transfer Agent.

      Also available at the shareholder's request, is an Account Transcript identifying every financial transaction in an account since it was opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account
Transcript requested.

------------------------------------------------------
--------------------------
Additional Information (continued)
------------------------------------------------------
--------------------------

      Additional copies of tax forms are available at the Shareholder's request.
A $10 charge for each tax form will be assessed.


      Additional information regarding the Sub-
Transfer Agent's services may be
obtained by contacting the Client Services Department at 1-800-544-5445.



34

PART B

Smith Barney
Investment Funds Inc.
388 Greenwich Street
New York, New York  10013
(212) 723-9218


Statement of Additional Information
April 30, 1998



This Statement of Additional Information expands upon and supplements the information contained in the current
Prospectuses
of Smith Barney Investment Funds Inc. (the "Company"), dated April
30, 1998, as amended or supplemented from time to time, and should read in conjunction with the Company's Prospectuses.
The Company
issues a Prospectus for each of the investment funds offered by the
Company (the "Funds"). The Company's Prospectuses may be obtained from a Smith Barney Financial Consultant, or by writing or calling the Company at the address or telephone number listed above. This
Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectuses in its entirety.


CONTENTS
For ease of reference, the same section headings are used in the
Prospectuses and this Statement of Additional
Information, except
where shown below:

	Management of the Company (see in the
Prospectuses
"Management of the Company and the
	  Fund") 1
	Investment Objectives and Management Policies 5
	Purchase of Shares 14
	Redemption of Shares 15
	Distributor 16
	Valuation of Shares 18
	Exchange Privilege 19
	Performance Data (See in the Prospectus
"Performance") 19
Taxes (See in the Prospectus "Dividends, Distributions and
Taxes") 23
Additional Information 27
	Financial Statements 27
	Appendix A-1

MANAGEMENT OF THE COMPANY
The executive officers of the Company are employees of certain of the organizations that provide services to the Company. These organizations are the following:

Name
Service
Smith Barney Inc. ("Smith Barney")
Distributor
PFS Distributors, Inc.("PFS")

Mutual Management Corp. ("MMC") (formerly Smith Barney
Mutual Fund
Management Inc.)
Distributor (Concert Peachtree Growth Fund and
Investment Grade
Bond Fund)

Investment Adviser and Administrator
PNC Bank, National Association ("PNC")
Custodian
First Data Investor Services Group, Inc. ("First
Data")
Transfer Agent


These organizations and the functions they perform for the Company are discussed in the Prospectuses and in this Statement of
Additional Information.

Directors and Executive Officers of the Company

The names of the Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each
Director who is an "interested person" of the Company, as defined in the Investment Company Act of 1940, as amended (the
"1940
Act"), is indicated by an asterisk.


	Paul R. Ades, Director (Age 57). Partner in the law firm of
Murov & Ades.  His address is 272 South Wellwood
Avenue, P.O. Box
504, Lindenhurst, New York 11757.
	Herbert Barg, Director (Age 74). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania
19004.

	Dwight B. Crane, Director (Age 60). Professor,
Graduate School
of Business Administration, Harvard University. His address is
Graduate School of Business Administration, Harvard
University,
Boston, Massachusetts 02163.

	Frank G. Hubbard, Director (Age 62).  Vice
President, S&S
Industries; Former Corporate Vice President, Materials
Management
and Marketing Services of Huls America, Inc. His address is 80
Centennial Avenue P.O. Box 456, Piscataway, New Jersey
08855-0456.

	*Heath B. McLendon, Chairman of the Board,
President and Chief
Executive Officer (Age 64). Managing Director of Smith
Barney and
Chairman of the Board of Smith Barney Strategy
Advisers Inc.; prior
to July 1993, Senior Executive Vice President of
Shearson Lehman
Brothers Inc.; Vice Chairman of Shearson Asset
Management; a
Director of PanAgora Asset Management, Inc. and
PanAgora Asset
Management Limited. Mr. McLendon is a director of 42 investment companies associated with Smith Barney. His address is 388
Greenwich Street, New York, New York 10013.

	Ken Miller, Director (Age 56). President of
Young Stuff Apparel
Group, Inc.  His address is 1411 Broadway, New York,
New York
10018.

	John F. White, Director Emeritus (Age 80)
President Emeritus of
The Cooper Union for the Advancement of Science and
Art; Special
Assistant to the President of the Aspen Institute.
His address is
Crows Nest Road, Tuxedo Park, New York 10987.

	James Conroy, Vice President and Investment
Officer.  Managing
Director of Smith Barney. His address is 388 Greenwich
Street, New
York, New York 10013.

John Stoeser, Vice President and Investment Officer.
Prior to
July 1997, Assistant Vice President of Safeco Asset
Management
Company.  His address is 500 108th Avenue, Suite 1900
North E.,
Bellevue, Washington 98004.

George E. Mueller, Jr., Vice President and Investment
Officer.
Managing Director of MMC; prior to July 1993, Managing
Director of
Shearson Lehman Advisors. His address is 388 Greenwich
Street, New
York, New York 10013.

George V. Novello, Vice President and Investment
Officer.
Managing Director of MMC; prior to July 1993, Managing
Director of
Shearson Lehman Advisors.  Prior to September 1990,
Mr. Novello was
a Managing Director at McKinley-Allsopp, where he served as Head of
Research.  His address is 388 Greenwich Street, New
York, New York
10013.

Lewis E. Daidone, Senior Vice President and Treasurer
(Age 40).
Director and Senior Vice President of MMC.  Mr.
Daidone serves as
Senior Vice President and Treasurer of 42 investment companies associated with Smith Barney. His address is 388
Greenwich Street,
New York, New York 10013.

Christina T. Sydor, Secretary (Age 47).  Managing
Director of
Smith Barney and Secretary of MMC; General Counsel and
Secretary
of MMC. Ms. Sydor serves as Secretary of 42 investment companies associated with Smith Barney. Her address is 388
Greenwich Street,
New York, New York 10013.




Each Director also serves as a director, trustee and/or general partner of certain other mutual funds for which Smith
Barney serves
as distributor. As of April 20, 1998, the Directors and officers of the Company, as a group, owned less than 1.00% of the outstanding common stock of the Company.

As of April 20, 1998 to the knowledge of the Funds and the Board of
Directors, no single shareholder or group (as the term is used in
Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the Fund with the exception of the following:

FUND
CLASS
PERCENT
NAME
ADDRESS
Special Equities Fund
Y
57.4964%
Smith Barney
Concert Series, Inc.
High Growth Port, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Special Equities Fund
Y
36.2424
Smith Barney
Concert Series, Inc.
Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Special Equities Fund
Z
100.00
CitiBank NA TTEE
Travelers Group Master Trust
Smith Barney 401K Savings Plan
ATTN: Nancy Kronenberg
111 Wall Street
FISD/20th Floor
New York, NY 10043
Managed Growth Fund
Y
51.6760
Smith Barney
Concert Series, Inc.
Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Managed Growth Fund
Y
41.7579
Smith Barney
Concert Series, Inc.
High Growth Port, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Managed Growth Fund
Z
100.00
CitiBank NA TTEE
Travelers Group Master Trust
Smith Barney 401K Savings Plan
ATTN: Nancy Kronenberg
111 Wall Street
FISD/20th Floor
New York, NY 10043
Government Securities Fund
C
6.2144
Geoffrey K. Burke
Smith Barney Inc. Rollover Cust.
Savings Incentive Plan
245 Uwquaha Road
Fairfield CT 06430
Government Securities Fund
Y
57.8514
Smith Barney
Concert Series, Inc.
Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Government Securities Fund
Y
16.9109
Smith Barney
Concert Series, Inc.
Balanced Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Government Securities Fund
Y
8.9388
Smith Barney
Concert Series, Inc.
Conservative Port., PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Government Securities Fund
Y
7.4300
Smith Barney
Concert Series, Inc.
Income Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Investment Grade Bond Fund
Y
92.6039
Smith Barney
Concert Series, Inc.
Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Investment Grade Bond Fund
Y
7.3960
Smith Barney
Concert Series, Inc.
Select Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Concert Peachtree Growth Fund
B
96.7095
PFS Shareholder Services (b)
ATTN: Jay Barnhill
3100 Breckinridge Blvd
Duluth GA 30199


FUND
CLASS
PERCENT
NAME
ADDRESS
Concert Peachtree Growth Fund
C
9.1312
Richard Love
Smith Barney Inc. Rollover Cust.
25 Muirwoods Court
Annapolis MD 21403
Concert Peachtree Growth Fund
C
7.8865
Allen Francis Schafer
Smith Barney Inc. Rollover Cust.
20 Cortes Court
San Rafael CA 94903
Concert Peachtree Growth Fund
C
6.5776
David Deichler
Smith Barney Inc. Rollover Cust.
513 Raven Pl
Clayton CA 94517
Concert Peachtree Growth Fund
C
5.8060
Victor B Karoblis and
Laura E Karoblis CO-TTEES
Karoblis Trust
1953 San Marco Road
Marco Island FL 34145
Concert Peachtree Growth Fund
C
5.0246
Richard D Reed
16 Pickering Way
Nashua NH 03063
Concert Peachtree Growth Fund
Y
52.1378
Smith Barney
Concert Series, Inc.
Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113
Concert Peachtree Growth Fund
Y
41.3077
Smith Barney
Concert Series, Inc.
High Growth Port, PNC Bank NA
ATTN: Beverly Timson
210 Stevens Drive Suite 440
Lester PA 19113



No officer, director or employee of Smith Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or Director of the Company. The Company pays each
Director who is not an officer, director or employee of Smith
Barney or any of its affiliates a fee of $16,000 per annum plus
$2,500 per meeting attended and reimburses travel and out-of-pocket expenses. During the fiscal year ended December 31, 1997 such expenses totaled $10,097. For the fiscal year ended
December 31,
1997, the Directors of the Company were paid the following compensation:





Director



Aggregate Compensation
 From the Fund**

Pension Or Retirement Benefits
Accrued As Part of the Fund Expenses
Aggregate Compensation
From the Smith Barney Mutual Funds
Paul R. Ades (7)
$26,200
$0
$49,000
Herbert Barg (20)
28,700
0
101,600
Alger B. Chapman (9)+
19,600
0
35,125
Dwight B. Crane (26)
26,100
0
133,850
Frank G. Hubbard (7)
28,700
0
52,000
Heath B. McLendon (42)
---
0
---
Jerome Miller (2)
-0-
0
12,400
Ken Miller (7)
28,700
0
52,000
John F. White (7)*
28,700
0
52,000
+	Mr. Chapman's compensation reflects his
resignation from the
Board of Directors effective June 20, 1997.
*	For 1997 Mr. White deferred all of
his compensation from the Fund and
from Smith Barney Mutual Funds.
**	Upon attainment of age 80 Directors are required
to change
to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors together with reasonable out-of-pocket expenses for each meeting attended. During the Fund's last fiscal year aggregate compensation paid by the Fund to Directors emeritus totaled $25,000. Effective March 9, 1998 Mr.
White became
a director emeritus.


Investment Adviser and Administrator - MMC


MMC serves as investment adviser to the Funds pursuant to separate advisory agreements (the "Advisory Agreements"). With respect to the Investment Grade Bond Fund, Government Securities
Fund and
Special Equities Fund, the Advisory Agreements were transferred to
MMC effective November 7, 1994, from its affiliate, Mutual
Management Corp. Mutual Management Corp. and MMC are both wholly owned subsidiaries of Salomon Smith Barney Holdings
Inc.
("Holdings") (formerly Smith Barney Holdings).
Holdings is a
wholly owned subsidiary of Travelers Group Inc.
("Travelers").
The Advisory Agreements were most recently approved by the Board of
Directors, including a majority of the Directors who are not
"interested persons" of the Company or the investment advisers
(the "Independent Directors"), on July 24, 1997. MMC bears all expenses in connection with the performance of its services. The services provided by MMC under the Advisory Agreements are described in the Prospectuses under "Management of the Company and the Fund." MMC provides investment advisory and management services to investment companies affiliated with Smith
Barney.

As compensation for investment advisory and administrative services rendered to Managed Growth Fund and Concert Peachtree
Growth Fund,
Managed Growth Fund pays MMC a fee computed daily and paid monthly at the annual rates of 0.85% and Concert Peachtree
Growth Fund pays
MMC a fee computed daily and paid monthly at the annual rate of
1.00% up to $250 million and 0.85% thereafter, respectively, of the value of its average daily net assets.

As compensation for investment advisory services rendered to
Special Equities Fund, the Fund pays MMC a fee computed daily and paid monthly at the annual rate of 0.55% of the value of its average daily net assets.

As compensation for investment advisory services rendered to
Government Securities Fund, the Fund pays MMC a fee computed daily and paid monthly at the following annual rates of average daily net assets: 0.35% up to $2 billion; 0.30% on the next $2 billion;
0.25% on the next $2 billion; 0.20% on the next $2 billion; and
0.15% on net assets thereafter.

As compensation for investment advisory services rendered to
Investment Grade Bond Fund, the Fund pays MMC a fee computed daily and paid monthly at the following annual rates of average daily net assets: 0.45% up to $500 million and 0.42% on net assets thereafter.

For the fiscal years ended December 31, 1995, 1996 and 1997, the
Funds accrued advisory fees as follows:

Fund
1995
1996
1997
Investment Grade Bond Fund
	$2,067,222
	$2,198,162
     $2,183,438
Government Securities Fund..................
	2,287,647
	1,979,639
	1,900,510
Special Equities Fund
	1,276,355
	3,094,925
	3,748,595
Managed Growth Fund
	2,022,754
	6,034,652
	8,127,871
Concert Peachtree Growth Fund
	390,902
	1,040,355
	1,262,626

MMC also serves as administrator to Investment Grade
Bond Fund,
Government Securities Fund and Special Equities Fund pursuant to a written agreement dated May 5, 1994 (the
"Administration
Agreement"), which was first approved by the Board of Directors, including a majority of the Independent Directors, on May 5, 1994.
The services provided by MMC under the Administration
Agreement are
described in the Prospectuses under "Management of the Company and the Fund." MMC pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.


As compensation for administrative services rendered to each of
Investment Grade Bond Fund, Government Securities Fund and Special
Equities Fund, MMC receives a fee computed daily and paid monthly at the annual rate of 0.20 of the value of the Fund's average daily net assets. For the fiscal years ended December 31, 1995, 1996 and
1997, these Funds paid administrative fees to MMC as follows:

MMC


Fund
For the Fiscal
Year Ended
12/31/95
For the Fiscal
Year Ended
 12/31/96
For the Fiscal
Year Ended
 12/31/97
Investment Grade Bond Fund
	 $918,765
	 $976,938
	 $969,973
Government Securities Fund
	1,307,222
	1,131,222
	1,086,006
Special Equities Fund
464,129
	1,125,428
	1,363,125


Counsel and Auditors

Willkie Farr & Gallagher LLP. serves as counsel to the Company.
The Directors who are not "interested persons" of the Company have selected Stroock & Stroock & Lavan LLP as their legal counsel.

KPMG Peat Marwick LLP, 345 Park Avenue, New York, New
York 10154,
has been selected as the Fund's independent auditor to examine and report on the Fund's financial statements and highlights for the fiscal year ending December 31, 1998.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Prospectuses discuss the investment objectives of each Fund and the policies they employ to achieve such objectives.
The following
discussion supplements the description of the Funds' investment objectives and management policies contained in the Prospectuses.

Repurchase Agreements.

As described in the applicable Prospectus, each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period
(usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is each Fund's present intention to enter into repurchase agreements only upon receipt of fully adequate collateral and only with commercial banks (whether U.S. or foreign) and registered broker-dealers. Repurchase agreements may also be viewed as loans made by a
Fund which are collateralized primarily by the securities subject to repurchase. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the
Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the
Board of Directors, MMC monitors the creditworthiness of all issuers with which each Fund enters into repurchase agreements.

Reverse Repurchase Agreements.

Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument held by a Fund coupled with an agreement by a Fund to repurchase the instrument at a stated price, date and interest payment. A
Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

A Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the Investment Company Act of 1940
(the "1940
Act"), reverse repurchase agreements may be considered to be borrowings by the seller. A Fund may not enter into a reverse repurchase agreement if, as a result, its current obligations under such agreements would exceed one-third of the current value of a
Fund's total assets (including the amount borrowed) valued at the lesser cost or market less liabilities (other than obligations under such agreements) valued at the time the borrowing is made.


A Fund may enter into reverse repurchase agreements with banks or broker-dealers. Entry into such agreements with broker-dealers requires the creation and maintenance of a segregated account with the Company's custodian consisting of U.S. government securities, cash or cash equivalents.

Warrants.


All Funds except the Government Securities Fund may purchase warrants. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer at a fixed price either at a certain date or during a set period. The Investment Grade Bond Fund and the Special
Equities Fund
will not invest in warrants if, as a result of such investment, the value of their investments in warrants, valued at the lower of cost or market, exceeds 5% of the value of the Fund's net assets.
Included in this 5% limitation, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on either the New
York Stock Exchange (the "NYSE") or the American Stock
Exchange.
Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction. These limits are not fundamental policies of either
Fund and may be changed by the Board of Directors without shareholder approval.


Short Sales Against the Box.

Each Fund may sell securities short "against the box" which means that at all times when the short position is open, the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are used to defer recognition of capital gains or losses or to extend the holding period of securities for certain
Federal income
tax purposes.

Firm Commitment Agreements and When-Issued Purchases.

The Government Securities Fund, Investment Grade Bond
Fund and
Concert Peachtree Growth Fund may enter into firm commitment agreements and purchase when-issued securities, as described more fully in each Fund's Prospectus. Firm commitment agreements and when-issued purchases involve the purchase of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. Liability for the purchase price, and all the rights and risks of ownership of the securities, accrue to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date.
Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such securities, it will maintain in a segregated account with the Company's custodian, eligible segregated assets (as defined in each Fund's
Prospectus) equal to
the aggregate current value sufficient to make payment for the securities. The Government Securities Fund and
Investment Grade
Bond Fund will not enter into such agreements for the purpose of investment leverage

Lending Portfolio Securities.

Consistent with applicable regulatory requirements each Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. A Fund will not lend its portfolio securities to Smith Barney or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Smith Barney, and which is acting as a "finder".


In lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral.
Requirements of the SEC, which may be subject to further modifications, currently provide that the following conditions must be met whenever a Fund's portfolio securities are loaned: (a) the
Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower;
provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by
MMC to be of good standing and will not be made unless, in the judgment of MMC, the consideration to be earned from such loans would justify the risk.

Government Securities.

Direct obligations of the United States Treasury include a variety of securities, which differ in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less; Treasury Notes have maturities of one to ten years and
Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

In addition to direct obligations of the United States
Treasury,
securities issued or guaranteed by the United States government, its agencies or instrumentalities include securities issued or guaranteed by the Federal Housing Administration, Federal Financing
Bank, Export-Import Bank of the United States, Small
Business
Administration, Government National Mortgage
Association ("GNMA"),
General Services Administration, Federal Home Loan
Banks, Federal
Home Loan Mortgage Corporation, Federal National
Mortgage
Association ("FNMA"), Federal Maritime Administration,
Tennessee
Valley Authority, Resolution Trust Corporation,
District of
Columbia Armory Board, Student Loan Marketing
Association and
various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, a
Fund will invest in obligations of an instrumentality to which the
United States government is not obligated by law to provide support only if MMC determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by a Fund.

Exchange Rate-Related U.S. Government Securities.

The Government Securities Fund may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange
Rate-Related
Securities"). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risks and, in most cases, is paid at rates higher than most other
U.S. government securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S.
dollar. In the alternative, the principal repayment formula may be structured so that the security holder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency.
Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either of the aforementioned forms or a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the United States or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

Special Considerations Relating to Options on Certain
U.S.
Government Securities

	Treasury Bonds and Notes. Because trading interest in U.S.
Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges will not continue indefinitely to introduce new expirations to replace expiring options on particular issues. The expirations introduced at the commencement of options trading on a particular issue will be allowed to run, with the possible addition of a limited number of new expirations as the original expirations expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and a full range of expirations will not ordinarily be available for every issue on which options are traded.


	Treasury Bills.  Because the deliverable U.S.
Treasury bill
changes from week to week, writers of U.S. Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security.
However, if the Fund holds a long position in U.S.
Treasury bills
with a principal amount corresponding to the contract size of the option, it may be hedged from a risk standpoint. In addition, the
Fund will maintain U.S. Treasury bills maturing no later than those which would be deliverable in the event of the exercise of a call option it has written in a segregated account with its custodian so that it will be treated as being covered for margin purposes.

	GNMA Certificates. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans.
These loans are made by private lenders and are either insured by the Federal Housing Administration or guaranteed by the Veterans
Administration. Once approved by GNMA, the timely payment of interest and principal on each mortgage in a "pool" of such mortgages is guaranteed by the full faith and credit of the U.S.
government.  Unlike most debt securities, GNMA
Certificates provide
for repayment of principal over the term of the loan rather than in a lump sum at maturity. GNMA Certificates are called
"pass-
through" securities because both interest and principal payments on the mortgages are passed through to the holder.

Since the remaining principal balance of GNMA
Certificates declines
each month as mortgage payments are made, the Fund as a writer of a
GNMA call may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance to satisfy its delivery obligation in the event of exercise of the call options it has written. Should this occur, additional GNMA
Certificates from
the same pool (if obtainable) or replacement GNMA
Certificates will
have to be purchased in the cash market to meet delivery obligations.

The Fund will either replace GNMA Certificates representing cover for call options it has written or will maintain in a segregated account with its custodian cash, cash equivalents or U.S.
government securities having an aggregate value equal to the market value of the GNMA Certificates underlying the call options it has written.

	Other Risks. In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options
Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing
Corporation
exercises its discretionary authority to allow such other securities to be delivered it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options
Clearing Corporation may impose special exercise settlement procedures.

The hours of trading for options on U.S. government securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Options are traded on exchanges on only a limited number of U.S.
government securities, and exchange regulations limit the maximum number of options which may be written or purchased by a single investor or a group of investors acting in concert.
The Company
and other clients advised by affiliates of Smith
Barney may be
deemed to constitute a group for these purposes. In light of these limits, the Board of Directors may determine at any time to restrict or terminate the public offering of the Fund's shares
(including through exchanges from the other Funds).

Exchange markets in options on U.S. government securities are a relatively new and untested concept. It is impossible to predict the amount of trading interest that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

Leverage Through Borrowing

The Government Securities Fund may borrow up to 25% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities or to acquire securities to be placed in a segregated account with its custodian for various purposes (e.g., to secure puts written by the Fund).
The Fund is
required to maintain continuous asset coverage of 300% with respect to such borrowings, and to sell (within three days) sufficient portfolio holdings to restore such coverage, if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.
Leveraging will
exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

Special Risks Involving Investments in Smaller, Newer
Companies

The Special Equities Fund invests primarily in equity securities of companies that have yet to reach a fully mature stage of earnings growth. A significant number of these companies may be in technology areas and may have annual sales less than $300 million.
Some of the securities in which the Fund invests may not be listed on a national securities exchange, but such securities will usually have an established over-the-counter market.
Investors should
realize that the very nature of investing in smaller, newer companies involves greater risk than is customarily associated with investing in larger, more established companies.
Smaller, newer
companies often have limited product lines, markets or financial resources, and they may be dependent for management upon one or a few key persons. The securities of such companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or than the market averages in general. In accordance with its investment objective of long-term capital appreciation, securities purchased for the Fund will not generally be traded for short-term profits, but will be retained for their longer-term appreciation potential. This general practice limits the Fund's ability to adopt a defensive position by investing in money market instruments during periods of market downturn. Accordingly, while in periods of market upturn the Fund may outperform the market averages, in periods of downturn, it is likely to underperform the market averages. Thus, investing in
Special Equities Fund may involve greater risk than investing in other Funds. The Fund may also invest in smaller capitalized companies representing the broad benchmarks against which the Fund is frequently judged by utilizing an active quantitative oriented investment strategy.

Investment Restrictions


The Fund's investment objectives and investment restrictions 1-7 set forth below are fundamental policies of each Fund
(except as
otherwise indicated), i.e., they may not be changed with respect to a Fund without a majority vote of the outstanding shares of that
Fund. Investment Restrictions 8 through 15 may be changed by the
Board of Directors without the approval of shareholders. (All other investment practices described in the Prospectuses and this
Statement of Additional Information may be changed by the Board of
Directors without the approval of shareholders.)


Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. (Accordingly, if a percentage restriction is complied with at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's net assets will not be considered a violation.)

Restrictions Applicable to All Funds.  No Fund may:

1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Purchase or sell real estate, real estate
mortgages,
commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies); or (d) investing in real estate investment trust securities.

	3.	Make loans.  This restriction does not
apply to: (a)
the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	4. 	Invest more than 25% of its total assets
in
securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government
(including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

5. 	Issue "senior securities" as defined in the 1940
Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.


6.	Restriction Applicable to all funds except
Government Securities Fund.  The Funds may not:
Borrow
money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and
(b) the
Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-l/3% of the value of its total assets
(including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.


             7.	Restriction Applicable to all funds
except Special
Equities Fund, Concert Peachtree Growth Fund and
Managed
Growth Fund. The Funds may not: Act as an underwriter of securities. Restrictions Applicable to Special
Equities
Fund. Special Equities Fund may not act as an underwriter of securities, except that the Fund may invest up to 10% of its total assets in securities which it may not be free to resell without registration under the 1933 Act, in which registration the Fund may technically be deemed an underwriter for purposes of the 1933 Act.

            8.	Invest in oil, gas or other mineral
exploration or
development programs

            9.	Purchase securities of any other
investment company,
except in connection with a merger, consolidation, reorganization, or acquisition or assets. (For purposes of this limitation, foreign banks or their agencies or subsidiaries are not considered "investment companies")
(the Managed Growth Fund may purchase the securities of closed-end investment companies to the extent permitted by law);

           10.	Make investments in securities for
the purpose of
exercising control over or management of the issuer;

          11.	Purchase any securities on margin
(except for such
short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin;

         12. 	Invest in securities of an issuer
which, together
with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities
(for
purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general guarantors and originators of underlying assets);

            13.	Purchase or otherwise acquire any
security if, as a
result, more than 15% of its net assets would be invested in securities that are illiquid;

            14.	Restrictions Applicable to all funds
except
Government Securities Fund.  The Funds may not:
Write,
purchase or sell puts, calls, straddles, spreads or any combinations thereof (the Managed Growth Fund and the Concert Peachtree Growth Fund each may write or purchase puts, calls, straddles, spreads and any combination thereof up to 5% of their assets).


Brokerage

In selecting brokers or dealers to execute securities transactions on behalf of a Fund, MMC seeks the best overall terms available.
In assessing the best overall terms available for any transaction,
MMC will consider the factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each investment advisory agreement authorizes MMC, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Company, the other Funds and other accounts over which MMC or its affiliates exercise investment discretion. The fees under the investment advisory agreements and the administration agreement between the
Company and MMC are not reduced by reason of their receiving such brokerage and research services. The Board of Directors periodically will review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the
Company. SEC rules require that commissions paid to Smith Barney by a Fund on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The
Board of Directors, particularly the Independent
Directors of the
Company (as defined in the 1940 Act), has adopted procedures for evaluating the reasonableness of commissions paid to Smith Barney and reviews these procedures periodically. In addition, under rules adopted by the SEC, Smith Barney may directly execute transactions for a Fund on the floor of any national securities exchange, provided: (a) the Board of Directors has expressly authorized Smith Barney to effect such transactions;
and (b) Smith
Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the
Board of Directors has determined that transactions for a Fund may be executed through Smith Barney and other affiliated broker-dealers if, in the judgment of MMC, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

Portfolio securities are not purchased from or through Smith Barney or any affiliated person (as defined in the 1940 Act) of Smith
Barney where such entities are acting as principal, except pursuant to the terms and conditions of exemptive rules or orders promulgated by the SEC. Pursuant to conditions set forth in rules of the SEC, the Company may purchase securities from an underwriting syndicate of which Smith Barney is a member (but not from Smith Barney). Such conditions relate to the price and amount of the securities purchased, the commission or spread paid, and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Board of Directors, particularly those
Directors who are not interested persons of the Company.


The Funds may use Smith Barney as a commodities broker in connection with entering into futures contracts and commodity options. Smith Barney has agreed to charge the Funds commodity commissions at rates comparable to those charged by Smith Barney to its most favored clients for comparable trades in comparable amounts.



The following table sets forth certain information regarding each
Fund's payment of brokerage commissions to Smith
Barney:



Fiscal Year
Ended
December 31,
Special
Equities
Fund
Managed
Growth
Fund
Concert Peachtree Growth
Fund
Total Brokerage Commissions





1995
	$56,735
	$164,975
	$201,706

1996
378,451
	1,272,702
	716,937

1997
894,872
		658,099
	891,375





Commissions paid to Smith Barney





1995
	$11,052
	$140,970
	$650

1996
		47,100
	166,656
	21,680

1997
	53,748
	167,712
	20,784





% of Total Brokerage
Commissions paid to
Smith Barney
1997
6.0%
	25.5%
2.3%





% of Total Transactions
Involving Commissions paid
to Smith Barney
1997
3.6%
	12.5%
1.7%
_____________________




No commissions were paid by the Investment Grade Bond
Fund and
Government Securities Fund.


Portfolio Turnover

For reporting purposes, a Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund's investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.


Investment Grade Bond Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions.
Portfolio turnover
will not be a limiting factor should MMC deem it advisable to purchase or sell securities.

Special Equities Fund invests for long-term capital appreciation and will not generally trade for short-term profits.
However, its
portfolio will be adjusted as deemed advisable by MMC, and portfolio turnover will not be a limiting factor should MMC deem it advisable to purchase or sell securities.


The options activities of Government Securities Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The exercise of calls written by the Fund may cause the Fund to sell portfolio securities, thus increasing its turnover rate. The exercise of puts also may cause the sale of securities and increase turnover; although such exercise is within the Fund's control, holding a protective put might cause the Fund to sell the underlying securities for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a security in connection with the exercise of a put or call. Some commissions may be higher than those which would apply to direct purchases or sales of portfolio securities. High portfolio turnover involves correspondingly greater commission expenses and transaction costs.



For the fiscal years ended December 31, 1995,1996 and 1997, the portfolio turnover rates were as follows:

Fund
1995
1996
1997
Investment Grade Bond Fund
49%
48%
39%
Government Securities Fund
294
420
274
Special Equities Fund
113
118
145
Managed Growth
Fund............................................
6
34
35
Concert Peachtree Growth
Fund............................................
51
183
227

Increased portfolio turnover necessarily results in correspondingly greater brokerage commissions which must be paid by the Fund. To the extent that portfolio trading results in realization of net short-term capital gains, shareholders will be taxed on such gains at ordinary tax rates (except shareholders who invest through IRAs and other retirement plans which are not taxed currently on accumulations in their accounts).

MMC manages a number of private investment accounts on a discretionary basis and it is not bound by the recommendations of the Smith Barney research department in managing the Funds.
Although investment decisions are made individually for each client, at times decisions may be made to purchase or sell the same securities for one or more of the Funds and/or for one or more of the other accounts managed by MMC or the Fund manager.
When two or
more such accounts simultaneously are engaged in the purchase or sale of the same security, transactions are allocated in a manner considered equitable to each, with emphasis on purchasing or selling entire orders wherever possible. In some cases, this procedure may adversely affect the price paid or received by the
Fund or the size of the position obtained or disposed of by the
Fund.


PURCHASE OF SHARES

Volume Discounts

The schedules of sales charges on Class A shares described in the
Prospectuses apply to purchases made by any "purchaser," which is defined to include the following: (a) an individual;
(b) an
individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code of
1986, as
amended (the "Code"), and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in
Section 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers
Act of 1940,
as amended) purchasing shares of a Fund for one or more trust estates of fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith Barney Financial
Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedule in the
Prospectuses, apply to any purchase of Class A shares if the aggregate investment of any purchaser in Class A shares of a Fund and in Class A shares of the other Funds in the Company and of other funds of the Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records.
Each Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Smith
Barney Financial
Consultant.

Determination of Public Offering Price

Each Fund offers its shares to the public on a continuous basis.
The public offering price for a Class A and Class Y share of each
Fund is equal to the net asset value per share at the time of purchase plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B share and Class C share, and Class A share purchases, including applicable right of accumulation, equaling or exceeding
$500,000, is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B shares, Class C shares, and Class A shares when purchased in amounts equaling or exceeding
$500,000.
The method of computation of the public offering price is shown in each Fund's financial statements, incorporated by reference in their entirety into this Statement of Additional
Information.

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in markets a Fund normally utilizes is restricted, or an emergency as determined by the SEC exists, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

Distributions in Kind

If the Board of Directors of the Company determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with the SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash.
Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal
Plan") is
available to shareholders who own shares with a value of at least
$10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals
of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of a Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the
Withdrawal Plan commences. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it.
Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the
Fund at the same time that he or she is participating in the
Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 will not ordinarily be permitted.

Shareholders who wish to participate in the Withdrawal
Plan and who
hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal
Plan members.
All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Company. Withdrawal Plans should be set up with a
Smith Barney Financial Consultant. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contract a Smith Barney Financial Consultant.

DISTRIBUTORS


Smith Barney serves as the Company's distributor on a best efforts basis pursuant to a distribution agreement (the
"Distribution
Agreement") which was most recently approved by the Company's Board of Directors on July 24, 1997.

PFS serves as one of the Company's distributors with respect to the
Concert Peachtree Growth Fund and Investment Grade
Bond Fund
pursuant to a Distribution Agreement which was most recently approved by the Company's Board of Directors on July
24, 1997.

When payment is made by the investor before the settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and
Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith
Barney Mutual
Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Company and the money market fund, and affiliates of Smith
Barney that serve the funds in an investment advisory capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The
Company's Board of
Directors has been advised of the benefits to Smith
Barney
resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory,
Administration and Distribution Agreements for continuance.

For the fiscal year ended December 31, 1997, Smith
Barney incurred
distribution expenses totaling approximately
$14,900,000 consisting
of approximately $557,439 for advertising, $87,008 for printing and mailing of Prospectuses, $5,555,333 for support services,
$5,722,178 to Smith Barney Financial Consultants, and
$94,410 in
accruals for interest on the excess of Smith Barney expenses incurred in distributing the Fund's shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund.


Distribution Arrangements


To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Company has adopted a services and distribution plan (the "Plan") pursuant to
Rule 12b-1 under the 1940 Act.  Under the Plan, each
Fund pays
Smith Barney and, with respect to the Class A and Class B shares of
Concert Peachtree Growth Fund and Investment Grade
Bond Fund, PFS,
a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of each Fund's average daily net assets attributable to the Class A, Class B and Class
C shares.  In
addition, the Fund pays Smith Barney, and with respect to the
Class B shares of Concert Peachtree Growth Fund and
Investment
Grade Bond Fund, PFS, a distribution fee with respect to the Class
B and Class C shares primarily intended to compensate
Smith Barney
and/or PFS for its initial expense of paying its Financial
Consultants and Registered Representatives, respectively, a commission upon sales of those shares. Such shares' distribution fees, which are accrued daily and paid monthly, are calculated at the annual rate of 0.75% of the value of average daily net assets attributable to the Class B and Class C shares with respect to
Special Equities Fund, Managed Growth Fund and Concert
Peachtree
Growth Fund, and 0.50% of the value of average daily net assets attributable to the Class B shares and 0.45% of the value of average daily net assets attributable to Class C shares, with respect to Government Securities Fund and Investment
Grade Bond
Fund.



The following expenses were incurred during the periods indicated:


Sales Charges paid to Smith Barney.


Class A

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$181,000
	$182,000
	$122,000
Government Securities Fund
	63,000
	65,000
	50,000
Special Equities Fund
	347,000
	1,800,000
	381,000
Managed Growth Fund...............................
	5,400,000
	1,700,000
	608,000
Concert Peachtree Growth Fund..................
	18,000
	18,000
	4,000

CDSC paid to Smith Barney.


Class B

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$541,000
	$422,000
	$375,000
Government Securities Fund
	512,000
	305,000
	180,000
Special Equities Fund
		379,000
	658,000
	1,514,000
Managed Growth Fund...............................
		174,000
		1,112,000
		1,167,000
Concert Peachtree Growth Fund..................
	-
	3,000
	3,000


Class C

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$5,000
	$1,000
	$1,000
Government Securities Fund
	5,000
	-
	-
Special Equities Fund
	1,000
	22,000
	17,000
Managed Growth Fund...............................
	10,000
	27,000
		9,000
Concert Peachtree Growth Fund.................
	-
	1,000
		-

Service Fees


Class A

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$505,094
	$524,533
	$508,201
Government Securities Fund
	1,212,522
	1,026,748
	920,147
Special Equities Fund
	286,910
	525,204
	512,879
Managed Growth Fund...............................
	189,955
	495,536
	581,527
Concert Peachtree Growth Fund................
	63,606
	162,606
	175,590



Class B

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund 	.
	$638,293
	$662,187
	$604,461
Government Securities Fund	.
	419,433
	340,572
		272,331
Special Equities Fund	.
	283,978
	696,750
		768,448
Managed Growth Fund...............................
	351,874
		1,024,802
		1,327,608
Concert Peachtree Growth Fund.................
	34,096
		96,931
	105,790




Class C
(formerly designated as Class D)

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$5,068
	$14,456
	$17,704
Government Securities Fund
		2,078
	 3,050
		4,326
Special Equities Fund
		8,675
		56,094
	58,273
Managed Growth Fund...............................
		47,170
		141,702
	186,753
Concert Peachtree Growth Fund.................
		23
		 552
	445


Distribution Fees


Class B

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$	1,276,588
	$	1,324,350
	$1,208,922
Government Securities Fund
		838,868
		681,144
	544,662
Special Equities Fund
		851,933
		2,090,250
	2,305,342
Managed Growth Fund...............................
		1,055,621
		3,074,405
	3,982,825
Concert Peachtree Growth Fund..................
		102,289
		290,792
	317,370



Class C
(formerly designated as Class D)

Name of Fund
Fiscal Year
Ended 12/31/95
Fiscal Year
Ended 12/31/96
Fiscal Year
Ended 12/31/97
Investment Grade Bond Fund
	$	9,124
	$	 26,020
	$35,407
Government Securities Fund
		3,741
		 5,491
		7,786
Special Equities Fund
		26,026
		168,282
	174,819
Managed Growth Fund...............................
		141,508
		425,107
	560,257
Concert Peachtree Growth Fund..................
		71
		1,657
	1,334


Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of
Directors, including a majority of the Independent
Directors. The
Plan may not be amended to increase the amount to be spent for the services provided by Smith Barney or PFS without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Company (as defined in the
1940 Act). Pursuant to the Plan, Smith Barney and PFS will provide the Board of Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES


Each Class' net asset value per share is calculated on each day,
Monday through Friday, except days on which the NYSE is closed.
The NYSE currently is scheduled to be closed on New
Year's Day,
Martin Luther King Jr., Day, President's Day, Good
Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving and
Christmas, and
on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.
Because of
the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Funds in valuing their assets.



A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Board of
Directors. In carrying out the Board of Directors' valuation policies, MMC, as administrator, may consult with an independent pricing service (the "Pricing Service") retained by the Company.

Debt securities of United States issuers (other than U.S.
government securities and short-term investments) are valued by
MMC, as administrator, after consultation with the Pricing Service approved by the Board of Directors. When, in the judgment of the
Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are not readily obtainable market quotations are carried at fair value as determined by the Pricing
Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Company under the general supervision and responsibility of the Board of Directors.


EXCHANGE PRIVILEGE

Except as noted below, shareholders of any fund of the Smith Barney
Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney
Mutual Funds, to
the extent such shares are offered for sale in the shareholder's state of residence and provided your Registered
Representative or
your investment dealer is authorized to distribute shares of the fund, on the basis of relative net asset value per share at the time of exchange. Class B shares of any fund may be exchanged without a CDSC. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable
CDSC of the two funds and, for the purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.


The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered.
Prospectuses may be
obtained from a Smith Barney Financial Consultant or Registered
Representative of PFS Investments Inc.


Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable
CDSC, the
proceeds are immediately invested at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, a Fund may quote its yield or total return in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA
Investment
Technologies, Inc., Changing Times, Forbes, Fortune,
Institutional
Investor, Investors Daily, Money, Morningstar Mutual
Fund Values,
The New York Times, USA Today and The Wall Street
Journal.  To the
extent any advertisement or sales literature of a Fund describes the expenses or performance of a Class, it will also disclose such information for the other Classes.


Yield


A Fund's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

YIELD = 2[(a-bcd + 1)6 - 1]


Where:
a =
Dividends and interest earned during the period.

b =
Expenses accrued for the period (net of
reimbursement).

c =
the average daily number of shares outstanding during the period that were entitled to receive dividends.

d =
the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned
(variable "a"
in the formula) on debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Investors should recognize that in periods of declining interest rates a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sales of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the
Fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

"Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC.
The formula
can be expressed as follows:

P(1+T)n = ERV

Where:
P 	=
a hypothetical initial payment of $1,000.

T	=
average annual total return.

n 	=
number of years.

ERV	=
Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions. A
Class' total
return figures calculated in accordance with the above formula assume that the maximum applicable sales charge or maximum applicable CDSC, as the case may be, has been deducted from the hypothetical $1,000 initial investment at the time of purchase or redemption, as applicable.



Class A average annual total returns were as follows for the periods indicated:


Name of Fund
Year Ended
December 31, 1997
Inception*
Through December 31, 1997
Investment Grade Bond Fund
11.82%
10.55%
Government Securities Fund
6.32
6.31
Special Equities Fund
(10.38)
13.25
Managed Growth Fund
7.99
10.20
Concert Peachtree Growth Fund
0.10
11.25
__________________
* 	The Investment Grade Bond, Government Securities
and Special
Equities Funds commenced selling Class A shares on November 6,
1992.  The Managed Growth Fund and Concert Peachtree
Growth Fund
Commenced Selling Class A shares on June 30, 1995 and
July 3,
1995, respectively.
Performance calculations include the historical return information related to the Common Sense II Aggressive
Opportunity
Fund of the Common Sense Trust (for the period from May 3, 1994 through June 30, 1995.)

Class B's average annual total returns were as follows for the periods indicated:



Name of Fund

Year Ended
December 31, 1997
Five Year
Period Ended
December 31, 1997
Ten Year
Period Ended
December 31, 1997(1)

Inception Through
December 31, 1997
Investment Grade Bond Fund
11.94%
10.55%
10.82%
12.19%
Government Securities Fund
6.32
6.32
8.19
8.31
Special Equities Fund
(11.06)
11.81
10.81
9.34
Managed Growth Fund
7.84
N/A
N/A
10.61
Concert Peachtree Growth Fund
(0.60)
N/A
N/A
11.64
__________________
(1)	Class B shares automatically convert to Class A
shares eight
years after date of original purchase. Thus, a shareholder's actual return for the ten years ended December 31, 1994 would be different than that reflected above.
Performance calculations include the historical return information related to the Common Sense II Aggressive
Opportunity
Fund of the Common Sense Trust (for the period from May 3, 1994 through June 30, 1995.)

Class C's average annual total returns were as follows for the periods indicated:



Name of Fund
One Year
Period Ended
12/31/97

Inception
Through 12/31/97
Investment Grade Bond Fund (1)
15.41%
9.54%
Government Securities Fund (2)
9.75
6.04
Special Equities Fund (3)
(7.31)
4.47
Managed Growth Fund (4)
11.91
11.66
Concert Peachtree Growth Fund (5)	.............
3.38
11.00



__________________
(1) The Fund commenced selling Class C shares on
February 26, 1993.
(2)	The Fund commenced selling Class C shares on
February 4,
1993.
(3)	The Fund commenced selling Class C shares on
October 18,
1993.
(4)	The Fund commenced selling Class C shares on
June 30, 1995.
(5)	The Fund commenced selling Class C shares on
July 3, 1995.


Aggregate Total Return

Aggregate total return figures, as described below, represent the cumulative change in the value of an investment in the Class during of the specified period and are computed by the following formula:


	AGGREGATE TOTAL RETURN = 			ERV-P
				P


Where:
P 	=
a hypothetical initial payment of $1,000.

ERV	=
Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5- or 10-year period
(fractional portion
thereof) at the end of the 1-5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


Class A's aggregate total returns were as follows for the periods indicated:







        Name of Fund


One Year
Period Ended
December 31, 1997**

Period from
Inception
through
December 31,1997**


One Year
Period Ended
December 31,1997***

Period from
Inception
Through
December 31, 1997***
Investment Grade Bond Fund
17.10%
75.56%
11.82%
67.66%
Government Securities Fund
11.23
43.49
6.23
37.04
Special Equities Fund
(5.66)
99.58
(10.38)
89.65
Managed Growth Fund
	13.70
34.30
7.99
27.60
Concert Peachtree Growth Fund
5.18
37.38
(0.10)
30.54

*	The Investment Grade Bond Fund, Government
Securities Fund, and
Special Equities Fund commenced selling Class A shares
on
November 6, 1992.  The Managed Growth Fund and Concert
Peachtree
Growth Fund commenced selling Class A shares on June
30, 1995 and
July 3, 1995, respectively.
**	Figures do not include the effect of the maximum
sales charge.
***	Figures include the effect of the maximum sales
charge.
Performance calculations include the historical return information related to the Common Sense II Aggressive
Opportunity
Fund of the Common Sense Trust (for the period from May 3, 1994 through June 30, 1995)

Class B's aggregate total returns were as follows for the periods indicated:






       Name of Fund

One Year
Period
Ended
Dec. 31,
1997*

Five Year
Period
Ended
Dec. 31,
1997*

Ten Year
Period
Ended
Dec. 31,
1997*

One Year
Period
Ended
Dec. 31,
1997**

Five Year
Period
Ended
Dec. 31,
1997**

Ten Year
Period
Ended
Dec. 31,
1997**(1)

Period from
Inception
Through
Dec. 31,
1997**
Investment Grade
Bond Fund
16.44%
66.12%
179.30%
11.94%
65.12%
179.30%
530.01%
Government
Securities Fund
10.82
36.86
119.62
6.32
35.86
119.62
198.20
Special Equities
Fund
(6.38)
75.78
179.14
(11.06)
74.78
179.14
283.64
Managed Growth
Fund
12.84
N/A
N/A
	7.84
N/A
N/A
28.79
Concert Peachtree Growth Fund
4.40
N/A
N/A
(0.60)
N/A
N/A
31.80

*	Figures do not include the effect of the CDSC
(maximum 4.50% for
Investment Grade Bond Fund and Government Securities
Fund and
5.00% for the other Funds).
**	Figures include the effect of the maximum
applicable CDSC, if
any.
(1)	Class B shares automatically convert to Class A
shares eight
years after date of original purchase. Thus, a shareholder's actual return for the ten years ended December 31, 1997 would be different than that reflected above.
Performance calculations include the historical return information related to the Common Sense II Aggressive
Opportunity
Fund of the Common Sense Trust (for the period from May 3, 1994 through June 30, 1995.

Class C's aggregate total returns were as follows for the periods indicated:




        Name of Fund

One Year
Period Ended
Dec. 31, 1997**
Period from
Inception*
Through
Dec. 31,1997**

One Year
Period Ended
Dec. 31, 1997***
Period from
Inception*
Through
Dec. 31, 1997***
Investment Grade Bond Fund
16.41%
55.50%
15.41%
55.50%
Government Securities Fund
10.75
33.33
9.75
33.33
Special Equities Fund
(6.38)
20.21
(7.31)
20.21
Managed Growth Fund
	12.91
31.87
	11.91
31.87
Concert Peachtree Growth Fund
	4.38
28.47
	3.38
28.47

*	Investment Grade Bond Fund, Government
Securities Fund, Special
Equities Fund, Managed Growth Fund and Concert
Peachtree Growth
Fund commenced selling Class C shares on February 26,
1993,
February 4, 1993 October 18, 1993, June 30, 1995 and
July 3,
1995, respectively.  Class C shares are sold at net
asset value
without any sales charge or CDSC.
**	Figures do not include the effect of the CDSC.
***	Figures include the effect of the applicable
CDSC (1.00%)


It is important to note that the yield and total return figures set forth above are based on historical earnings and are not intended to indicate future performance. A Class' performance will vary from time to time depending upon market conditions, the composition of the Fund's investment portfolio and operating expenses and the expenses exclusively attributable to the Class.
Consequently, any
given performance quotation should not be considered representative of the Class' performance for any specified period in the future.
Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

TAXES

The following is a summary of certain Federal income tax considerations that may affect the Company and its shareholders.
The summary is not intended as a substitute for individual tax advice, and investors are urged to consult their tax advisors as to the tax consequences of an investment in any Fund of the Company.

Tax Status of the Funds

Each Fund will be treated as a separate taxable entity for Federal income tax purposes.

Each Fund has qualified and the Company intends that each Fund will continue to qualify separately each year as a "regulated investment company" under the Code. A qualified Fund will not be liable for
Federal income taxes to the extent that its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that each Fund distributes at least 90% of its net investment income.

Each Fund intends to accrue dividend income for Federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a
Fund as taxable income.

Certain options, futures contracts and forward
contracts in which
the Funds may invest are "section 1256 contracts."
Gains or
losses on 1256 contracts generally are considered 60%
long-term and
40% short-term capital gains or losses ("60/40");
however, foreign
currency gains or losses arising from certain section
1256
contracts may be treated as ordinary income or loss.
Also, section
1256 contracts held by a Fund at the end of each taxable year are
"marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss as ordinary income or loss, as the case may be. These contracts also may be marked-to-market for purposes of the 4% excise tax under rules prescribed in the
Code.

Many of the hedging transactions undertaken by the Funds will result in "straddles" for Federal income tax purposes.
Straddles
are defined to include "offsetting positions" in actively traded personal property. It is not entirely clear under what circumstances one investment made by a Fund will be treated as offsetting another investment held by the Fund. In general, positions are offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The straddle rules may affect the character of gains (or losses) realized on straddle positions. In addition, losses realized by a Fund on straddle positions may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which losses are realized. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to the shareholders.
The Fund may
make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.


Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. In view of each Fund's investment policy, it is expected that dividends from domestic corporations will constitute a portion of the gross income of several of the Funds but not of others. Therefore, it is expected that a portion of the income distributed by the Funds
(with the
exception of Investment Grade Bond Fund and Government
Securities
Fund) may be eligible for the dividends-received deduction for corporations.

Distributions of net realized capital gains designated by a Fund as capital gains dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by a shareholder. Distributions of capital gains, whether long or short-term, are not eligible for the dividends-received deduction.

Dividends (including capital gain dividends) declared by a Fund in
October, November or December of any calendar year to shareholders of record on a date in such a month will be deemed to have been received by shareholders on December 31 of that calendar year, provided that the dividend is actually paid by the Fund during
January of the following calendar year.

All dividends are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.

Under the Code, gains or losses attributable to fluctuations in currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss.
Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of a currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

It is expected that certain dividends and interest received by the
Fund will be subject to foreign withholding taxes. So long as more than 50% in value of a Fund's total assets at the close of a given taxable year consists of stocks or securities of foreign corporations, the Fund may elect to treat any foreign taxes paid or accrued by it as paid by its shareholders. Each Fund will notify shareholders in writing each year whether it makes the election and the amount of foreign taxes it has elected to have treated as paid by the shareholders. If a Fund makes the election, shareholders will be required to include as income their proportionate share of the amount of foreign taxes paid or accrued by the Fund and generally be entitled to claim either a credit or deduction (as an itemized deduction) for their share of the taxes in computing their
Federal income tax, subject to limitations.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's United States tax attributable to his or her total foreign source taxable income.
For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to its shareholders. With respect to a Fund, gains from the sales of securities generally will be treated as derived from United States sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a
Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign tax paid or accrued by a Fund. A foreign tax credit can be used to offset only
90% of the alternative minimum tax (as computed under the Code for purposes of the limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to
"pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce investment company taxable income and the distributions by that Fund will be treated as United
States source
income.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.


Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless generally would be taxable to the shareholder as ordinary income or capital gains as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution but the distribution generally would be taxable to the investor.



Upon redemption, sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis for his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares
[for
individuals, the maximum tax rate for long-term capital gains is
28% , (20% if the shares have been held for more than 18 months)]
However, a loss realized by a shareholder on the sale of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A gain realized on a redemption, sale or exchange will not be affected by a reacquisition of shares. A loss realized on a redemption, sale or exchange, however, will be disallowed to the extent the shares disposed of are replaced (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of.
In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

For the purposes of computing the revised alternative minimum tax of 20% for corporations, 75% of the excess of the adjusted current earnings (as defined in the Code) over other alternative minimum taxable income is treated as an adjustment item.
Shareholders are
advised to consult their own tax advisors for details regarding the alternative minimum tax.

If a Fund purchases shares in certain foreign investment funds classified under the Code as a "passive foreign investment company," the Fund may be subject to Federal income tax on a portion of an "excess distribution" and gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by the Fund to its shareholders.
In
addition, gains on the disposition of shares in a passive foreign investment company generally are treated as ordinary income even though the shares are capital assets in the hands of the Company.
Certain interest charges may be imposed on either the Fund or its shareholders in respect of any taxes arising from such distributions or gains. A Fund may be eligible to elect to include in its gross income its share of earnings of a passive foreign investment company on a current basis. Generally the election would eliminate the interest charge and the ordinary income treatment on the disposition of stock, but such an election may have the effect of accelerating the recognition of income and gains by the Fund compared to a fund that did not make the election. In addition, another election may be available that would involve marking to market a Fund's passive foreign investment company shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the passive foreign investment company rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges.
Each Fund's
intention to qualify annually as a regulated investment company may limit its elections with respect to shares of passive foreign investment companies.

Because the application of the passive foreign investment company rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to passive foreign investment company shares, as well as subject a Fund itself to tax on certain income from such shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in passive foreign investment companies.

If a shareholder (a) incurs a sales charge in acquiring shares of the Company, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within
90 days of a subsequent acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of Company shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

The foregoing discussion relates only to Federal income tax law as applicable to United States citizens. Distributions by the Funds also may be subject to state, local and foreign taxes, and their treatment under state, local and foreign income tax laws may differ from the Federal income tax treatment. The Government
Securities
Fund's dividends, to the extent they consist of interest from obligations of the United States government and certain of its agencies and instrumentalities, may be exempt from state and local income taxes in some jurisdictions. The Company intends to advise shareholders of the proportion of that Fund's dividends which are derived from such interest. Shareholders should consult their tax advisors with respect to particular questions of Federal, state, local and foreign taxation.

ADDITIONAL INFORMATION

The Company was incorporated on September 29, 1981 under the name
Hutton Investment Series Inc. The Company's corporate name was changed on December 29, 1988, July 30, 1993 and
October 28, 1994,
to SLH Investment Portfolios Inc., Smith Barney
Shearson Investment
Funds Inc., and Smith Barney Investment Funds, Inc., respectively.




PNC Bank, located at 17th and Chestnut Streets,
Philadelphia,
Pennsylvania 19103, serves as the custodian of the Company. Under its custody agreement with the Company, PNC Bank holds each Funds portfolio securities and keeps all necessary accounts and records.
For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives transaction charges. PNC bank is authorized to establish separate accounts for foreign securities owned by the Company to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories.
The assets of
the Company are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston,
Massachusetts 02109,
serves as the Company's transfer agent. For these services, First
Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains with the Company during the month and is reimbursed for out-of-pocket expenses.



FINANCIAL STATEMENTS

The Annual Reports for each Fund for the fiscal year ended December
31, 1997 are incorporated herein by reference in their entirety.


APPENDIX

BOND (AND NOTE) RATINGS

Moody's Investors Service, Inc. ("Moody's")

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds.
They are
rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in
"Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca - Bonds that are rated Ca represent
obligations which are
speculative in a high degree. Such issues are often in default or have other marked short-comings.

	C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

	Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


Standard & Poor's Ratings Group ("Standard & Poors")

	AAA - Debt rated "AAA" has the highest rating assigned by
Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B and CCC - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree if speculation than B and
CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C - The rating C is reserved for income bonds on which no interest is being paid.

	D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed;
conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.
This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization
characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard & Poor's Ratings Group

		A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Supplementary Description of Interest Rate Futures
Contracts and
Related Options

Characteristics of Futures Contracts. Currently, futures contracts can be purchased and sold on such securities as U.S.
Treasury
bonds, U.S. Treasury notes, GNMAs and U.S. Treasury bills. Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sales of a futures contract. The Fund will initially be required to deposit with the custodian or the broker an amount of "initial margin" of cash of
U.S. Treasury bills. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract initial margin does not involve the borrowing of funds by their customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
Subsequent payments, called maintenance margin, to and from the broker, will be made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marked-to-market." For example, when the Fund has purchased a futures contract and the price of the underlying debt security has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to that increase in value. Conversely, when the Fund has purchased a futures contract and the price of the underlying debt security has declined, the position would be less valuable and the
Fund would be required to make a maintenance margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund pays the difference and realizes the loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the
Fund realizes a gain, and if the purchase price exceeds the offsetting price, the Fund realizes a loss.


Risks of Transactions in Futures Contracts. There are several risks in connection with the use of futures contracts by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the debt securities which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the debt securities being hedged. If the price of the futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the securities being hedged has moved in an unfavorable direction, the
Fund would be in a better position than if it has not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the movement in the price of the futures contract. If the price of the futures contracts moves more than the price of the security, the
Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the prices of the debt securities which are the subject of the hedge.
To compensate
for the imperfect correlation of movements in the price of debt securities being hedged and movements in the prices of the futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures contracts.
Conversely,
the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contracts.
It is also
possible that, where the Fund has sold futures to hedge its portfolio against decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline.
If this occurred, the Fund would lose money on the futures contracts and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts. Where futures are purchased to hedge against a possible increase in prices of securities before the Fund is able to invest its cash (or cash equivalents) in U.S. government securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in U.S. government securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.


In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements.
Rather than
meeting additional margin deposit requirements, investors may close futures contracts though offsetting transactions which could distort the normal relationship between the debt securities and futures markets; second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.
Therefore, increased
participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the debt securities and movements in the prices of futures contracts, a correct forecast of interest rate trends by the investment advisor may still not result in a successful hedging transaction over a very short time frame.


Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although an unauthorized Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.
In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event that the futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contracts can be terminated.
In such
circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contracts.
However, as described above, there is no guarantee that the price of the securities will, in fact, correlate with the price movements of the futures contracts and thus provide an offset to losses on futures contracts. Successful use of futures contracts by the Fund is also subject to the investment adviser's ability to predict correctly movements in the direction of interest rates and other factors affecting markets of debt securities. For example, if the
Fund has hedged against the possibility of an increase in interest rates which would adversely affect debt securities held in its portfolio and prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sale of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.


Characteristics of Options on Futures Contracts. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same series.
There is no
guarantee that such closing transactions can be effected. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts described above, and, in addition, net option premiums received will be included as initial margin deposits.


In addition to the risks which apply to all options transaction, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. The Fund will not purchase options on futures contracts on any exchange unless and until, in the investment advisor's opinion, the market for such options had developed sufficiently that the risks in connection with options on futures contracts are not greater than the risks in connection with futures contracts.
Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount of risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the prices of debt securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.


47
U:\legal\funds\sliv\1998\secdocs\sai98
	4/29/98  11:37 AM

SAI98.52		4/29/98  11:37 AM


PART C

Item 24. Financial Statements and Exhibits

(a) Not Applicable

Included in Part B:

(b) Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on October 2, 1981(File Nos. 2-
74288 and 811-3275).

(1) Articles of Restatement dated September 17, 1993 to Registrant's Articlesof Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles  of
Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and Certificates of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994.
Articles of Amendment dated October 23, 1997 are incorporated by reference to Post-Effective Amendment
No. 46 dated October 23, 1997("Post-Effective
Amendment No.46").  Articles of Amendment dated
February 27, 1998 (filed herewith).

(2) Registrant's By-Laws, as amended on September 30,
1992 are incorporated by reference to Post-Effective
Amendment No. 30 to the Registration Statement filed on April 30, 1993.

(3) Not Applicable.

(4) Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value Small
Cap Fund ("Small Cap Fund") is incorporated by reference to Post Effective Amendment 46.

(5) (a) Investment Advisory Agreement dated July 30,
1993, between the Registrant on behalf of Smith Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities
Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.

    (b) Investment Advisory Agreements on behalf of
Smith Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27,
1995.

    (c) Investment Management Agreements on behalf of
Global Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.

    (d) Sub-Advisory Agreement on behalf of Global
Value Fund and Global Small Cap Fund between MMC and
Hansberger Global Investors Inc. filed herewith.

(6) (a) Distribution Agreement dated July 30, 1993, between the Registrant andSmith Barney Shearson Inc.
is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993.
File 33-50153.

     (b) Form of Distribution Agreement between the
Registrant and PFS Distributors on behalf of Smith
Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(7) Not Applicable.

8 (a) Custodian Agreement with PNC Bank, National
Association is incorporated byreference to Post -
Effective Amendment  No. 44 filed on April 29, 1997.

   (b) Custodian Agreement with Chase Manhattan Bank is incorporated by reference to Post-Effective
Amendment No. 46.

9 (a)  Transfer Agency and Registrar Agreement dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services Group,
Inc.) is incorporated by reference to Post-Effective
Amendment No. 31 as filed on December 22, 1993 (Post-
Effective Amendment No. 31").

   (b)Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholders Services on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(10)  Opinion of Robert A. Vegliante, Deputy General
Counsel of Smith Barney Mutual Funds Management Inc.
filed with the Registrant's rule 24-f2 Notice
(Accession No. 000091155-97-000104) is incorporated by reference.

(11)  Filed herewith

(12) Not Applicable

(13)  Not Applicable

(14)  Not Applicable

(15) (a) Amended Services and Distribution Plans pursuant to Rule 12b-1 betweenthe Registrant on behalf of Smith Barney Invest Grade Bond Fund, Smith
BarneyGovernment Securities Fund, Smith Barney Special
Equities Fund and Smith Barney European Fund and Smith
Barney, Inc. ("Smith Barney") are incorporated by reference to Post-Effective Amendment No. 37'

    (b) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and
Smith Barney Managed Growth Fund is incorporated by reference to Post-EffectiveAmendment No. 40 filed on June 27, 1995.

    (c) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of the Global Value Fund and Small Cap Fund is incorporated by reference to Post-Effective Amendment
No. 46.

(16) Performance Data is incorporated by reference to Post-Effective Amendment No. 22 as filed on May 1,
1989.

(17) Filed herewith

(18) Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No.42 to Registration Statement dated January 10, 1996.

Item 25 Persons Controlled by or Under Common Control with Registrant

None.

Item 26.	Title of Class		Number of Record
Holders

		Smith Barney
Investment Grade Fund
 		Class A			12,970
		Class B			12,631
		Class C			508
		Class Y			4

		Smith Barney
		Government Securities Fund
		Class A			21,658
		Class B			6,124
		Class C			151
		Class Y			11

		Smith Barney
		Managed Growth Fund
		Class A			15,981
		Class B			40,226
		Class C			4,967
		Class Y			8
		Class Z			1

		Smith Barney
		Special Equities Fund
		Class A			21,000
		Class B			30,564
		Class C			2,138
		Class Y			6
		Class Z			1

		Concert
		Peachtree Growth Fund
		Class A			123
		Class B			224
		Class C			31
		Class Y			7

Item  27.  Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October
8, 1993 (File No. 33-50153).

Item 28(a).  Business and Other Connections of
Investment Adviser

Investment Adviser -Mutual Management Corp.("MMC") formerly Smith Barney Mutual Funds Management Inc.

MMC was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings")(formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica
Corporation) ("Travelers"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").The list required by this
Item 28 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers
Act (SEC File No. 801-8314).

Item 29.	Principal Underwriters

(a) Smith Barney Inc. ("Smith Barney ") acts as principal underwriter for
Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Greenwich Street California Municipal Fund Inc.
Greenwich Street Municipal Fund Inc.
Greenwich Street Series Fund
High Income Opportunity Fund Inc.
The Italy Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio II Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Fund Inc.
Puerto Rico Daily Liquidity Fund Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Intermediate Municipal Fund, Inc.
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Fund, Inc.
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands
Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V.(Netherlands Antilles)
Worldwide Securities Limited  (Bermuda)
Zenix Income Fund Inc. and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Holdings.
The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No.812-8510).

Item 30.  Location of Accounts and Records

(1) 	Smith Barney Investment Funds Inc.
	388 Greenwich Street
	New York, New York  10013

(2)	Mutual Management Corp.
	388 Greenwich Street
	New York, New York  10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	The Chase Manhattan Bank
	Chase Metrotech Center
	Brooklyn, New York 11245

(5)	First Data Investor  Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

Item 31. Management Services

	Not Applicable.

Item 32. Undertakings

(b) The Registrant hereby undertakes to file a post-effective amendment, which includes financial statements, within four to six month from the effective date of this Registration Statement.

(c) The Registrant hereby undertakes to furnish to each person to whom a prospectus of any series of the Registrant is delivered a copy of the Registrant's latest annual report, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
INVESTMENT FUNDS INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 29th day of April, 1998.

SMITH BARNEY INVESTMENT FUNDS INC.


By: /s/ Heath B. McLendon*
      Heath B. McLendon
      Chief Executive Officer


	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title
	Date

/s/ Heath B. McLendon	Chairman of the Board
	04/29/98
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone	 Senior Vice President
Lewis E. Daidone		 and Treasurer
	04/29/98
				(Chief Financial
				and Accounting Officer)

/s/ Paul R. Ades	*		Director
	04/29/98
Paul R. Ades

/s/ Herbert Barg*	 		Director
	04/29/98
Herbert Barg

/s/ Dwight B. Crane*		Director
	04/29/98
Dwight B. Crane

/s/ Frank Hubbard*		Director
	04/29/98
Frank Hubbard

 /s/ Jerome Miller*		Director
	04/29/98
Jerome Miller

/s/ Ken Miller*			Director
	04/29/98
Ken Miller

/s/ John F. White*		Director
	04/29/98
John F. White

*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

/s/ Heath B. McLendon
Heath B. McLendon

EXHIBITS


Exhibit No.			Description of Exhibit

				Cover

5(d)				Sub Advisory Agreement on
				behalf of the Global Value
Fund
				and the Small Cap Global Value
Fund

11 Auditor's Consent

17 Financial Data Schedule